UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Class A, Class T, Class B and Class C

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 1.50% sales charge)	-1.25%	2.08%	2.12%
Class T (incl. 1.50% sales charge)	-1.15%	2.10%	2.13%
Class B (incl. contingent deferred sales charge)A	-3.49%	1.73%	1.96%
Class C (incl. contingent deferred sales charge) B	-1.63%	1.52%	1.44%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short Fixed-Income Fund - Class A on August 31, 2003, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Robert Galusza and Robin Foley, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Short Fixed-Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned 0.25%, 0.36%, -0.51% and -0.63%, respectively (excluding sales charges), versus 0.45% for the Barclays® U.S. 1-3 Year Government/Credit Bond Index. Relative to the benchmark, sector selection driven by a substantial overweighting in corporate bonds helped the fund's performance. Within our corporate holdings, an emphasis on the financials sector contributed the most, followed by more-modest contributions from investments in industrial and utility bonds. Out-of-benchmark positions in asset-backed securities, commercial mortgage-backed securities and government-agency-backed collateralized mortgage obligations also bolstered the fund's return. On the downside, our allocation to U.S. Treasuries lagged the index and notably detracted. An underweighting in government-agency-backed debentures slightly dampened relative performance, as did unfavorable yield-curve positioning. During the period, the fund's Treasury allocation was meaningfully reduced in order to fund an increased allocation to corporate credit.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.69%
Actual		$ 1,000.00	$ 997.60	$ 3.47
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Class T	.70%
Actual		$ 1,000.00	$ 997.60	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class B	1.50%
Actual		$ 1,000.00	$ 992.50	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class C	1.53%
Actual		$ 1,000.00	$ 992.50	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Institutional Class	.51%
Actual		$ 1,000.00	$ 998.50	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations † 34.3%	U.S. Government and U.S. Government Agency Obligations † 34.0%
AAA 20.2%	AAA 20.0%
AA 7.9%	AA 9.3%
A 17.2%	A 16.2%
BBB 17.5%	BBB 18.7%
BB and Below 0.9%	BB and Below 0.9%
Not Rated 0.0%††	Not Rated 0.2%
Short-Term Investments and Net Other Assets 2.0%	Short-TermInvestments and Net Other Assets 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	2.2	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	1.8	1.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013 *		As of February 28, 2013 **
	Corporate Bonds 40.7%		Corporate Bonds 42.3%
	U.S. Government and U.S. Government Agency Obligations † 34.3%		U.S. Government and U.S. Government Agency Obligations † 34.0%
	Asset-Backed Securities 14.1%		Asset-Backed Securities 14.8%
	CMOs and Other Mortgage Related Securities 7.9%		CMOs and Other Mortgage Related Securities 6.3%
	Municipal Bonds 0.5%		Municipal Bonds 0.4%
	Other Investments 0.5%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	12.6%	** Foreign investments	13.7%
* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes.
†† Amount represents less than 0.1%.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.4%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 2,210,000	$ 2,201,065
1.3% 7/31/15 (d)	2,620,000	2,629,448
1.45% 8/1/16 (d)	740,000	736,745
1.65% 4/10/15 (d)	1,310,000	1,321,001
1.875% 9/15/14 (d)	1,270,000	1,284,141
1.95% 3/28/14 (d)	3,076,000	3,093,462
2.3% 1/9/15 (d)	1,330,000	1,350,735
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	1,090,000	1,063,513
1.625% 3/22/15 (d)	2,300,000	2,324,258
		16,004,368
Media - 1.3%
COX Communications, Inc. 5.5% 10/1/15	238,000	257,107
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,596,439
NBC Universal, Inc.:
2.875% 4/1/16	1,200,000	1,253,078
3.65% 4/30/15	2,330,000	2,440,456
News America, Inc. 5.3% 12/15/14	2,007,000	2,121,353
Thomson Reuters Corp. 0.875% 5/23/16	535,000	530,998
Time Warner Cable, Inc. 5.85% 5/1/17	1,100,000	1,196,287
Time Warner, Inc. 3.15% 7/15/15	1,923,000	2,001,289
Viacom, Inc. 1.25% 2/27/15	1,634,000	1,638,113
Walt Disney Co. 1.1% 12/1/17	976,000	950,279
		14,985,399
TOTAL CONSUMER DISCRETIONARY		30,989,767
CONSUMER STAPLES - 2.7%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	2,500,000	2,488,045
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	2,630,000	2,633,498
1.5% 7/14/14	1,611,000	1,626,337
Beam, Inc.:
1.75% 6/15/18	429,000	417,281
1.875% 5/15/17	1,366,000	1,361,984
FBG Finance Ltd. 5.125% 6/15/15 (d)	1,054,000	1,130,641
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV:
0.8% 10/1/15 (d)	$ 1,492,000	$ 1,486,569
1.4% 10/1/17 (d)	556,000	539,025
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	2,660,000	2,706,726
		14,390,106
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,654,053
Walgreen Co.:
1% 3/13/15	1,695,000	1,699,917
1.8% 9/15/17	678,000	672,059
		4,026,029
Food Products - 0.6%
General Mills, Inc.:
0.875% 1/29/16	971,000	962,977
1.55% 5/16/14	1,200,000	1,208,270
Kellogg Co. 0.4947% 2/13/15 (e)	1,685,000	1,685,821
Kraft Foods Group, Inc. 1.625% 6/4/15	2,690,000	2,727,579
		6,584,647
Tobacco - 0.5%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,443,718
Reynolds American, Inc.:
1.05% 10/30/15	1,240,000	1,239,790
6.75% 6/15/17	1,644,000	1,891,889
		5,575,397
TOTAL CONSUMER STAPLES		30,576,179
ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	1,005,000	1,010,932
Oil, Gas & Consumable Fuels - 2.3%
BG Energy Capital PLC 2.875% 10/15/16 (d)	1,350,000	1,402,642
Canadian Natural Resources Ltd. 1.45% 11/14/14	2,453,000	2,470,176
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,185,933
Enterprise Products Operating LP 1.25% 8/13/15	962,000	966,275
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,786,100
Petrobras Global Finance BV 2% 5/20/16	2,000,000	1,963,200
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	1,320,000	1,339,800
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
3.875% 1/27/16	$ 1,151,000	$ 1,180,639
Phillips 66:
1.95% 3/5/15	2,620,000	2,659,014
2.95% 5/1/17	650,000	669,157
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,500,000	1,454,994
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,898,847
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	319,325
Total Capital International SA 0.75% 1/25/16	1,403,000	1,394,383
TransCanada PipeLines Ltd. 0.9531% 6/30/16 (e)	4,000,000	4,024,588
		25,715,073
TOTAL ENERGY		26,726,005
FINANCIALS - 24.7%
Capital Markets - 3.0%
Goldman Sachs Group, Inc.:
1.6% 11/23/15	1,090,000	1,096,690
2.375% 1/22/18	2,200,000	2,157,432
3.7% 8/1/15	3,000,000	3,134,022
5.125% 1/15/15	5,117,000	5,385,279
HSBC Bank PLC:
1.5% 5/15/18 (d)	1,090,000	1,043,976
3.1% 5/24/16 (d)	1,210,000	1,267,210
JPMorgan Chase & Co.:
0.8821% 2/26/16 (e)	1,000,000	999,332
0.9281% 10/15/15 (e)	1,768,000	1,772,199
1.1% 10/15/15	1,080,000	1,079,147
1.125% 2/26/16	1,100,000	1,096,985
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	988,244
Morgan Stanley:
1.2233% 12/19/14 (e)	1,000,000	1,000,677
1.75% 2/25/16	2,966,000	2,964,182
2.875% 1/24/14	1,200,000	1,209,775
2.875% 7/28/14	452,000	458,987
4.1% 1/26/15	554,000	574,242
4.2% 11/20/14	400,000	415,046
6% 5/13/14	2,690,000	2,781,196
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp. 1.7% 11/24/14	$ 3,150,000	$ 3,192,588
UBS AG Stamford Branch 1.2638% 1/28/14 (e)	924,000	927,356
		33,544,565
Commercial Banks - 9.6%
ABN AMRO Bank NV 2.035% 1/30/14 (d)(e)	1,700,000	1,710,489
ANZ Banking Group Ltd.:
0.4654% 5/7/15 (d)(e)	1,100,000	1,100,202
2.125% 1/10/14 (d)	1,210,000	1,216,776
Australia & New Zealand Banking Group Ltd. 0.9% 2/12/16	1,670,000	1,658,986
Bank of America NA 5.3% 3/15/17	250,000	272,456
Bank of England 0.5% 3/6/15 (d)	3,902,000	3,906,698
Bank of Nova Scotia:
1.375% 7/15/16	3,130,000	3,139,600
1.375% 12/18/17	1,069,000	1,037,057
Bank of Tokyo-Mitsubishi UFJ Ltd. 1% 2/26/16 (d)	2,200,000	2,179,971
BB&T Corp. 2.05% 4/28/14	2,710,000	2,733,656
Commonwealth Bank of Australia:
1.95% 3/16/15	1,310,000	1,333,317
3.5% 3/19/15 (d)	1,300,000	1,353,823
Credit Suisse New York Branch 3.5% 3/23/15	6,000,000	6,253,986
Danske Bank A/S 1.3181% 4/14/14 (d)(e)	1,800,000	1,807,391
Discover Bank 2% 2/21/18	2,500,000	2,416,908
Fifth Third Bancorp 3.625% 1/25/16	673,000	707,315
Fifth Third Bank 0.9% 2/26/16	2,200,000	2,169,666
Huntington National Bank, Columbus 1.35% 8/2/16	529,000	526,369
KeyBank NA:
1.65% 2/1/18	735,000	714,256
5.8% 7/1/14	4,064,000	4,231,603
Marshall & Ilsley Bank 5% 1/17/17	86,000	93,061
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	3,280,000	3,160,346
National Australia Bank Ltd.:
0.5662% 1/22/15 (d)(e)	2,000,000	2,003,136
2% 3/9/15	1,310,000	1,334,204
National Bank of Canada 1.5% 6/26/15	1,794,000	1,815,593
Nordea Bank AB 0.875% 5/13/16 (d)	1,640,000	1,619,612
PNC Bank NA:
0.8% 1/28/16	3,000,000	2,979,792
1.3% 10/3/16	1,130,000	1,128,452
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.:
3% 5/19/14	$ 1,700,000	$ 1,731,124
3.625% 2/8/15	1,445,000	1,502,134
Rabobank (Netherlands) NV 2.125% 10/13/15	862,000	882,373
Regions Financial Corp. 2% 5/15/18	1,100,000	1,050,855
Royal Bank of Canada:
0.6443% 3/8/16 (e)	1,500,000	1,503,743
0.8% 10/30/15	2,180,000	2,177,776
0.85% 3/8/16	1,000,000	993,208
1.5% 1/16/18	2,210,000	2,156,993
2.2% 7/27/18	1,000,000	996,417
Royal Bank of Scotland Group PLC 2.55% 9/18/15	3,809,000	3,882,129
Sumitomo Mitsui Banking Corp.:
1.45% 7/19/16	2,500,000	2,503,820
1.8% 7/18/17	1,970,000	1,951,927
1.9% 1/12/15 (d)	1,600,000	1,620,206
SunTrust Banks, Inc.:
0.5521% 8/24/15 (e)	500,000	494,560
0.574% 4/1/15 (e)	2,270,000	2,254,101
3.5% 1/20/17	1,449,000	1,517,467
5% 9/1/15	1,059,000	1,128,393
Svenska Handelsbanken AB 0.7218% 3/21/16 (e)	1,100,000	1,101,675
The Toronto Dominion Bank:
0.4531% 5/1/15 (e)	1,500,000	1,499,555
1.375% 7/14/14	3,000,000	3,027,777
Wachovia Bank NA 0.6456% 11/3/14 (e)	1,820,000	1,823,392
Wells Fargo & Co.:
0.4638% 10/28/15 (e)	5,000,000	4,984,315
3.625% 4/15/15	2,400,000	2,504,443
Wells Fargo Bank NA 0.4732% 5/16/16 (e)	4,500,000	4,446,711
Westpac Banking Corp.:
0.95% 1/12/16	2,210,000	2,201,021
1.125% 9/25/15	2,685,000	2,703,970
2% 8/14/17	2,250,000	2,246,801
		109,491,607
Consumer Finance - 4.6%
American Express Credit Corp.:
0.7147% 11/13/15 (e)	2,735,000	2,735,853
0.875% 11/13/15	1,090,000	1,087,811
1.3% 7/29/16	1,120,000	1,121,734
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
2.75% 9/15/15	$ 2,530,000	$ 2,621,356
2.8% 9/19/16	970,000	1,011,578
American Honda Finance Corp.:
0.6371% 5/26/16 (d)(e)	1,500,000	1,500,641
0.7164% 5/8/14 (d)(e)	1,000,000	1,002,875
1.45% 2/27/15 (d)	1,310,000	1,322,138
Capital One Financial Corp.:
0.9066% 11/6/15 (e)	1,000,000	1,002,020
1% 11/6/15	1,090,000	1,082,380
2.125% 7/15/14	2,639,000	2,669,093
2.15% 3/23/15	1,300,000	1,320,558
7.375% 5/23/14	2,500,000	2,617,595
Caterpillar Financial Services Corp.:
0.5021% 2/26/16 (e)	2,000,000	2,000,628
2.75% 6/24/15	701,000	725,697
Ford Motor Credit Co. LLC:
1.7% 5/9/16	1,100,000	1,085,611
2.75% 5/15/15	2,000,000	2,033,442
3% 6/12/17	2,950,000	2,969,039
General Electric Capital Corp.:
1% 1/8/16	1,299,000	1,292,258
1.5% 7/12/16	10,000,000	10,031,900
1.625% 7/2/15	3,165,000	3,204,249
2.25% 11/9/15	3,150,000	3,224,438
HSBC U.S.A., Inc.:
1.625% 1/16/18	963,000	932,728
2.375% 2/13/15	2,353,000	2,406,324
Hyundai Capital America:
1.625% 10/2/15 (d)	851,000	850,521
1.875% 8/9/16 (d)	295,000	294,577
		52,147,044
Diversified Financial Services - 5.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	511,000	506,792
Bank of America Corp.:
1.25% 1/11/16	4,200,000	4,175,308
1.5% 10/9/15	1,000,000	1,001,892
1.8191% 7/11/14 (e)	2,780,000	2,810,221
3.7% 9/1/15	3,960,000	4,134,224
Barclays Bank PLC 1.3081% 1/13/14 (e)	4,500,000	4,516,146
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC:
0.8752% 3/11/14 (e)	$ 2,210,000	$ 2,216,166
1.375% 5/10/18	1,090,000	1,048,430
1.7% 12/5/14	1,320,000	1,338,584
2.248% 11/1/16	1,320,000	1,348,446
Citigroup, Inc.:
1.25% 1/15/16	5,049,000	5,004,089
1.3% 4/1/16	1,650,000	1,633,642
1.7% 7/25/16	5,000,000	4,996,410
2.65% 3/2/15	3,350,000	3,425,717
3.953% 6/15/16	2,000,000	2,119,694
6.375% 8/12/14	2,900,000	3,054,895
Export Development Canada 1.5% 5/15/14	800,000	806,714
JPMorgan Chase & Co.:
3.4% 6/24/15	2,005,000	2,087,883
3.7% 1/20/15	7,280,000	7,547,911
MetLife Institutional Funding II 0.6409% 1/6/15 (d)(e)	1,000,000	1,002,317
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (e)	270,000	275,400
TECO Finance, Inc. 4% 3/15/16	400,000	423,633
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,842,729
		57,317,243
Insurance - 2.1%
AEGON NV 4.625% 12/1/15	1,480,000	1,580,143
American International Group, Inc.:
3% 3/20/15	2,050,000	2,108,487
3.8% 3/22/17	818,000	864,784
4.25% 9/15/14	2,270,000	2,346,006
Assurant, Inc. 2.5% 3/15/18	1,120,000	1,090,072
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,332,008
Berkshire Hathaway, Inc. 1.55% 2/9/18	1,110,000	1,086,267
MetLife, Inc. 1.756% 12/15/17 (c)	465,000	457,576
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	2,559,000	2,479,131
2% 1/9/15 (d)	4,359,000	4,426,565
2.5% 9/29/15 (d)	1,000,000	1,032,939
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,192,633
Principal Life Global Funding II:
0.6321% 5/27/16 (d)(e)	1,000,000	1,001,104
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Principal Life Global Funding II: - continued
0.8949% 7/9/14 (d)(e)	$ 2,000,000	$ 2,007,564
Prudential Financial, Inc. 2.3% 8/15/18	365,000	364,022
		23,369,301
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 9.625% 3/15/16	330,000	391,041
Equity One, Inc. 5.375% 10/15/15	144,000	155,432
Health Care REIT, Inc. 2.25% 3/15/18	341,000	333,962
		880,435
Real Estate Management & Development - 0.3%
Mack-Cali Realty LP 2.5% 12/15/17	770,000	750,773
Simon Property Group LP 4.2% 2/1/15	484,000	502,962
Tanger Properties LP 6.15% 11/15/15	1,669,000	1,850,913
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	696,000	674,082
		3,778,730
TOTAL FINANCIALS		280,528,925
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	1,300,000	1,319,884
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	135,000	130,928
Express Scripts Holding Co. 2.1% 2/12/15	1,970,000	2,001,443
McKesson Corp. 0.95% 12/4/15	213,000	212,915
WellPoint, Inc.:
1.25% 9/10/15	357,000	358,719
1.875% 1/15/18	647,000	632,808
		3,336,813
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	2,200,000	2,206,211
1.75% 11/6/17	1,865,000	1,836,292
Sanofi SA:
1.2% 9/30/14	920,000	928,065
2.625% 3/29/16	1,263,000	1,314,045
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,218,049
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.15% 2/1/16 (d)	$ 978,000	$ 978,279
1.875% 2/1/18 (d)	174,000	170,504
		8,651,445
TOTAL HEALTH CARE		13,308,142
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	1,500,000	1,541,930
Airlines - 0.1%
Iberbond 2004 PLC 4.826% 12/24/17 (g)	570,712	570,712
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	1,143,000	1,142,576
TOTAL INDUSTRIALS		3,255,218
INFORMATION TECHNOLOGY - 1.2%
Computers & Peripherals - 0.4%
Apple, Inc. 0.45% 5/3/16	2,200,000	2,176,583
Hewlett-Packard Co.:
1.25% 9/13/13	1,216,000	1,216,023
2.625% 12/9/14	1,330,000	1,356,874
		4,749,480
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	678,000	682,657
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	1,621,000	1,664,362
The Western Union Co. 2.375% 12/10/15	490,000	498,428
		2,162,790
Office Electronics - 0.5%
Xerox Corp. 1.0832% 5/16/14 (e)	5,738,000	5,737,983
TOTAL INFORMATION TECHNOLOGY		13,332,910
MATERIALS - 0.5%
Chemicals - 0.0%
Ecolab, Inc. 1.45% 12/8/17	594,000	576,981
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	$ 2,400,000	$ 2,401,680
Rio Tinto Finance (U.S.A.) Ltd. 8.95% 5/1/14	1,413,000	1,489,476
Rio Tinto Finance (U.S.A.) PLC 1.375% 6/17/16	1,774,000	1,764,827
		5,655,983
TOTAL MATERIALS		6,232,964
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
1.4% 12/1/17	1,100,000	1,067,713
2.5% 8/15/15	2,320,000	2,389,665
2.95% 5/15/16	1,200,000	1,250,772
British Telecommunications PLC:
1.625% 6/28/16	645,000	648,179
2% 6/22/15	3,350,000	3,405,814
CenturyLink, Inc. 5.15% 6/15/17	1,100,000	1,146,750
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	1,209,000	1,256,532
Verizon Communications, Inc. 2% 11/1/16	2,727,000	2,762,489
		13,927,914
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV 2.375% 9/8/16	1,532,000	1,552,039
Verizon Wireless Capital LLC 5.55% 2/1/14	2,380,000	2,425,453
Vodafone Group PLC 0.9% 2/19/16	2,500,000	2,489,855
		6,467,347
TOTAL TELECOMMUNICATION SERVICES		20,395,261
UTILITIES - 3.2%
Electric Utilities - 2.3%
American Electric Power Co., Inc. 1.65% 12/15/17	1,534,000	1,490,060
Commonwealth Edison Co. 1.625% 1/15/14	2,440,000	2,451,470
Duke Energy Corp.:
1.625% 8/15/17	602,000	594,433
3.95% 9/15/14	1,441,000	1,488,648
Entergy Louisiana LLC 1.875% 12/15/14	748,000	757,357
FirstEnergy Corp. 2.75% 3/15/18	921,000	882,685
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,383,780
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	$ 2,234,000	$ 2,249,296
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,751,773
Northeast Utilities:
1.0223% 9/20/13 (e)	3,490,000	3,491,026
1.45% 5/1/18	291,000	280,042
Pacific Gas & Electric Co. 5.625% 11/30/17	1,774,000	2,027,091
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,126,188
Progress Energy, Inc. 6.05% 3/15/14	1,532,000	1,575,844
Xcel Energy, Inc. 0.75% 5/9/16	2,200,000	2,172,526
		25,722,219
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
1.4% 9/15/17	848,000	826,550
1.95% 8/15/16	848,000	862,012
2.25% 9/1/15	1,300,000	1,332,496
2.5756% 9/30/66 (e)	1,336,000	1,244,373
NiSource Finance Corp. 5.4% 7/15/14	1,000,000	1,038,731
Sempra Energy:
1.0333% 3/15/14 (e)	2,515,000	2,520,717
2% 3/15/14	2,435,000	2,452,547
		10,277,426
TOTAL UTILITIES		35,999,645
TOTAL NONCONVERTIBLE BONDS (Cost $458,197,816)		461,345,016
U.S. Government and Government Agency Obligations - 26.5%

U.S. Government Agency Obligations - 6.5%
Fannie Mae:
0.5% 5/27/15	5,072,000	5,079,238
0.5% 7/2/15	13,181,000	13,195,183
0.5% 9/28/15	22,889,000	22,885,178
0.5% 3/30/16	9,779,000	9,728,540
0.625% 8/26/16	10,878,000	10,788,735
0.875% 2/8/18	915,000	885,342
0.875% 5/21/18	748,000	717,550
1.25% 9/28/16	252,000	254,244
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
1.625% 10/26/15	$ 5,050,000	$ 5,167,276
1.875% 9/18/18	371,000	370,361
Freddie Mac:
0.5% 5/13/16	333,000	330,649
1% 9/29/17	2,727,000	2,677,082
1.25% 5/12/17	417,000	416,319
1.75% 9/10/15	1,397,000	1,432,603
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		73,928,300
U.S. Treasury Obligations - 19.9%
U.S. Treasury Notes:
0.25% 9/15/15	63,000,000	62,778,492
0.375% 1/15/16	67,000,000	66,733,061
0.625% 8/15/16	13,292,000	13,233,848
0.875% 11/30/16	50,000,000	49,921,900
1.375% 11/30/15	32,008,000	32,635,645
TOTAL U.S. TREASURY OBLIGATIONS		225,302,946
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,726,418
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $301,874,818)		300,957,664
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 2.0%
1.975% 10/1/33 (e)	53,532	55,595
2.035% 3/1/35 (e)	38,027	39,633
2.242% 5/1/33 (e)	9,463	9,942
2.315% 10/1/35 (e)	36,254	37,947
2.332% 3/1/35 (e)	22,958	24,110
2.342% 5/1/35 (e)	440,916	465,763
2.371% 12/1/33 (e)	268,386	283,652
2.391% 7/1/35 (e)	1,497,882	1,584,810
2.408% 7/1/35 (e)	422,044	444,801
2.424% 11/1/36 (e)	78,627	83,476
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.429% 12/1/34 (e)	$ 240,896	$ 252,740
2.528% 10/1/33 (e)	71,681	75,983
2.545% 10/1/41 (e)	733,217	753,388
2.552% 2/1/35 (e)	495,622	522,728
2.593% 11/1/36 (e)	580,814	619,512
2.618% 10/1/35 (e)	543,960	574,912
2.639% 7/1/35 (e)	158,612	167,347
2.656% 11/1/34 (e)	234,189	247,439
2.693% 9/1/41 (e)	930,190	963,113
2.733% 8/1/35 (e)	344,489	367,122
2.735% 8/1/41 (e)	1,229,778	1,277,354
2.866% 4/1/35 (e)	151,146	160,857
3.023% 8/1/41 (e)	261,275	270,616
3.193% 1/1/40 (e)	533,339	559,408
3.229% 10/1/35 (e)	98,517	104,521
3.485% 3/1/40 (e)	391,251	411,830
3.5% 1/1/26 to 5/1/27	5,260,382	5,500,098
3.517% 12/1/39 (e)	160,852	170,654
3.607% 3/1/40 (e)	535,303	565,970
4.5% 6/1/19 to 7/1/20	516,358	546,795
5.5% 11/1/17 to 11/1/34	4,864,896	5,263,258
6.5% 9/1/13 to 6/1/16	80,073	81,801
7% 1/1/16 to 11/1/18	31,443	33,453
7.5% 10/1/14	2,942	3,035
TOTAL FANNIE MAE		22,523,663
Freddie Mac - 1.2%
2.432% 4/1/35 (e)	569,406	602,491
2.459% 1/1/35 (e)	75,450	79,915
2.652% 6/1/37 (e)	341,472	365,589
2.66% 11/1/35 (e)	343,807	363,102
2.784% 8/1/36 (e)	170,904	182,140
2.973% 8/1/41 (e)	613,710	637,276
2.985% 8/1/34 (e)	101,106	107,697
3% 8/1/21	1,628,553	1,677,919
3.125% 9/1/41 (e)	312,158	323,358
3.5% 1/1/26	653,842	683,393
3.562% 4/1/40 (e)	397,185	414,854
3.601% 4/1/40 (e)	309,414	323,907
4% 6/1/24 to 4/1/26	5,208,207	5,487,249
4.5% 8/1/18 to 11/1/18	1,673,657	1,763,682
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 5/1/26 to 7/1/28	$ 55,578	$ 65,557
12% 11/1/19	542	558
TOTAL FREDDIE MAC		13,078,687
Ginnie Mae - 0.3%
4% 6/15/24 to 3/15/26	2,638,051	2,788,954
5.5% 6/15/35	509,604	561,261
7% 1/15/25 to 6/15/32	272,217	315,407
TOTAL GINNIE MAE		3,665,622
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $38,900,887)		39,267,972
Asset-Backed Securities - 14.1%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	357,017	351,194
Series 2005-1 Class M1, 0.6541% 4/25/35 (e)	84,112	75,721
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8591% 4/25/35 (e)	2,086	2,078
Ally Auto Receivables Trust:
Series 2012-SN1 Class A3, 0.57% 8/20/15	1,130,000	1,129,592
Series 2013-SN1 Class A3, 0.72% 5/20/16	1,650,000	1,649,159
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	3,370,000	3,388,811
Series 2011-3 Class A2, 1.81% 5/15/16	3,460,000	3,486,068
Series 2012-1 Class A2, 1.44% 2/15/17	2,630,000	2,649,677
Series 2012-2 Class A, 0.6841% 3/15/16 (e)	1,300,000	1,301,002
Series 2012-3 Class A2, 1.21% 6/15/17	3,608,000	3,617,496
Series 2013-1 Class A2, 1% 2/15/18	2,500,000	2,486,276
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	6,180,000	6,179,635
Series 2012-5 Class A, 0.59% 5/15/18	2,730,000	2,718,160
AmeriCredit Auto Receivables Trust:
Series 2011-1 Class A3, 1.39% 9/8/15	182,785	182,895
Series 2011-2 Class A3, 1.61% 10/8/15	495,485	495,988
Series 2011-3 Class A3, 1.17% 1/8/16	362,381	362,830
Series 2011-5 Class A2, 1.19% 8/8/15	62,914	62,932
Series 2012-1 Class A2, 0.91% 10/8/15	234,169	234,350
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Auto Receivables Trust: - continued
Series 2012-2 Class A3, 1.05% 10/11/16	$ 810,000	$ 811,829
Series 2012-5 Class A3, 0.62% 6/8/17	1,610,000	1,605,506
Series 2013-1:
Class A2, 0.49% 6/8/16	721,961	721,310
Class A3, 0.61% 10/10/17	2,240,000	2,226,862
Series 2013-3 Class A2, 0.68% 10/11/16	1,000,000	998,802
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 1.0091% 4/25/34 (e)	12,321	7,428
Series 2005-R2 Class M1, 0.6341% 4/25/35 (e)	192,224	189,130
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (e)	82,560	76,944
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (e)	157,743	56,652
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16	1,830,000	1,833,881
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.591% 9/15/17 (d)(e)	2,000,000	1,999,905
Capital One Multi-Asset Execution Trust Series 2013-A1 Class A1, 0.63% 11/15/18	6,250,000	6,201,488
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (d)(e)	308,047	258,375
Class C, 1.2841% 7/20/39 (d)(e)	478,070	20,916
Carmax Auto Owner Trust Series 2013-3 Class A3, 0.97% 4/16/18	1,125,000	1,124,839
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (e)	228,766	131,821
Chase Issuance Trust:
Series 2012-A Class A1, 0.2841% 5/16/16 (e)	2,000,000	1,999,329
Series 2012-A8 Class A8, 0.54% 10/16/17	5,000,000	4,973,084
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (d)	109,197	109,219
Class A3, 1.1% 8/22/16 (d)	1,800,000	1,803,476
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1, 0.55% 10/10/17	2,990,000	2,975,108
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.44% 3/25/32 (MGIC Investment Corp. Insured) (e)	8,622	4,167
Series 2004-2 Class 3A4, 0.6841% 7/25/34 (e)	62,430	57,422
Series 2004-3 Class M4, 1.6391% 4/25/34 (e)	13,191	9,957
Series 2004-4 Class M2, 0.9791% 6/25/34 (e)	69,940	64,378
Discover Card Master Trust:
Series 2012-A1 Class A1, 0.81% 8/15/17	2,920,000	2,929,510
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust: - continued
Series 2012-A2 Class A2, 0.3341% 10/17/16 (e)	$ 3,000,000	$ 2,998,744
Series 2012-A3 Class A3, 0.86% 11/15/17	5,410,000	5,424,645
Series 2013-A2 Class A2, 0.69% 8/15/18	5,580,000	5,537,693
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	1,251,099	1,255,910
Fannie Mae Series 2004-T5:
Class AB1, 0.693% 5/28/35 (e)	159,655	149,665
Class AB3, 0.9892% 5/28/35 (e)	67,441	61,262
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (e)	36,914	28,152
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.4641% 10/25/35 (e)	31,555	31,428
Ford Credit Auto Lease Trust:
Series 2012-A Class A3, 0.85% 1/15/15	820,000	821,143
Series 2012-B Class A3, 0.57% 9/15/15	1,240,000	1,240,748
Ford Credit Auto Owner Trust:
Series 2012-B Class A3, 0.72% 12/15/16	1,950,000	1,952,256
Series 2012-D Class A3, 0.51% 4/15/17	1,090,000	1,087,455
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,110,727
Series 2012-1 Class A, 0.6541% 1/15/16 (e)	5,000,000	5,003,255
Series 2012-4 Class A1, 0.74% 9/15/16	2,380,000	2,382,410
Series 2013-1 Class A1, 0.85% 1/15/18	2,380,000	2,371,868
Series 2013-3 Class A1, 0.79% 6/15/17	1,000,000	998,070
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6091% 11/25/34 (e)	104,293	16,022
Class M5, 1.6841% 11/25/34 (e)	52,560	1,293
Series 2005-A:
Class M3, 0.9191% 1/25/35 (e)	120,398	92,896
Class M4, 1.2041% 1/25/35 (e)	46,138	10,535
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (d)(e)	298,000	232,649
GE Business Loan Trust Series 2003-1 Class A, 0.6141% 4/15/31 (d)(e)	9,642	9,105
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	2,450,000	2,462,170
Series 2012-4 Class A, 0.4841% 6/15/18 (e)	3,995,000	3,994,714
Series 2012-5 Class A, 0.95% 6/15/18	3,380,000	3,390,514
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (d)	1,050,000	1,052,620
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	$ 2,743,000	$ 2,734,262
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (d)(e)	1,573,186	1,565,320
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4741% 8/25/33 (e)	75,609	69,061
Series 2003-5 Class A2, 0.8841% 12/25/33 (e)	44,160	39,619
Series 2004-1 Class M2, 1.8841% 6/25/34 (e)	66,772	51,543
Honda Auto Receivables Owner Trust Series 2012-2 Class A3, 0.7% 2/16/16	1,610,000	1,612,636
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (e)	157,118	73,835
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	1,920,000	1,916,123
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.541% 5/15/18 (d)(e)	1,680,000	1,670,916
John Deere Owner Trust:
Series 2011-A:
Class A3, 1.29% 1/15/16	554,174	555,564
Class A4, 1.96% 4/16/18	1,168,000	1,179,277
Series 2013-A Class A3, 0.6% 3/15/17	1,500,000	1,493,704
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (e)	157,766	153,402
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6061% 12/27/29 (e)	48,267	47,283
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (e)	68,983	1,317
Mercedes-Benz Auto Lease Trust Series 2013-A Class A3, 0.59% 2/15/16	1,960,000	1,957,374
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,410,000	1,408,818
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	3,260,000	3,240,924
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (e)	78,756	75,832
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (e)	153,317	141,659
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (e)	138,792	136,071
Series 2004-NC8 Class M6, 2.0591% 9/25/34 (e)	65,221	42,195
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (e)	50,738	47,272
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (e)	52,840	21,412
Nissan Auto Lease Trust:
Series 2012-B Class A4, 0.74% 9/17/18	585,000	584,700
Series 2013-A Class A3, 0.61% 4/15/16	2,210,000	2,201,885
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Receivables Trust Series 2013-B Class A3, 0.84% 11/15/17	$ 1,692,000	$ 1,690,053
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.661% 5/15/17 (e)	2,900,000	2,906,992
Series 2013-A Class A, 0.491% 2/15/18 (e)	2,000,000	1,997,518
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0138% 10/30/45 (e)	456,579	441,845
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (b)(d)(e)	71,000	0
Series 2006-1A Class A, 1.5841% 3/20/11 (b)(d)(e)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (e)	797,630	669,976
Class M4, 1.6341% 9/25/34 (e)	1,086,724	327,397
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (e)	187,294	159,323
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (e)	648	603
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	65,322	65,346
Series 2012-1 Class A2, 1.25% 4/15/15	202,599	202,791
Series 2012-2 Class A2, 0.91% 5/15/15	366,239	366,334
Series 2012-3 Class A3, 1.08% 4/15/16	910,000	911,916
Series 2012-4 Class A3, 1.04% 8/15/16	1,620,000	1,625,531
Series 2012-5 Class A3, 0.83% 12/15/16	1,320,000	1,319,153
Series 2013-1 Class A2, 0.48% 2/16/16	2,033,529	2,032,298
Series 2013-4:
Class A2, 0.89% 9/15/16	1,330,000	1,330,906
Class A3, 1.11% 12/15/17	1,170,000	1,169,583
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (e)	138,567	126,389
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8533% 6/15/33 (e)	240,935	166,875
Class C, 1.2233% 6/15/33 (e)	1,070,678	815,167
Series 2004-B:
Class A2, 0.4733% 6/15/21 (e)	1,033,826	1,017,066
Class C, 1.1433% 9/15/33 (e)	1,589,992	1,250,901
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4641% 9/25/19 (e)	2,189,000	2,180,238
Series 2013-1 Class A2, 0.4341% 9/25/19 (e)	2,790,000	2,769,454
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (e)	6,795	4,683
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (e)	$ 86,903	$ 81,908
Volkswagen Auto Lease Trust Series 2013-A Class A3, 0.84% 7/20/16	1,450,000	1,449,690
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (d)(e)	1,390,734	1,230,800
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	910,000	912,629
TOTAL ASSET-BACKED SECURITIES (Cost $161,268,134)		159,528,520
Collateralized Mortgage Obligations - 5.2%

Private Sponsor - 1.2%
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4444% 8/28/47 (d)(e)	318,455	317,290
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	64,558	64,569
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3241% 12/20/54 (d)(e)	2,426,453	2,381,806
Class C2, 1.3841% 12/20/54 (d)(e)	762,000	668,274
Series 2006-2:
Class A4, 0.2641% 12/20/54 (e)	507,433	498,096
Class C1, 1.1241% 12/20/54 (e)	3,254,000	2,853,758
Series 2006-3 Class C2, 1.1841% 12/20/54 (e)	142,000	124,534
Series 2006-4:
Class B1, 0.3641% 12/20/54 (e)	381,000	351,854
Class C1, 0.9441% 12/20/54 (e)	233,000	204,341
Class M1, 0.5241% 12/20/54 (e)	100,000	90,250
Series 2007-1:
Class 1C1, 0.7841% 12/20/54 (e)	235,000	206,095
Class 1M1, 0.4841% 12/20/54 (e)	153,000	138,083
Class 2C1, 1.0441% 12/20/54 (e)	107,000	93,839
Class 2M1, 0.6841% 12/20/54 (e)	196,000	176,890
Series 2007-2 Class 2C1, 1.0441% 12/17/54 (e)	272,000	238,544
Granite Mortgages Series 2003-2 Class 1A3, 0.7662% 7/20/43 (e)	950,473	934,848
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6662% 1/20/44 (e)	173,148	170,302
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2003-3: - continued
Class 1C, 2.7162% 1/20/44 (e)	$ 54,183	$ 51,697
Series 2004-1 Class 2A1, 0.5923% 3/20/44 (e)	2,456,347	2,415,957
Series 2004-3 Class 2A1, 0.5523% 9/20/44 (e)	1,589,309	1,563,184
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (e)	75,960	56,620
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (e)	116,269	99,426
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.535% 7/10/35 (d)(e)	46,228	42,641
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (d)(e)	2,308	2,283
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (e)	3,764	3,527
TOTAL PRIVATE SPONSOR		13,748,708
U.S. Government Agency - 4.0%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6841% 9/25/23 (e)	174,434	175,290
Series 2013-9 Class FA, 0.5341% 3/25/42 (e)	2,916,985	2,918,498
floater planned amortization class Series 2005-90 Class FC, 0.4341% 10/25/35 (e)	717,503	719,081
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,348,456	1,441,914
planned amortization class Series 2012-94 Class E, 3% 6/25/22	854,840	884,067
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	255,348	280,648
Series 2003-76 Class BA, 4.5% 3/25/18	248,410	254,386
Series 2009-31 Class A, 4% 2/25/24	232,685	241,994
Series 2010-135 Class DE, 2.25% 4/25/24	834,417	842,836
Series 2011-16 Class FB, 0.3341% 3/25/31 (e)	1,932,338	1,935,192
Series 2010-123 Class DL, 3.5% 11/25/25	422,172	440,102
Series 2010-143 Class B, 3.5% 12/25/25	661,759	694,673
Series 2011-23 Class AB, 2.75% 6/25/20	545,796	561,189
Series 2013-40 Class PV, 2% 1/25/26	1,706,891	1,722,769
target amortization Series 2008-29 Class BG 4.7% 12/25/35	365,745	381,974
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4341% 2/15/26 (e)	1,196,816	1,198,063
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac:
floater:
Series 2711 Class FC, 1.0841% 2/15/33 (e)	$ 1,303,338	$ 1,328,029
Series 3346 Class FA, 0.4141% 2/15/19 (e)	2,033,444	2,034,799
floater planned amortization class Series 3117 Class JF, 0.4841% 2/15/36 (e)	794,283	795,843
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	1,697,864	1,713,023
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	147,067	151,123
Series 2866 Class XE, 4% 12/15/18	311,132	317,739
Series 3081 Class CP 5.5% 10/15/34	1,528,562	1,565,211
Series 3792 Class DF, 0.5841% 11/15/40 (e)	2,056,257	2,063,726
Series 3820 Class DA, 4% 11/15/35	803,259	850,049
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	257,192	262,123
Series 3573 Class LC, 1.85% 8/15/14	121,958	122,091
Series 3659 Class EJ 3% 6/15/18	1,162,566	1,188,111
Series 3696 Class AE, 1.2% 7/15/15	401,589	402,760
Series 3949 Class MK, 4.5% 10/15/34	590,000	625,847
Series 4221-CLS Class GA, 1.4% 7/15/23	3,039,893	3,025,687
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2012-113 Class FJ, 0.4341% 1/20/42 (e)	1,298,745	1,301,257
Series 2012-149:
Class LF, 0.4341% 12/20/42 (e)	1,131,709	1,128,836
Class MF, 0.4341% 12/20/42 (e)	2,749,400	2,742,412
Series 2012-97 Class JF, 0.4419% 8/16/42 (e)	1,482,136	1,489,655
Series 2013-37 Class F, 0.4541% 3/20/43 (e)	761,296	760,867
Series 2013-9 Class F, 0.4341% 1/20/43 (e)	1,971,369	1,976,120
floater planned amortization class Series 2005-47 Class FX, 0.3341% 5/20/34 (e)	2,596,756	2,595,756
floater sequential payer:
Series 2010-120 Class FB 0.4841% 9/20/35 (e)	939,517	942,700
Series 2011-150 Class D, 3% 4/20/37	457,349	465,589
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	$ 346,999	$ 351,652
Series 2010-99 Class PT, 3.5% 8/20/33	442,819	449,548
TOTAL U.S. GOVERNMENT AGENCY		45,343,229
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $56,967,915)		59,091,937
Commercial Mortgage Securities - 7.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (e)(f)	360,016	10,794
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	1,861,061	2,044,982
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3341% 8/15/29 (d)(e)	1,950,000	1,952,794
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (d)(e)	6,248	4,559
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (d)(e)	695,557	571,054
Class B1, 1.5841% 1/25/36 (d)(e)	46,802	9,926
Class M1, 0.6341% 1/25/36 (d)(e)	218,765	121,849
Class M2, 0.6541% 1/25/36 (d)(e)	83,015	43,579
Class M3, 0.6841% 1/25/36 (d)(e)	89,218	45,895
Class M4, 0.7941% 1/25/36 (d)(e)	45,653	22,123
Class M5, 0.8341% 1/25/36 (d)(e)	45,653	16,115
Class M6, 0.8841% 1/25/36 (d)(e)	46,329	13,898
Series 2006-3A Class M4, 0.6141% 10/25/36 (d)(e)	13,140	1,990
Series 2007-1 Class A2, 0.4541% 3/25/37 (d)(e)	345,136	225,501
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (d)(e)	59,992	46,280
Class A2, 0.5041% 7/25/37 (d)(e)	56,189	28,200
Class M1, 0.5541% 7/25/37 (d)(e)	20,026	5,506
Class M2, 0.5941% 7/25/37 (d)(e)	11,238	1,918
Class M3, 0.6741% 7/25/37 (d)(e)	11,382	1,145
Class M4, 0.8341% 7/25/37 (d)(e)	21,914	835
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-2A: - continued
Class M5, 0.9341% 7/25/37 (d)(e)	$ 6,543	$ 209
Series 2007-3:
Class A2, 0.4741% 7/25/37 (d)(e)	83,679	52,272
Class M1, 0.4941% 7/25/37 (d)(e)	63,218	29,910
Class M2, 0.5241% 7/25/37 (d)(e)	66,465	19,351
Class M3, 0.5541% 7/25/37 (d)(e)	107,586	24,807
Class M4, 0.6841% 7/25/37 (d)(e)	170,131	34,493
Class M5, 0.7841% 7/25/37 (d)(e)	84,810	12,206
Class M6, 0.9841% 7/25/37 (d)(e)	47,822	5,810
Series 2007-4A:
Class A2, 0.7341% 9/25/37 (d)(e)	794,725	198,839
Class M1, 1.1341% 9/25/37 (d)(e)	123,147	11,452
Class M2, 1.2341% 9/25/37 (d)(e)	123,147	9,476
Class M4, 1.7841% 9/25/37 (d)(e)	136,616	6,673
Series 2006-2A Class IO, 0% 7/25/36 (d)(f)	6,830,420	63,141
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (d)(e)	52,963	50,318
Class E, 0.4841% 3/15/22 (d)(e)	275,033	255,798
Class F, 0.5341% 3/15/22 (d)(e)	168,653	153,486
Class G, 0.5841% 3/15/22 (d)(e)	43,346	38,581
Class H, 0.7341% 3/15/22 (d)(e)	52,963	45,949
Class J, 0.8841% 3/15/22 (d)(e)	52,963	44,758
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,316,289	1,380,204
Series 2006-T22 Class A1A, 5.5802% 4/12/38 (e)	1,874,359	2,047,962
Series 2005-PWR9 Class X2, 0.3649% 9/11/42 (d)(e)(f)	24,675,481	370
Series 2005-T18 Class A4, 4.933% 2/13/42	1,824,108	1,903,942
Series 2006-PW12 Class A1A, 5.7076% 9/11/38 (e)	1,385,344	1,525,412
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (d)(e)	69,296	64,798
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	1,130,049	1,267,695
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.198% 5/15/35 (d)(e)(f)	6,087,634	97,822
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.351% 5/15/30 (d)(e)	1,620,000	1,615,950
Citigroup / Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4, 5.2184% 7/15/44 (e)	640,000	685,738
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	$ 810,277	$ 801,948
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD2 Class A1B, 5.3048% 1/15/46 (e)	2,945,450	3,176,665
Series 2006-CD3 Class X3, 0.4848% 10/15/48 (e)(f)	37,782,220	15,944
COMM Mortgage Trust Series 2013-CR9 Class A1, 1.344% 7/10/45	475,106	473,969
COMM Mortgage Trust pass-thru certificates sequential payer Series 2006-C7 Class A1A, 5.7361% 6/10/46 (e)	1,571,676	1,728,205
COMM pass-thru certificates floater Series 2005-F10A Class J, 1.0341% 4/15/17 (d)(e)	16,086	15,442
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	5,370,000	5,449,761
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	400,423	398,203
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6595% 12/15/39 (e)(f)	29,436,600	52,692
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.1621% 8/15/36 (e)(f)	1,198,396	1,198
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3541% 2/15/22 (d)(e)	236,650	232,737
0.4541% 2/15/22 (d)(e)	84,521	81,907
Class F, 0.5041% 2/15/22 (d)(e)	169,020	162,593
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	234,615	237,243
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9859% 12/5/31 (d)(e)	890,000	889,183
Class A2FL, 0.8859% 12/5/31 (d)(e)	1,160,000	1,151,503
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,447,325	1,456,796
Series K707 Class A1, 1.615% 9/25/18	1,682,160	1,691,069
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.292% 3/10/44 (e)	1,770,000	1,907,207
Series 2001-1 Class X1, 2.0442% 5/15/33 (d)(e)(f)	455,893	5,891
Series 2006-C1 Class A1A, 5.292% 3/10/44 (e)	1,000,231	1,084,489
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	1,200,000	1,233,234
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (d)(e)	$ 1,170,000	$ 1,151,598
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (d)(e)(f)	58,172,507	195,750
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(e)	146,356	146,446
Class C, 2.0056% 3/6/20 (d)(e)	1,710,000	1,714,378
Class D, 2.2018% 3/6/20 (d)(e)	215,000	215,562
Class E, 2.4764% 3/6/20 (d)(e)	360,000	361,203
Class F, 2.6334% 3/6/20 (d)(e)	180,000	180,336
Class G, 2.7903% 3/6/20 (d)(e)	90,000	90,202
Class H, 3.3004% 3/6/20 (d)(e)	150,000	150,670
Class J, 4.0852% 3/6/20 (d)(e)	215,000	215,559
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (e)	1,255,048	1,282,478
Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (e)	971,610	1,054,130
Class A2, 5.506% 4/10/38	209,658	210,948
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (d)	290,000	290,716
Series 2013-KYO Class A, 1.035% 11/8/29 (d)(e)	1,880,000	1,863,656
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	669,531	734,828
Class A2, 5.479% 11/10/39	70,920	71,074
Series 2011-GC5 Class A1, 1.468% 8/10/44 (e)	688,166	691,819
Series 2012-GC6 Class A1, 1.282% 1/10/45	336,613	337,185
Series 2013-GC12 Class A1, 0.742% 6/10/46 (e)	788,647	777,700
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(e)	484,216	483,586
Series 2003-CB7 Class A4, 4.879% 1/12/38 (e)	86,395	86,685
Series 2012-C6 Class A1, 1.0305% 5/15/45	952,906	949,135
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FLA2:
Class D, 0.4141% 11/15/18 (d)(e)	14,992	14,281
Class E, 0.4641% 11/15/18 (d)(e)	21,245	20,206
Class F, 0.5141% 11/15/18 (d)(e)	31,865	30,226
Class G, 0.5441% 11/15/18 (d)(e)	27,694	26,200
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater: - continued
Series 2006-FLA2: - continued
Class H, 0.6841% 11/15/18 (d)(e)	$ 21,250	$ 19,891
Series 2013-FL3 Class A1, 0.9841% 4/15/28 (d)(e)	1,540,000	1,528,497
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	509,949	511,817
Series 2007-LD11 Class A2, 5.7987% 6/15/49 (e)	515,686	527,946
Series 2006-LDP7 Class A1A, 5.8629% 4/15/45 (e)	2,186,901	2,411,761
Series 2013-C13 Class A1, 1.3029% 1/15/46	2,667,118	2,663,545
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	1,333,299	1,383,872
Series 2006-C1 Class A2, 5.084% 2/15/31	4,760	4,763
Series 2007-C6 Class A2, 5.845% 7/15/40	337,071	336,048
Series 2004-C8, 4.799% 12/15/29	1,145,518	1,177,996
Series 2006-C6 Class XCP, 0.673% 9/15/39 (e)(f)	16,194,199	4,243
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (e)(f)	5,753,510	11,012
Series 2007-C2 Class XCP, 0.4779% 2/15/40 (e)(f)	27,068,510	89,191
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5241% 9/15/21 (d)(e)	145,070	140,683
Class G, 0.5441% 9/15/21 (d)(e)	286,588	275,057
Class H, 0.5841% 9/15/21 (d)(e)	73,934	69,481
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	2,023	2,022
Series 2005-CKI1 Class A1A, 5.282% 11/12/37 (e)	506,125	542,064
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	179,794	180,175
Series 2006-4 Class XP, 0.6175% 12/12/49 (e)(f)	12,016,120	99,313
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	1,112,748	1,111,462
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (d)(e)	45,397	34,048
Series 2007-XLFA:
Class A2, 0.284% 10/15/20 (d)(e)	606,200	601,924
Class D, 0.374% 10/15/20 (d)(e)	84,694	81,520
Class E, 0.434% 10/15/20 (d)(e)	105,926	99,837
Class F, 0.484% 10/15/20 (d)(e)	63,569	59,279
Class G, 0.524% 10/15/20 (d)(e)	78,581	72,493
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater: - continued
Series 2007-XLFA: - continued
Class H, 0.614% 10/15/20 (d)(e)	$ 49,464	$ 43,158
Class J, 0.764% 10/15/20 (d)(e)	28,557	10,924
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	635,583	636,229
Series 2012-C4 Class A1, 1.085% 3/15/45	938,957	940,200
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (e)	1,085,093	1,184,870
Series 2011-C3 Class A1, 2.178% 7/15/49	299,835	300,824
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	9,708	9,702
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	626,042	626,603
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	663,060	656,821
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (d)(e)	193,309	177,844
Class G, 0.5441% 9/15/21 (d)(e)	225,785	207,722
Class J, 0.7841% 9/15/21 (d)(e)	50,198	42,668
Series 2007-WHL8 Class F, 0.6641% 6/15/20 (d)(e)	376,985	336,368
Series 2003-C9 Class A4, 5.012% 12/15/35	930,247	933,375
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (e)	1,905,565	2,054,422
Class A5, 5.416% 1/15/45 (e)	2,290,000	2,493,297
Series 2006-C24 Class A1A, 5.557% 3/15/45 (e)	1,128,721	1,220,416
Series 2007-C30 Class XP, 0.4764% 12/15/43 (d)(e)(f)	32,564,531	79,578
Series 2007-C31A Class A2, 5.421% 4/15/47	510,097	510,786
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	462,412	455,729
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $81,827,631)		79,372,277
Municipal Securities - 0.5%
	Principal Amount	Value
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	$ 4,570,000	$ 4,724,055
Series 2011, 4.511% 3/1/15	1,515,000	1,575,297
TOTAL MUNICIPAL SECURITIES (Cost $6,339,601)		6,299,352
Foreign Government and Government Agency Obligations - 0.5%

Ontario Province 1% 7/22/16	4,000,000	3,988,120
United Mexican States 6.625% 3/3/15	1,300,000	1,404,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,386,612)		5,392,120
Commercial Paper - 0.2%

Vodafone Group PLC yankee 0.77% 12/30/13 (Cost $1,994,867)	2,000,000	1,997,540
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $17,677,374)	17,677,374	17,677,374
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,130,435,655)		1,130,929,772
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,575,643
NET ASSETS - 100%		$ 1,134,505,415
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 72,063	$ (46,423)	$ -	$ (46,423)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $117,117,517 or 10.3% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $570,712 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 553,608
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,065
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 461,345,016	$ -	$ 460,774,304	$ 570,712
U.S. Government and Government Agency Obligations	300,957,664	-	300,957,664	-
U.S. Government Agency - Mortgage Securities	39,267,972	-	39,267,972	-
Asset-Backed Securities	159,528,520	-	155,825,343	3,703,177
Collateralized Mortgage Obligations	59,091,937	-	59,049,296	42,641
Commercial Mortgage Securities	79,372,277	-	79,338,229	34,048
Municipal Securities	6,299,352	-	6,299,352	-
Foreign Government and Government Agency Obligations	5,392,120	-	5,392,120	-
Commercial Paper	1,997,540	-	1,997,540	-
Money Market Funds	17,677,374	17,677,374	-	-
Total Investments in Securities:	$ 1,130,929,772	$ 17,677,374	$ 1,108,901,820	$ 4,350,578
Derivative Instruments:
Liabilities
Swaps	$ (46,423)	$ -	$ (46,423)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (46,423)
Total Value of Derivatives	$ -	$ (46,423)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.4%
United Kingdom	4.3%
Canada	3.1%
Australia	1.2%
Netherlands	1.2%
Japan	1.0%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,112,758,281)	$ 1,113,252,398
Fidelity Central Funds (cost $17,677,374)	17,677,374
Total Investments (cost $1,130,435,655)		$ 1,130,929,772
Receivable for investments sold		7,384,491
Receivable for swaps		299
Receivable for fund shares sold		1,710,357
Interest receivable		3,702,740
Distributions receivable from Fidelity Central Funds		1,040
Other receivables		13,074
Total assets		1,143,741,773

Liabilities
Payable to custodian bank	$ 12,004
Payable for investments purchased	6,341,973
Payable for fund shares redeemed	2,129,635
Distributions payable	32,640
Bi-lateral OTC swaps, at value	46,423
Accrued management fee	295,306
Distribution and service plan fees payable	127,699
Other affiliated payables	174,626
Other payables and accrued expenses	76,052
Total liabilities		9,236,358

Net Assets		$ 1,134,505,415
Net Assets consist of:
Paid in capital		$ 1,174,946,276
Undistributed net investment income		53,599
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,942,335)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		447,875
Net Assets		$ 1,134,505,415

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($205,581,182 ÷ 22,108,094 shares)	$ 9.30

Maximum offering price per share (100/98.50 of $9.30)	$ 9.44
Class T: Net Asset Value and redemption price per share ($127,404,184 ÷ 13,689,219 shares)	$ 9.31

Maximum offering price per share (100/98.50 of $9.31)	$ 9.45
Class B: Net Asset Value and offering price per share ($5,823,862 ÷ 626,164 shares)A	$ 9.30

Class C: Net Asset Value and offering price per share ($99,283,131 ÷ 10,681,913 shares)A	$ 9.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($696,413,056 ÷ 74,827,881 shares)	$ 9.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended August 31, 2013

Investment Income
Interest		$ 16,015,510
Income from Fidelity Central Funds		14,065
Total income		16,029,575

Expenses
Management fee	$ 3,480,871
Transfer agent fees	1,674,171
Distribution and service plan fees	1,594,460
Accounting and security lending fees	391,022
Custodian fees and expenses	29,557
Independent trustees' compensation	4,346
Registration fees	99,433
Audit	179,126
Legal	3,846
Miscellaneous	10,849
Total expenses before reductions	7,467,681
Expense reductions	(85)	7,467,596
Net investment income (loss)		8,561,979
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,178,477
Foreign currency transactions	(173)
Swaps	3,278
Total net realized gain (loss)		3,181,582
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,265,519)
Assets and liabilities in foreign currencies	180
Swaps	(9,440)
Total change in net unrealized appreciation (depreciation)		(8,274,779)
Net gain (loss)		(5,093,197)
Net increase (decrease) in net assets resulting from operations		$ 3,468,782

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,561,979	$ 13,063,045
Net realized gain (loss)	3,181,582	3,181,198
Change in net unrealized appreciation (depreciation)	(8,274,779)	4,946,490
Net increase (decrease) in net assets resulting from operations	3,468,782	21,190,733
Distributions to shareholders from net investment income	(8,004,871)	(14,264,673)
Share transactions - net increase (decrease)	(108,452,215)	(35,012,868)
Total increase (decrease) in net assets	(112,988,304)	(28,086,808)

Net Assets
Beginning of period	1,247,493,719	1,275,580,527
End of period (including undistributed net investment income of $53,599 and distributions in excess of net investment income of $49,010, respectively)	$ 1,134,505,415	$ 1,247,493,719

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.23	$ 8.96	$ 8.94
Income from Investment Operations
Net investment income (loss) C	.070	.090	.134	.189	.237
Net realized and unrealized gain (loss)	(.046)	.058	.062	.273	.007
Total from investment operations	.024	.148	.196	.462	.244
Distributions from net investment income	(.064)	(.098)	(.136)	(.192)	(.224)
Net asset value, end of period	$ 9.30	$ 9.34	$ 9.29	$ 9.23	$ 8.96
Total Return A, B	.25%	1.61%	2.14%	5.21%	2.81%
Ratios to Average Net Assets D, F
Expenses before reductions	.70%	.70%	.70%	.71%	.74%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.71%	.74%
Expenses net of all reductions	.70%	.69%	.70%	.71%	.74%
Net investment income (loss)	.75%	.97%	1.44%	2.07%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,581	$ 212,725	$ 250,546	$ 254,410	$ 265,959
Portfolio turnover rate E	61%	75%	204%	217%	318% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Income from Investment Operations
Net investment income (loss) C	.069	.089	.134	.189	.237
Net realized and unrealized gain (loss)	(.036)	.059	.052	.273	.016
Total from investment operations	.033	.148	.186	.462	.253
Distributions from net investment income	(.063)	(.098)	(.136)	(.192)	(.223)
Net asset value, end of period	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Total Return A, B	.36%	1.60%	2.03%	5.20%	2.91%
Ratios to Average Net Assets D, F
Expenses before reductions	.70%	.70%	.70%	.71%	.75%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.71%	.75%
Expenses net of all reductions	.70%	.70%	.70%	.71%	.75%
Net investment income (loss)	.74%	.96%	1.44%	2.08%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,404	$ 140,285	$ 163,217	$ 189,230	$ 253,439
Portfolio turnover rate E	61%	75%	204%	217%	318% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Income from Investment Operations
Net investment income (loss) C	(.006)	.015	.059	.115	.167
Net realized and unrealized gain (loss)	(.042)	.059	.062	.273	.007
Total from investment operations	(.048)	.074	.121	.388	.174
Distributions from net investment income	(.002)	(.024)	(.061)	(.118)	(.154)
Net asset value, end of period	$ 9.30	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Total Return A, B	(.51)%	.79%	1.31%	4.35%	2.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.51%	1.50%	1.52%	1.52%	1.54%
Expenses net of fee waivers, if any	1.51%	1.50%	1.52%	1.52%	1.54%
Expenses net of all reductions	1.51%	1.50%	1.52%	1.52%	1.54%
Net investment income (loss)	(.06)%	.16%	.63%	1.26%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,824	$ 7,991	$ 9,337	$ 12,587	$ 12,579
Portfolio turnover rate E	61%	75%	204%	217%	318% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Income from Investment Operations
Net investment income (loss) C	(.009)	.012	.056	.113	.164
Net realized and unrealized gain (loss)	(.050)	.058	.062	.273	.006
Total from investment operations	(.059)	.070	.118	.386	.170
Distributions from net investment income	(.001)	(.020)	(.058)	(.116)	(.150)
Net asset value, end of period	$ 9.29	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Total Return A, B	(.63)%	.76%	1.29%	4.33%	1.95%
Ratios to Average Net Assets D, F
Expenses before reductions	1.54%	1.54%	1.54%	1.54%	1.57%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.54%	1.57%
Expenses net of all reductions	1.54%	1.54%	1.54%	1.54%	1.57%
Net investment income (loss)	(.10)%	.13%	.61%	1.24%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,283	$ 114,564	$ 132,589	$ 131,947	$ 103,378
Portfolio turnover rate E	61%	75%	204%	217%	318% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Income from Investment Operations
Net investment income (loss) B	.087	.106	.150	.205	.255
Net realized and unrealized gain (loss)	(.036)	.058	.052	.273	.016
Total from investment operations	.051	.164	.202	.478	.271
Distributions from net investment income	(.081)	(.114)	(.152)	(.208)	(.241)
Net asset value, end of period	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Total Return A	.54%	1.78%	2.21%	5.38%	3.12%
Ratios to Average Net Assets C, E
Expenses before reductions	.52%	.52%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.52%	.52%	.53%	.53%	.54%
Expenses net of all reductions	.52%	.52%	.53%	.53%	.54%
Net investment income (loss)	.93%	1.14%	1.62%	2.25%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 696,413	$ 771,929	$ 719,891	$ 647,129	$ 618,098
Portfolio turnover rate D	61%	75%	204%	217%	318% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management and Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,904,345
Gross unrealized depreciation	(9,814,533)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,089,812

Tax Cost	$ 1,129,839,960

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (40,940,376)
Net unrealized appreciation (depreciation)	$ 1,043,537

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (24,386,459)
2018	(16,553,917)
Total capital loss carryforward	$ (40,940,376)

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 8,004,871	$ 14,264,673

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 3,278	$ (9,440)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

Notes to Financial Statements - continued

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $373,641,383 and $315,645,376, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 309,655	$ 67,605
Class T	-%	.15%	196,667	6,690
Class B	.65%	.25%	58,614	42,792
Class C	.75%	.25%	1,029,524	156,697
			$ 1,594,460	$ 273,784

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, ..75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24,769
Class T	8,438
Class B*	18,054
Class C*	16,865
$ 68,126

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 353,011.17
Class T	228,618.17
Class B	14,864.23
Class C	170,431.17
Institutional Class	907,247.14
	$ 1,674,171

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

Notes to Financial Statements - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,695 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $289.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $85.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 1,410,291	$ 2,366,926
Class T	893,136	1,612,220
Class B	1,897	23,760
Class C	9,658	276,779
Institutional Class	5,689,889	9,984,988
Total	$ 8,004,871	$ 14,264,673

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	11,496,613	11,014,249	$ 107,294,279	$ 102,166,877
Reinvestment of distributions	126,069	212,888	1,177,755	1,974,463
Shares redeemed	(12,302,175)	(15,418,290)	(114,887,195)	(142,936,211)
Net increase (decrease)	(679,493)	(4,191,153)	$ (6,415,161)	$ (38,794,871)
Class T
Shares sold	3,332,565	3,668,518	$ 31,097,191	$ 34,010,430
Reinvestment of distributions	86,213	154,693	805,937	1,435,835
Shares redeemed	(4,744,465)	(6,368,676)	(44,345,628)	(59,098,203)
Net increase (decrease)	(1,325,687)	(2,545,465)	$ (12,442,500)	$ (23,651,938)
Class B
Shares sold	214,700	303,790	$ 2,003,114	$ 2,818,839
Reinvestment of distributions	177	2,143	1,658	19,886
Shares redeemed	(443,261)	(455,109)	(4,146,267)	(4,227,668)
Net increase (decrease)	(228,384)	(149,176)	$ (2,141,495)	$ (1,388,943)
Class C
Shares sold	3,663,030	3,509,446	$ 34,202,978	$ 32,577,911
Reinvestment of distributions	814	23,322	7,624	216,245
Shares redeemed	(5,239,044)	(5,535,239)	(48,973,947)	(51,381,344)
Net increase (decrease)	(1,575,200)	(2,002,471)	$ (14,763,345)	$ (18,587,188)
Institutional Class
Shares sold	25,354,904	43,790,241	$ 237,039,059	$ 406,214,278
Reinvestment of distributions	582,791	1,025,348	5,447,207	9,519,588
Shares redeemed	(33,730,632)	(39,647,339)	(315,175,980)	(368,323,794)
Net increase (decrease)	(7,792,937)	5,168,250	$ (72,689,714)	$ 47,410,072

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

12. Other - continued

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 32% of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 16, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Elizabeth S. Acton oversees 203 funds. James C. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009
Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007
Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006
Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010
Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008
Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-
2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009
Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston Massachusetts 02205-5235. Correspondence intended for each executive officer and Elizabeth S. Acton may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Member of the Advisory Board Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds (2013-present). Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 9.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,286,143 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

SFI-UANN-1013
1.784769.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Short Fixed-Income

Fund - Institutional Class

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	0.54%	2.59%	2.48%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Short Fixed-Income Fund - Institutional Class on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. 1-3 Year Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Robert Galusza and Robin Foley, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Short Fixed Income Fund: For the year, the fund's Institutional Class shares returned 0.54%, versus 0.45% for the Barclays® U.S. 1-3 Year Government/Credit Bond Index. Relative to the benchmark, sector selection driven by a substantial overweighting in corporate bonds helped the fund's performance. Within our corporate holdings, an emphasis on the financials sector contributed the most, followed by more-modest contributions from investments in industrial and utility bonds. Out-of-benchmark positions in asset-backed securities, commercial mortgage-backed securities and government-agency-backed collateralized mortgage obligations also bolstered the fund's return. On the downside, our allocation to U.S. Treasuries lagged the index and notably detracted. An underweighting in government-agency-backed debentures slightly dampened relative performance, as did unfavorable yield-curve positioning. During the period, the fund's Treasury allocation was meaningfully reduced in order to fund an increased allocation to corporate credit.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.69%
Actual		$ 1,000.00	$ 997.60	$ 3.47
HypotheticalA		$ 1,000.00	$ 1,021.73	$ 3.52
Class T	.70%
Actual		$ 1,000.00	$ 997.60	$ 3.52
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57
Class B	1.50%
Actual		$ 1,000.00	$ 992.50	$ 7.53
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
Class C	1.53%
Actual		$ 1,000.00	$ 992.50	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.49	$ 7.78
Institutional Class	.51%
Actual		$ 1,000.00	$ 998.50	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations † 34.3%	U.S. Government and U.S. Government Agency Obligations † 34.0%
AAA 20.2%	AAA 20.0%
AA 7.9%	AA 9.3%
A 17.2%	A 16.2%
BBB 17.5%	BBB 18.7%
BB and Below 0.9%	BB and Below 0.9%
Not Rated 0.0%††	Not Rated 0.2%
Short-Term Investments and Net Other Assets 2.0%	Short-TermInvestments and Net Other Assets 0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	2.2	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	1.8	1.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013 *		As of February 28, 2013 **
	Corporate Bonds 40.7%		Corporate Bonds 42.3%
	U.S. Government and U.S. Government Agency Obligations † 34.3%		U.S. Government and U.S. Government Agency Obligations † 34.0%
	Asset-Backed Securities 14.1%		Asset-Backed Securities 14.8%
	CMOs and Other Mortgage Related Securities 7.9%		CMOs and Other Mortgage Related Securities 6.3%
	Municipal Bonds 0.5%		Municipal Bonds 0.4%
	Other Investments 0.5%		Other Investments 1.5%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.7%
* Foreign investments	12.6%	** Foreign investments	13.7%
* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes.
†† Amount represents less than 0.1%.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 40.7%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.7%
Automobiles - 1.4%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 2,210,000	$ 2,201,065
1.3% 7/31/15 (d)	2,620,000	2,629,448
1.45% 8/1/16 (d)	740,000	736,745
1.65% 4/10/15 (d)	1,310,000	1,321,001
1.875% 9/15/14 (d)	1,270,000	1,284,141
1.95% 3/28/14 (d)	3,076,000	3,093,462
2.3% 1/9/15 (d)	1,330,000	1,350,735
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	1,090,000	1,063,513
1.625% 3/22/15 (d)	2,300,000	2,324,258
		16,004,368
Media - 1.3%
COX Communications, Inc. 5.5% 10/1/15	238,000	257,107
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	2,496,000	2,596,439
NBC Universal, Inc.:
2.875% 4/1/16	1,200,000	1,253,078
3.65% 4/30/15	2,330,000	2,440,456
News America, Inc. 5.3% 12/15/14	2,007,000	2,121,353
Thomson Reuters Corp. 0.875% 5/23/16	535,000	530,998
Time Warner Cable, Inc. 5.85% 5/1/17	1,100,000	1,196,287
Time Warner, Inc. 3.15% 7/15/15	1,923,000	2,001,289
Viacom, Inc. 1.25% 2/27/15	1,634,000	1,638,113
Walt Disney Co. 1.1% 12/1/17	976,000	950,279
		14,985,399
TOTAL CONSUMER DISCRETIONARY		30,989,767
CONSUMER STAPLES - 2.7%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	2,500,000	2,488,045
Anheuser-Busch InBev Worldwide, Inc.:
0.8% 7/15/15	2,630,000	2,633,498
1.5% 7/14/14	1,611,000	1,626,337
Beam, Inc.:
1.75% 6/15/18	429,000	417,281
1.875% 5/15/17	1,366,000	1,361,984
FBG Finance Ltd. 5.125% 6/15/15 (d)	1,054,000	1,130,641
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV:
0.8% 10/1/15 (d)	$ 1,492,000	$ 1,486,569
1.4% 10/1/17 (d)	556,000	539,025
SABMiller Holdings, Inc. 2.45% 1/15/17 (d)	2,660,000	2,706,726
		14,390,106
Food & Staples Retailing - 0.3%
Wal-Mart Stores, Inc. 2.25% 7/8/15	1,607,000	1,654,053
Walgreen Co.:
1% 3/13/15	1,695,000	1,699,917
1.8% 9/15/17	678,000	672,059
		4,026,029
Food Products - 0.6%
General Mills, Inc.:
0.875% 1/29/16	971,000	962,977
1.55% 5/16/14	1,200,000	1,208,270
Kellogg Co. 0.4947% 2/13/15 (e)	1,685,000	1,685,821
Kraft Foods Group, Inc. 1.625% 6/4/15	2,690,000	2,727,579
		6,584,647
Tobacco - 0.5%
Altria Group, Inc. 4.125% 9/11/15	2,300,000	2,443,718
Reynolds American, Inc.:
1.05% 10/30/15	1,240,000	1,239,790
6.75% 6/15/17	1,644,000	1,891,889
		5,575,397
TOTAL CONSUMER STAPLES		30,576,179
ENERGY - 2.4%
Energy Equipment & Services - 0.1%
Cameron International Corp. 1.6% 4/30/15	1,005,000	1,010,932
Oil, Gas & Consumable Fuels - 2.3%
BG Energy Capital PLC 2.875% 10/15/16 (d)	1,350,000	1,402,642
Canadian Natural Resources Ltd. 1.45% 11/14/14	2,453,000	2,470,176
Cenovus Energy, Inc. 4.5% 9/15/14	2,105,000	2,185,933
Enterprise Products Operating LP 1.25% 8/13/15	962,000	966,275
Marathon Petroleum Corp. 3.5% 3/1/16	1,703,000	1,786,100
Petrobras Global Finance BV 2% 5/20/16	2,000,000	1,963,200
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	1,320,000	1,339,800
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.: - continued
3.875% 1/27/16	$ 1,151,000	$ 1,180,639
Phillips 66:
1.95% 3/5/15	2,620,000	2,659,014
2.95% 5/1/17	650,000	669,157
Schlumberger Investment SA 1.25% 8/1/17 (d)	1,500,000	1,454,994
Southeast Supply Header LLC 4.85% 8/15/14 (d)	1,835,000	1,898,847
Spectra Energy Partners, LP 2.95% 6/15/16	313,000	319,325
Total Capital International SA 0.75% 1/25/16	1,403,000	1,394,383
TransCanada PipeLines Ltd. 0.9531% 6/30/16 (e)	4,000,000	4,024,588
		25,715,073
TOTAL ENERGY		26,726,005
FINANCIALS - 24.7%
Capital Markets - 3.0%
Goldman Sachs Group, Inc.:
1.6% 11/23/15	1,090,000	1,096,690
2.375% 1/22/18	2,200,000	2,157,432
3.7% 8/1/15	3,000,000	3,134,022
5.125% 1/15/15	5,117,000	5,385,279
HSBC Bank PLC:
1.5% 5/15/18 (d)	1,090,000	1,043,976
3.1% 5/24/16 (d)	1,210,000	1,267,210
JPMorgan Chase & Co.:
0.8821% 2/26/16 (e)	1,000,000	999,332
0.9281% 10/15/15 (e)	1,768,000	1,772,199
1.1% 10/15/15	1,080,000	1,079,147
1.125% 2/26/16	1,100,000	1,096,985
Merrill Lynch & Co., Inc. 5.45% 7/15/14	950,000	988,244
Morgan Stanley:
1.2233% 12/19/14 (e)	1,000,000	1,000,677
1.75% 2/25/16	2,966,000	2,964,182
2.875% 1/24/14	1,200,000	1,209,775
2.875% 7/28/14	452,000	458,987
4.1% 1/26/15	554,000	574,242
4.2% 11/20/14	400,000	415,046
6% 5/13/14	2,690,000	2,781,196
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
The Bank of New York Mellon Corp. 1.7% 11/24/14	$ 3,150,000	$ 3,192,588
UBS AG Stamford Branch 1.2638% 1/28/14 (e)	924,000	927,356
		33,544,565
Commercial Banks - 9.6%
ABN AMRO Bank NV 2.035% 1/30/14 (d)(e)	1,700,000	1,710,489
ANZ Banking Group Ltd.:
0.4654% 5/7/15 (d)(e)	1,100,000	1,100,202
2.125% 1/10/14 (d)	1,210,000	1,216,776
Australia & New Zealand Banking Group Ltd. 0.9% 2/12/16	1,670,000	1,658,986
Bank of America NA 5.3% 3/15/17	250,000	272,456
Bank of England 0.5% 3/6/15 (d)	3,902,000	3,906,698
Bank of Nova Scotia:
1.375% 7/15/16	3,130,000	3,139,600
1.375% 12/18/17	1,069,000	1,037,057
Bank of Tokyo-Mitsubishi UFJ Ltd. 1% 2/26/16 (d)	2,200,000	2,179,971
BB&T Corp. 2.05% 4/28/14	2,710,000	2,733,656
Commonwealth Bank of Australia:
1.95% 3/16/15	1,310,000	1,333,317
3.5% 3/19/15 (d)	1,300,000	1,353,823
Credit Suisse New York Branch 3.5% 3/23/15	6,000,000	6,253,986
Danske Bank A/S 1.3181% 4/14/14 (d)(e)	1,800,000	1,807,391
Discover Bank 2% 2/21/18	2,500,000	2,416,908
Fifth Third Bancorp 3.625% 1/25/16	673,000	707,315
Fifth Third Bank 0.9% 2/26/16	2,200,000	2,169,666
Huntington National Bank, Columbus 1.35% 8/2/16	529,000	526,369
KeyBank NA:
1.65% 2/1/18	735,000	714,256
5.8% 7/1/14	4,064,000	4,231,603
Marshall & Ilsley Bank 5% 1/17/17	86,000	93,061
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	3,280,000	3,160,346
National Australia Bank Ltd.:
0.5662% 1/22/15 (d)(e)	2,000,000	2,003,136
2% 3/9/15	1,310,000	1,334,204
National Bank of Canada 1.5% 6/26/15	1,794,000	1,815,593
Nordea Bank AB 0.875% 5/13/16 (d)	1,640,000	1,619,612
PNC Bank NA:
0.8% 1/28/16	3,000,000	2,979,792
1.3% 10/3/16	1,130,000	1,128,452
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.:
3% 5/19/14	$ 1,700,000	$ 1,731,124
3.625% 2/8/15	1,445,000	1,502,134
Rabobank (Netherlands) NV 2.125% 10/13/15	862,000	882,373
Regions Financial Corp. 2% 5/15/18	1,100,000	1,050,855
Royal Bank of Canada:
0.6443% 3/8/16 (e)	1,500,000	1,503,743
0.8% 10/30/15	2,180,000	2,177,776
0.85% 3/8/16	1,000,000	993,208
1.5% 1/16/18	2,210,000	2,156,993
2.2% 7/27/18	1,000,000	996,417
Royal Bank of Scotland Group PLC 2.55% 9/18/15	3,809,000	3,882,129
Sumitomo Mitsui Banking Corp.:
1.45% 7/19/16	2,500,000	2,503,820
1.8% 7/18/17	1,970,000	1,951,927
1.9% 1/12/15 (d)	1,600,000	1,620,206
SunTrust Banks, Inc.:
0.5521% 8/24/15 (e)	500,000	494,560
0.574% 4/1/15 (e)	2,270,000	2,254,101
3.5% 1/20/17	1,449,000	1,517,467
5% 9/1/15	1,059,000	1,128,393
Svenska Handelsbanken AB 0.7218% 3/21/16 (e)	1,100,000	1,101,675
The Toronto Dominion Bank:
0.4531% 5/1/15 (e)	1,500,000	1,499,555
1.375% 7/14/14	3,000,000	3,027,777
Wachovia Bank NA 0.6456% 11/3/14 (e)	1,820,000	1,823,392
Wells Fargo & Co.:
0.4638% 10/28/15 (e)	5,000,000	4,984,315
3.625% 4/15/15	2,400,000	2,504,443
Wells Fargo Bank NA 0.4732% 5/16/16 (e)	4,500,000	4,446,711
Westpac Banking Corp.:
0.95% 1/12/16	2,210,000	2,201,021
1.125% 9/25/15	2,685,000	2,703,970
2% 8/14/17	2,250,000	2,246,801
		109,491,607
Consumer Finance - 4.6%
American Express Credit Corp.:
0.7147% 11/13/15 (e)	2,735,000	2,735,853
0.875% 11/13/15	1,090,000	1,087,811
1.3% 7/29/16	1,120,000	1,121,734
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
2.75% 9/15/15	$ 2,530,000	$ 2,621,356
2.8% 9/19/16	970,000	1,011,578
American Honda Finance Corp.:
0.6371% 5/26/16 (d)(e)	1,500,000	1,500,641
0.7164% 5/8/14 (d)(e)	1,000,000	1,002,875
1.45% 2/27/15 (d)	1,310,000	1,322,138
Capital One Financial Corp.:
0.9066% 11/6/15 (e)	1,000,000	1,002,020
1% 11/6/15	1,090,000	1,082,380
2.125% 7/15/14	2,639,000	2,669,093
2.15% 3/23/15	1,300,000	1,320,558
7.375% 5/23/14	2,500,000	2,617,595
Caterpillar Financial Services Corp.:
0.5021% 2/26/16 (e)	2,000,000	2,000,628
2.75% 6/24/15	701,000	725,697
Ford Motor Credit Co. LLC:
1.7% 5/9/16	1,100,000	1,085,611
2.75% 5/15/15	2,000,000	2,033,442
3% 6/12/17	2,950,000	2,969,039
General Electric Capital Corp.:
1% 1/8/16	1,299,000	1,292,258
1.5% 7/12/16	10,000,000	10,031,900
1.625% 7/2/15	3,165,000	3,204,249
2.25% 11/9/15	3,150,000	3,224,438
HSBC U.S.A., Inc.:
1.625% 1/16/18	963,000	932,728
2.375% 2/13/15	2,353,000	2,406,324
Hyundai Capital America:
1.625% 10/2/15 (d)	851,000	850,521
1.875% 8/9/16 (d)	295,000	294,577
		52,147,044
Diversified Financial Services - 5.0%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	511,000	506,792
Bank of America Corp.:
1.25% 1/11/16	4,200,000	4,175,308
1.5% 10/9/15	1,000,000	1,001,892
1.8191% 7/11/14 (e)	2,780,000	2,810,221
3.7% 9/1/15	3,960,000	4,134,224
Barclays Bank PLC 1.3081% 1/13/14 (e)	4,500,000	4,516,146
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC:
0.8752% 3/11/14 (e)	$ 2,210,000	$ 2,216,166
1.375% 5/10/18	1,090,000	1,048,430
1.7% 12/5/14	1,320,000	1,338,584
2.248% 11/1/16	1,320,000	1,348,446
Citigroup, Inc.:
1.25% 1/15/16	5,049,000	5,004,089
1.3% 4/1/16	1,650,000	1,633,642
1.7% 7/25/16	5,000,000	4,996,410
2.65% 3/2/15	3,350,000	3,425,717
3.953% 6/15/16	2,000,000	2,119,694
6.375% 8/12/14	2,900,000	3,054,895
Export Development Canada 1.5% 5/15/14	800,000	806,714
JPMorgan Chase & Co.:
3.4% 6/24/15	2,005,000	2,087,883
3.7% 1/20/15	7,280,000	7,547,911
MetLife Institutional Funding II 0.6409% 1/6/15 (d)(e)	1,000,000	1,002,317
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (e)	270,000	275,400
TECO Finance, Inc. 4% 3/15/16	400,000	423,633
USAA Capital Corp. 3.5% 7/17/14 (d)	1,798,000	1,842,729
		57,317,243
Insurance - 2.1%
AEGON NV 4.625% 12/1/15	1,480,000	1,580,143
American International Group, Inc.:
3% 3/20/15	2,050,000	2,108,487
3.8% 3/22/17	818,000	864,784
4.25% 9/15/14	2,270,000	2,346,006
Assurant, Inc. 2.5% 3/15/18	1,120,000	1,090,072
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	1,330,000	1,332,008
Berkshire Hathaway, Inc. 1.55% 2/9/18	1,110,000	1,086,267
MetLife, Inc. 1.756% 12/15/17 (c)	465,000	457,576
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	2,559,000	2,479,131
2% 1/9/15 (d)	4,359,000	4,426,565
2.5% 9/29/15 (d)	1,000,000	1,032,939
Pricoa Global Funding I 5.45% 6/11/14 (d)	1,150,000	1,192,633
Principal Life Global Funding II:
0.6321% 5/27/16 (d)(e)	1,000,000	1,001,104
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Principal Life Global Funding II: - continued
0.8949% 7/9/14 (d)(e)	$ 2,000,000	$ 2,007,564
Prudential Financial, Inc. 2.3% 8/15/18	365,000	364,022
		23,369,301
Real Estate Investment Trusts - 0.1%
Developers Diversified Realty Corp. 9.625% 3/15/16	330,000	391,041
Equity One, Inc. 5.375% 10/15/15	144,000	155,432
Health Care REIT, Inc. 2.25% 3/15/18	341,000	333,962
		880,435
Real Estate Management & Development - 0.3%
Mack-Cali Realty LP 2.5% 12/15/17	770,000	750,773
Simon Property Group LP 4.2% 2/1/15	484,000	502,962
Tanger Properties LP 6.15% 11/15/15	1,669,000	1,850,913
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	696,000	674,082
		3,778,730
TOTAL FINANCIALS		280,528,925
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	1,300,000	1,319,884
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	135,000	130,928
Express Scripts Holding Co. 2.1% 2/12/15	1,970,000	2,001,443
McKesson Corp. 0.95% 12/4/15	213,000	212,915
WellPoint, Inc.:
1.25% 9/10/15	357,000	358,719
1.875% 1/15/18	647,000	632,808
		3,336,813
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	2,200,000	2,206,211
1.75% 11/6/17	1,865,000	1,836,292
Sanofi SA:
1.2% 9/30/14	920,000	928,065
2.625% 3/29/16	1,263,000	1,314,045
Teva Pharmaceutical Finance III BV 1.7% 3/21/14	1,210,000	1,218,049
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Zoetis, Inc.:
1.15% 2/1/16 (d)	$ 978,000	$ 978,279
1.875% 2/1/18 (d)	174,000	170,504
		8,651,445
TOTAL HEALTH CARE		13,308,142
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	1,500,000	1,541,930
Airlines - 0.1%
Iberbond 2004 PLC 4.826% 12/24/17 (g)	570,712	570,712
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	1,143,000	1,142,576
TOTAL INDUSTRIALS		3,255,218
INFORMATION TECHNOLOGY - 1.2%
Computers & Peripherals - 0.4%
Apple, Inc. 0.45% 5/3/16	2,200,000	2,176,583
Hewlett-Packard Co.:
1.25% 9/13/13	1,216,000	1,216,023
2.625% 12/9/14	1,330,000	1,356,874
		4,749,480
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 1.6% 2/3/15	678,000	682,657
IT Services - 0.2%
IBM Corp. 1.95% 7/22/16	1,621,000	1,664,362
The Western Union Co. 2.375% 12/10/15	490,000	498,428
		2,162,790
Office Electronics - 0.5%
Xerox Corp. 1.0832% 5/16/14 (e)	5,738,000	5,737,983
TOTAL INFORMATION TECHNOLOGY		13,332,910
MATERIALS - 0.5%
Chemicals - 0.0%
Ecolab, Inc. 1.45% 12/8/17	594,000	576,981
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.5%
Anglo American Capital PLC 2.15% 9/27/13 (d)	$ 2,400,000	$ 2,401,680
Rio Tinto Finance (U.S.A.) Ltd. 8.95% 5/1/14	1,413,000	1,489,476
Rio Tinto Finance (U.S.A.) PLC 1.375% 6/17/16	1,774,000	1,764,827
		5,655,983
TOTAL MATERIALS		6,232,964
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
1.4% 12/1/17	1,100,000	1,067,713
2.5% 8/15/15	2,320,000	2,389,665
2.95% 5/15/16	1,200,000	1,250,772
British Telecommunications PLC:
1.625% 6/28/16	645,000	648,179
2% 6/22/15	3,350,000	3,405,814
CenturyLink, Inc. 5.15% 6/15/17	1,100,000	1,146,750
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	1,209,000	1,256,532
Verizon Communications, Inc. 2% 11/1/16	2,727,000	2,762,489
		13,927,914
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV 2.375% 9/8/16	1,532,000	1,552,039
Verizon Wireless Capital LLC 5.55% 2/1/14	2,380,000	2,425,453
Vodafone Group PLC 0.9% 2/19/16	2,500,000	2,489,855
		6,467,347
TOTAL TELECOMMUNICATION SERVICES		20,395,261
UTILITIES - 3.2%
Electric Utilities - 2.3%
American Electric Power Co., Inc. 1.65% 12/15/17	1,534,000	1,490,060
Commonwealth Edison Co. 1.625% 1/15/14	2,440,000	2,451,470
Duke Energy Corp.:
1.625% 8/15/17	602,000	594,433
3.95% 9/15/14	1,441,000	1,488,648
Entergy Louisiana LLC 1.875% 12/15/14	748,000	757,357
FirstEnergy Corp. 2.75% 3/15/18	921,000	882,685
LG&E and KU Energy LLC 2.125% 11/15/15	2,334,000	2,383,780
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	$ 2,234,000	$ 2,249,296
Niagara Mohawk Power Corp. 3.553% 10/1/14 (d)	2,675,000	2,751,773
Northeast Utilities:
1.0223% 9/20/13 (e)	3,490,000	3,491,026
1.45% 5/1/18	291,000	280,042
Pacific Gas & Electric Co. 5.625% 11/30/17	1,774,000	2,027,091
Pepco Holdings, Inc. 2.7% 10/1/15	1,098,000	1,126,188
Progress Energy, Inc. 6.05% 3/15/14	1,532,000	1,575,844
Xcel Energy, Inc. 0.75% 5/9/16	2,200,000	2,172,526
		25,722,219
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
1.4% 9/15/17	848,000	826,550
1.95% 8/15/16	848,000	862,012
2.25% 9/1/15	1,300,000	1,332,496
2.5756% 9/30/66 (e)	1,336,000	1,244,373
NiSource Finance Corp. 5.4% 7/15/14	1,000,000	1,038,731
Sempra Energy:
1.0333% 3/15/14 (e)	2,515,000	2,520,717
2% 3/15/14	2,435,000	2,452,547
		10,277,426
TOTAL UTILITIES		35,999,645
TOTAL NONCONVERTIBLE BONDS (Cost $458,197,816)		461,345,016
U.S. Government and Government Agency Obligations - 26.5%

U.S. Government Agency Obligations - 6.5%
Fannie Mae:
0.5% 5/27/15	5,072,000	5,079,238
0.5% 7/2/15	13,181,000	13,195,183
0.5% 9/28/15	22,889,000	22,885,178
0.5% 3/30/16	9,779,000	9,728,540
0.625% 8/26/16	10,878,000	10,788,735
0.875% 2/8/18	915,000	885,342
0.875% 5/21/18	748,000	717,550
1.25% 9/28/16	252,000	254,244
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
1.625% 10/26/15	$ 5,050,000	$ 5,167,276
1.875% 9/18/18	371,000	370,361
Freddie Mac:
0.5% 5/13/16	333,000	330,649
1% 9/29/17	2,727,000	2,677,082
1.25% 5/12/17	417,000	416,319
1.75% 9/10/15	1,397,000	1,432,603
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		73,928,300
U.S. Treasury Obligations - 19.9%
U.S. Treasury Notes:
0.25% 9/15/15	63,000,000	62,778,492
0.375% 1/15/16	67,000,000	66,733,061
0.625% 8/15/16	13,292,000	13,233,848
0.875% 11/30/16	50,000,000	49,921,900
1.375% 11/30/15	32,008,000	32,635,645
TOTAL U.S. TREASURY OBLIGATIONS		225,302,946
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	1,700,000	1,726,418
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $301,874,818)		300,957,664
U.S. Government Agency - Mortgage Securities - 3.5%

Fannie Mae - 2.0%
1.975% 10/1/33 (e)	53,532	55,595
2.035% 3/1/35 (e)	38,027	39,633
2.242% 5/1/33 (e)	9,463	9,942
2.315% 10/1/35 (e)	36,254	37,947
2.332% 3/1/35 (e)	22,958	24,110
2.342% 5/1/35 (e)	440,916	465,763
2.371% 12/1/33 (e)	268,386	283,652
2.391% 7/1/35 (e)	1,497,882	1,584,810
2.408% 7/1/35 (e)	422,044	444,801
2.424% 11/1/36 (e)	78,627	83,476
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.429% 12/1/34 (e)	$ 240,896	$ 252,740
2.528% 10/1/33 (e)	71,681	75,983
2.545% 10/1/41 (e)	733,217	753,388
2.552% 2/1/35 (e)	495,622	522,728
2.593% 11/1/36 (e)	580,814	619,512
2.618% 10/1/35 (e)	543,960	574,912
2.639% 7/1/35 (e)	158,612	167,347
2.656% 11/1/34 (e)	234,189	247,439
2.693% 9/1/41 (e)	930,190	963,113
2.733% 8/1/35 (e)	344,489	367,122
2.735% 8/1/41 (e)	1,229,778	1,277,354
2.866% 4/1/35 (e)	151,146	160,857
3.023% 8/1/41 (e)	261,275	270,616
3.193% 1/1/40 (e)	533,339	559,408
3.229% 10/1/35 (e)	98,517	104,521
3.485% 3/1/40 (e)	391,251	411,830
3.5% 1/1/26 to 5/1/27	5,260,382	5,500,098
3.517% 12/1/39 (e)	160,852	170,654
3.607% 3/1/40 (e)	535,303	565,970
4.5% 6/1/19 to 7/1/20	516,358	546,795
5.5% 11/1/17 to 11/1/34	4,864,896	5,263,258
6.5% 9/1/13 to 6/1/16	80,073	81,801
7% 1/1/16 to 11/1/18	31,443	33,453
7.5% 10/1/14	2,942	3,035
TOTAL FANNIE MAE		22,523,663
Freddie Mac - 1.2%
2.432% 4/1/35 (e)	569,406	602,491
2.459% 1/1/35 (e)	75,450	79,915
2.652% 6/1/37 (e)	341,472	365,589
2.66% 11/1/35 (e)	343,807	363,102
2.784% 8/1/36 (e)	170,904	182,140
2.973% 8/1/41 (e)	613,710	637,276
2.985% 8/1/34 (e)	101,106	107,697
3% 8/1/21	1,628,553	1,677,919
3.125% 9/1/41 (e)	312,158	323,358
3.5% 1/1/26	653,842	683,393
3.562% 4/1/40 (e)	397,185	414,854
3.601% 4/1/40 (e)	309,414	323,907
4% 6/1/24 to 4/1/26	5,208,207	5,487,249
4.5% 8/1/18 to 11/1/18	1,673,657	1,763,682
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
8.5% 5/1/26 to 7/1/28	$ 55,578	$ 65,557
12% 11/1/19	542	558
TOTAL FREDDIE MAC		13,078,687
Ginnie Mae - 0.3%
4% 6/15/24 to 3/15/26	2,638,051	2,788,954
5.5% 6/15/35	509,604	561,261
7% 1/15/25 to 6/15/32	272,217	315,407
TOTAL GINNIE MAE		3,665,622
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $38,900,887)		39,267,972
Asset-Backed Securities - 14.1%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	357,017	351,194
Series 2005-1 Class M1, 0.6541% 4/25/35 (e)	84,112	75,721
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8591% 4/25/35 (e)	2,086	2,078
Ally Auto Receivables Trust:
Series 2012-SN1 Class A3, 0.57% 8/20/15	1,130,000	1,129,592
Series 2013-SN1 Class A3, 0.72% 5/20/16	1,650,000	1,649,159
Ally Master Owner Trust:
Series 2011-1 Class A2, 2.15% 1/15/16	3,370,000	3,388,811
Series 2011-3 Class A2, 1.81% 5/15/16	3,460,000	3,486,068
Series 2012-1 Class A2, 1.44% 2/15/17	2,630,000	2,649,677
Series 2012-2 Class A, 0.6841% 3/15/16 (e)	1,300,000	1,301,002
Series 2012-3 Class A2, 1.21% 6/15/17	3,608,000	3,617,496
Series 2013-1 Class A2, 1% 2/15/18	2,500,000	2,486,276
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	6,180,000	6,179,635
Series 2012-5 Class A, 0.59% 5/15/18	2,730,000	2,718,160
AmeriCredit Auto Receivables Trust:
Series 2011-1 Class A3, 1.39% 9/8/15	182,785	182,895
Series 2011-2 Class A3, 1.61% 10/8/15	495,485	495,988
Series 2011-3 Class A3, 1.17% 1/8/16	362,381	362,830
Series 2011-5 Class A2, 1.19% 8/8/15	62,914	62,932
Series 2012-1 Class A2, 0.91% 10/8/15	234,169	234,350
Asset-Backed Securities - continued
	Principal Amount	Value
AmeriCredit Auto Receivables Trust: - continued
Series 2012-2 Class A3, 1.05% 10/11/16	$ 810,000	$ 811,829
Series 2012-5 Class A3, 0.62% 6/8/17	1,610,000	1,605,506
Series 2013-1:
Class A2, 0.49% 6/8/16	721,961	721,310
Class A3, 0.61% 10/10/17	2,240,000	2,226,862
Series 2013-3 Class A2, 0.68% 10/11/16	1,000,000	998,802
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 1.0091% 4/25/34 (e)	12,321	7,428
Series 2005-R2 Class M1, 0.6341% 4/25/35 (e)	192,224	189,130
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (e)	82,560	76,944
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (e)	157,743	56,652
Bank of America Auto Trust Series 2012-1 Class A3, 0.78% 6/15/16	1,830,000	1,833,881
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.591% 9/15/17 (d)(e)	2,000,000	1,999,905
Capital One Multi-Asset Execution Trust Series 2013-A1 Class A1, 0.63% 11/15/18	6,250,000	6,201,488
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (d)(e)	308,047	258,375
Class C, 1.2841% 7/20/39 (d)(e)	478,070	20,916
Carmax Auto Owner Trust Series 2013-3 Class A3, 0.97% 4/16/18	1,125,000	1,124,839
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (e)	228,766	131,821
Chase Issuance Trust:
Series 2012-A Class A1, 0.2841% 5/16/16 (e)	2,000,000	1,999,329
Series 2012-A8 Class A8, 0.54% 10/16/17	5,000,000	4,973,084
CIT Equipment Collateral Series 2012-VT1:
Class A2, 0.85% 5/20/14 (d)	109,197	109,219
Class A3, 1.1% 8/22/16 (d)	1,800,000	1,803,476
Citibank Credit Card Issuance Trust Series 2012-A1 Class A1, 0.55% 10/10/17	2,990,000	2,975,108
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.44% 3/25/32 (MGIC Investment Corp. Insured) (e)	8,622	4,167
Series 2004-2 Class 3A4, 0.6841% 7/25/34 (e)	62,430	57,422
Series 2004-3 Class M4, 1.6391% 4/25/34 (e)	13,191	9,957
Series 2004-4 Class M2, 0.9791% 6/25/34 (e)	69,940	64,378
Discover Card Master Trust:
Series 2012-A1 Class A1, 0.81% 8/15/17	2,920,000	2,929,510
Asset-Backed Securities - continued
	Principal Amount	Value
Discover Card Master Trust: - continued
Series 2012-A2 Class A2, 0.3341% 10/17/16 (e)	$ 3,000,000	$ 2,998,744
Series 2012-A3 Class A3, 0.86% 11/15/17	5,410,000	5,424,645
Series 2013-A2 Class A2, 0.69% 8/15/18	5,580,000	5,537,693
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	1,251,099	1,255,910
Fannie Mae Series 2004-T5:
Class AB1, 0.693% 5/28/35 (e)	159,655	149,665
Class AB3, 0.9892% 5/28/35 (e)	67,441	61,262
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (e)	36,914	28,152
First Franklin Mortgage Loan Trust Series 2005-FF9 Class A3, 0.4641% 10/25/35 (e)	31,555	31,428
Ford Credit Auto Lease Trust:
Series 2012-A Class A3, 0.85% 1/15/15	820,000	821,143
Series 2012-B Class A3, 0.57% 9/15/15	1,240,000	1,240,748
Ford Credit Auto Owner Trust:
Series 2012-B Class A3, 0.72% 12/15/16	1,950,000	1,952,256
Series 2012-D Class A3, 0.51% 4/15/17	1,090,000	1,087,455
Ford Credit Floorplan Master Owner Trust:
Series 2010-5 Class A1, 1.5% 9/15/15	1,110,000	1,110,727
Series 2012-1 Class A, 0.6541% 1/15/16 (e)	5,000,000	5,003,255
Series 2012-4 Class A1, 0.74% 9/15/16	2,380,000	2,382,410
Series 2013-1 Class A1, 0.85% 1/15/18	2,380,000	2,371,868
Series 2013-3 Class A1, 0.79% 6/15/17	1,000,000	998,070
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.6091% 11/25/34 (e)	104,293	16,022
Class M5, 1.6841% 11/25/34 (e)	52,560	1,293
Series 2005-A:
Class M3, 0.9191% 1/25/35 (e)	120,398	92,896
Class M4, 1.2041% 1/25/35 (e)	46,138	10,535
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (d)(e)	298,000	232,649
GE Business Loan Trust Series 2003-1 Class A, 0.6141% 4/15/31 (d)(e)	9,642	9,105
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	2,450,000	2,462,170
Series 2012-4 Class A, 0.4841% 6/15/18 (e)	3,995,000	3,994,714
Series 2012-5 Class A, 0.95% 6/15/18	3,380,000	3,390,514
GE Equipment Small Ticket LLC Series 2012-1 Class A3, 1.04% 9/21/15 (d)	1,050,000	1,052,620
Asset-Backed Securities - continued
	Principal Amount	Value
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	$ 2,743,000	$ 2,734,262
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (d)(e)	1,573,186	1,565,320
Home Equity Asset Trust:
Series 2003-3 Class M1, 1.4741% 8/25/33 (e)	75,609	69,061
Series 2003-5 Class A2, 0.8841% 12/25/33 (e)	44,160	39,619
Series 2004-1 Class M2, 1.8841% 6/25/34 (e)	66,772	51,543
Honda Auto Receivables Owner Trust Series 2012-2 Class A3, 0.7% 2/16/16	1,610,000	1,612,636
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (e)	157,118	73,835
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	1,920,000	1,916,123
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.541% 5/15/18 (d)(e)	1,680,000	1,670,916
John Deere Owner Trust:
Series 2011-A:
Class A3, 1.29% 1/15/16	554,174	555,564
Class A4, 1.96% 4/16/18	1,168,000	1,179,277
Series 2013-A Class A3, 0.6% 3/15/17	1,500,000	1,493,704
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (e)	157,766	153,402
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6061% 12/27/29 (e)	48,267	47,283
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (e)	68,983	1,317
Mercedes-Benz Auto Lease Trust Series 2013-A Class A3, 0.59% 2/15/16	1,960,000	1,957,374
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,410,000	1,408,818
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	3,260,000	3,240,924
Merrill Lynch Mortgage Investors Trust:
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (e)	78,756	75,832
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (e)	153,317	141,659
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (e)	138,792	136,071
Series 2004-NC8 Class M6, 2.0591% 9/25/34 (e)	65,221	42,195
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (e)	50,738	47,272
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (e)	52,840	21,412
Nissan Auto Lease Trust:
Series 2012-B Class A4, 0.74% 9/17/18	585,000	584,700
Series 2013-A Class A3, 0.61% 4/15/16	2,210,000	2,201,885
Asset-Backed Securities - continued
	Principal Amount	Value
Nissan Auto Receivables Trust Series 2013-B Class A3, 0.84% 11/15/17	$ 1,692,000	$ 1,690,053
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.661% 5/15/17 (e)	2,900,000	2,906,992
Series 2013-A Class A, 0.491% 2/15/18 (e)	2,000,000	1,997,518
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 1.0138% 10/30/45 (e)	456,579	441,845
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (b)(d)(e)	71,000	0
Series 2006-1A Class A, 1.5841% 3/20/11 (b)(d)(e)	149,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (e)	797,630	669,976
Class M4, 1.6341% 9/25/34 (e)	1,086,724	327,397
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (e)	187,294	159,323
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (e)	648	603
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	65,322	65,346
Series 2012-1 Class A2, 1.25% 4/15/15	202,599	202,791
Series 2012-2 Class A2, 0.91% 5/15/15	366,239	366,334
Series 2012-3 Class A3, 1.08% 4/15/16	910,000	911,916
Series 2012-4 Class A3, 1.04% 8/15/16	1,620,000	1,625,531
Series 2012-5 Class A3, 0.83% 12/15/16	1,320,000	1,319,153
Series 2013-1 Class A2, 0.48% 2/16/16	2,033,529	2,032,298
Series 2013-4:
Class A2, 0.89% 9/15/16	1,330,000	1,330,906
Class A3, 1.11% 12/15/17	1,170,000	1,169,583
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (e)	138,567	126,389
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8533% 6/15/33 (e)	240,935	166,875
Class C, 1.2233% 6/15/33 (e)	1,070,678	815,167
Series 2004-B:
Class A2, 0.4733% 6/15/21 (e)	1,033,826	1,017,066
Class C, 1.1433% 9/15/33 (e)	1,589,992	1,250,901
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4641% 9/25/19 (e)	2,189,000	2,180,238
Series 2013-1 Class A2, 0.4341% 9/25/19 (e)	2,790,000	2,769,454
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (e)	6,795	4,683
Asset-Backed Securities - continued
	Principal Amount	Value
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (e)	$ 86,903	$ 81,908
Volkswagen Auto Lease Trust Series 2013-A Class A3, 0.84% 7/20/16	1,450,000	1,449,690
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (d)(e)	1,390,734	1,230,800
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	910,000	912,629
TOTAL ASSET-BACKED SECURITIES (Cost $161,268,134)		159,528,520
Collateralized Mortgage Obligations - 5.2%

Private Sponsor - 1.2%
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4444% 8/28/47 (d)(e)	318,455	317,290
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	64,558	64,569
Granite Master Issuer PLC floater:
Series 2006-1A:
Class A5, 0.3241% 12/20/54 (d)(e)	2,426,453	2,381,806
Class C2, 1.3841% 12/20/54 (d)(e)	762,000	668,274
Series 2006-2:
Class A4, 0.2641% 12/20/54 (e)	507,433	498,096
Class C1, 1.1241% 12/20/54 (e)	3,254,000	2,853,758
Series 2006-3 Class C2, 1.1841% 12/20/54 (e)	142,000	124,534
Series 2006-4:
Class B1, 0.3641% 12/20/54 (e)	381,000	351,854
Class C1, 0.9441% 12/20/54 (e)	233,000	204,341
Class M1, 0.5241% 12/20/54 (e)	100,000	90,250
Series 2007-1:
Class 1C1, 0.7841% 12/20/54 (e)	235,000	206,095
Class 1M1, 0.4841% 12/20/54 (e)	153,000	138,083
Class 2C1, 1.0441% 12/20/54 (e)	107,000	93,839
Class 2M1, 0.6841% 12/20/54 (e)	196,000	176,890
Series 2007-2 Class 2C1, 1.0441% 12/17/54 (e)	272,000	238,544
Granite Mortgages Series 2003-2 Class 1A3, 0.7662% 7/20/43 (e)	950,473	934,848
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6662% 1/20/44 (e)	173,148	170,302
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater: - continued
Series 2003-3: - continued
Class 1C, 2.7162% 1/20/44 (e)	$ 54,183	$ 51,697
Series 2004-1 Class 2A1, 0.5923% 3/20/44 (e)	2,456,347	2,415,957
Series 2004-3 Class 2A1, 0.5523% 9/20/44 (e)	1,589,309	1,563,184
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (e)	75,960	56,620
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (e)	116,269	99,426
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.535% 7/10/35 (d)(e)	46,228	42,641
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (d)(e)	2,308	2,283
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (e)	3,764	3,527
TOTAL PRIVATE SPONSOR		13,748,708
U.S. Government Agency - 4.0%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6841% 9/25/23 (e)	174,434	175,290
Series 2013-9 Class FA, 0.5341% 3/25/42 (e)	2,916,985	2,918,498
floater planned amortization class Series 2005-90 Class FC, 0.4341% 10/25/35 (e)	717,503	719,081
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,348,456	1,441,914
planned amortization class Series 2012-94 Class E, 3% 6/25/22	854,840	884,067
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	255,348	280,648
Series 2003-76 Class BA, 4.5% 3/25/18	248,410	254,386
Series 2009-31 Class A, 4% 2/25/24	232,685	241,994
Series 2010-135 Class DE, 2.25% 4/25/24	834,417	842,836
Series 2011-16 Class FB, 0.3341% 3/25/31 (e)	1,932,338	1,935,192
Series 2010-123 Class DL, 3.5% 11/25/25	422,172	440,102
Series 2010-143 Class B, 3.5% 12/25/25	661,759	694,673
Series 2011-23 Class AB, 2.75% 6/25/20	545,796	561,189
Series 2013-40 Class PV, 2% 1/25/26	1,706,891	1,722,769
target amortization Series 2008-29 Class BG 4.7% 12/25/35	365,745	381,974
Federal Home Loan Mortgage Corp. floater sequential payer Series 3943 Class EF 0.4341% 2/15/26 (e)	1,196,816	1,198,063
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac:
floater:
Series 2711 Class FC, 1.0841% 2/15/33 (e)	$ 1,303,338	$ 1,328,029
Series 3346 Class FA, 0.4141% 2/15/19 (e)	2,033,444	2,034,799
floater planned amortization class Series 3117 Class JF, 0.4841% 2/15/36 (e)	794,283	795,843
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	1,697,864	1,713,023
planned amortization class:
Series 2535 Class PC, 6% 9/15/32	147,067	151,123
Series 2866 Class XE, 4% 12/15/18	311,132	317,739
Series 3081 Class CP 5.5% 10/15/34	1,528,562	1,565,211
Series 3792 Class DF, 0.5841% 11/15/40 (e)	2,056,257	2,063,726
Series 3820 Class DA, 4% 11/15/35	803,259	850,049
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	257,192	262,123
Series 3573 Class LC, 1.85% 8/15/14	121,958	122,091
Series 3659 Class EJ 3% 6/15/18	1,162,566	1,188,111
Series 3696 Class AE, 1.2% 7/15/15	401,589	402,760
Series 3949 Class MK, 4.5% 10/15/34	590,000	625,847
Series 4221-CLS Class GA, 1.4% 7/15/23	3,039,893	3,025,687
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2012-113 Class FJ, 0.4341% 1/20/42 (e)	1,298,745	1,301,257
Series 2012-149:
Class LF, 0.4341% 12/20/42 (e)	1,131,709	1,128,836
Class MF, 0.4341% 12/20/42 (e)	2,749,400	2,742,412
Series 2012-97 Class JF, 0.4419% 8/16/42 (e)	1,482,136	1,489,655
Series 2013-37 Class F, 0.4541% 3/20/43 (e)	761,296	760,867
Series 2013-9 Class F, 0.4341% 1/20/43 (e)	1,971,369	1,976,120
floater planned amortization class Series 2005-47 Class FX, 0.3341% 5/20/34 (e)	2,596,756	2,595,756
floater sequential payer:
Series 2010-120 Class FB 0.4841% 9/20/35 (e)	939,517	942,700
Series 2011-150 Class D, 3% 4/20/37	457,349	465,589
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	$ 346,999	$ 351,652
Series 2010-99 Class PT, 3.5% 8/20/33	442,819	449,548
TOTAL U.S. GOVERNMENT AGENCY		45,343,229
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $56,967,915)		59,091,937
Commercial Mortgage Securities - 7.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (e)(f)	360,016	10,794
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (e)	1,861,061	2,044,982
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3341% 8/15/29 (d)(e)	1,950,000	1,952,794
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (d)(e)	6,248	4,559
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (d)(e)	695,557	571,054
Class B1, 1.5841% 1/25/36 (d)(e)	46,802	9,926
Class M1, 0.6341% 1/25/36 (d)(e)	218,765	121,849
Class M2, 0.6541% 1/25/36 (d)(e)	83,015	43,579
Class M3, 0.6841% 1/25/36 (d)(e)	89,218	45,895
Class M4, 0.7941% 1/25/36 (d)(e)	45,653	22,123
Class M5, 0.8341% 1/25/36 (d)(e)	45,653	16,115
Class M6, 0.8841% 1/25/36 (d)(e)	46,329	13,898
Series 2006-3A Class M4, 0.6141% 10/25/36 (d)(e)	13,140	1,990
Series 2007-1 Class A2, 0.4541% 3/25/37 (d)(e)	345,136	225,501
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (d)(e)	59,992	46,280
Class A2, 0.5041% 7/25/37 (d)(e)	56,189	28,200
Class M1, 0.5541% 7/25/37 (d)(e)	20,026	5,506
Class M2, 0.5941% 7/25/37 (d)(e)	11,238	1,918
Class M3, 0.6741% 7/25/37 (d)(e)	11,382	1,145
Class M4, 0.8341% 7/25/37 (d)(e)	21,914	835
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-2A: - continued
Class M5, 0.9341% 7/25/37 (d)(e)	$ 6,543	$ 209
Series 2007-3:
Class A2, 0.4741% 7/25/37 (d)(e)	83,679	52,272
Class M1, 0.4941% 7/25/37 (d)(e)	63,218	29,910
Class M2, 0.5241% 7/25/37 (d)(e)	66,465	19,351
Class M3, 0.5541% 7/25/37 (d)(e)	107,586	24,807
Class M4, 0.6841% 7/25/37 (d)(e)	170,131	34,493
Class M5, 0.7841% 7/25/37 (d)(e)	84,810	12,206
Class M6, 0.9841% 7/25/37 (d)(e)	47,822	5,810
Series 2007-4A:
Class A2, 0.7341% 9/25/37 (d)(e)	794,725	198,839
Class M1, 1.1341% 9/25/37 (d)(e)	123,147	11,452
Class M2, 1.2341% 9/25/37 (d)(e)	123,147	9,476
Class M4, 1.7841% 9/25/37 (d)(e)	136,616	6,673
Series 2006-2A Class IO, 0% 7/25/36 (d)(f)	6,830,420	63,141
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (d)(e)	52,963	50,318
Class E, 0.4841% 3/15/22 (d)(e)	275,033	255,798
Class F, 0.5341% 3/15/22 (d)(e)	168,653	153,486
Class G, 0.5841% 3/15/22 (d)(e)	43,346	38,581
Class H, 0.7341% 3/15/22 (d)(e)	52,963	45,949
Class J, 0.8841% 3/15/22 (d)(e)	52,963	44,758
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	1,316,289	1,380,204
Series 2006-T22 Class A1A, 5.5802% 4/12/38 (e)	1,874,359	2,047,962
Series 2005-PWR9 Class X2, 0.3649% 9/11/42 (d)(e)(f)	24,675,481	370
Series 2005-T18 Class A4, 4.933% 2/13/42	1,824,108	1,903,942
Series 2006-PW12 Class A1A, 5.7076% 9/11/38 (e)	1,385,344	1,525,412
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (d)(e)	69,296	64,798
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	1,130,049	1,267,695
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.198% 5/15/35 (d)(e)(f)	6,087,634	97,822
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.351% 5/15/30 (d)(e)	1,620,000	1,615,950
Citigroup / Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4, 5.2184% 7/15/44 (e)	640,000	685,738
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	$ 810,277	$ 801,948
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD2 Class A1B, 5.3048% 1/15/46 (e)	2,945,450	3,176,665
Series 2006-CD3 Class X3, 0.4848% 10/15/48 (e)(f)	37,782,220	15,944
COMM Mortgage Trust Series 2013-CR9 Class A1, 1.344% 7/10/45	475,106	473,969
COMM Mortgage Trust pass-thru certificates sequential payer Series 2006-C7 Class A1A, 5.7361% 6/10/46 (e)	1,571,676	1,728,205
COMM pass-thru certificates floater Series 2005-F10A Class J, 1.0341% 4/15/17 (d)(e)	16,086	15,442
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	5,370,000	5,449,761
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	400,423	398,203
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6595% 12/15/39 (e)(f)	29,436,600	52,692
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.1621% 8/15/36 (e)(f)	1,198,396	1,198
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3541% 2/15/22 (d)(e)	236,650	232,737
0.4541% 2/15/22 (d)(e)	84,521	81,907
Class F, 0.5041% 2/15/22 (d)(e)	169,020	162,593
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	234,615	237,243
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9859% 12/5/31 (d)(e)	890,000	889,183
Class A2FL, 0.8859% 12/5/31 (d)(e)	1,160,000	1,151,503
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	1,447,325	1,456,796
Series K707 Class A1, 1.615% 9/25/18	1,682,160	1,691,069
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.292% 3/10/44 (e)	1,770,000	1,907,207
Series 2001-1 Class X1, 2.0442% 5/15/33 (d)(e)(f)	455,893	5,891
Series 2006-C1 Class A1A, 5.292% 3/10/44 (e)	1,000,231	1,084,489
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	1,200,000	1,233,234
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (d)(e)	$ 1,170,000	$ 1,151,598
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (d)(e)(f)	58,172,507	195,750
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(e)	146,356	146,446
Class C, 2.0056% 3/6/20 (d)(e)	1,710,000	1,714,378
Class D, 2.2018% 3/6/20 (d)(e)	215,000	215,562
Class E, 2.4764% 3/6/20 (d)(e)	360,000	361,203
Class F, 2.6334% 3/6/20 (d)(e)	180,000	180,336
Class G, 2.7903% 3/6/20 (d)(e)	90,000	90,202
Class H, 3.3004% 3/6/20 (d)(e)	150,000	150,670
Class J, 4.0852% 3/6/20 (d)(e)	215,000	215,559
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (e)	1,255,048	1,282,478
Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (e)	971,610	1,054,130
Class A2, 5.506% 4/10/38	209,658	210,948
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (d)	290,000	290,716
Series 2013-KYO Class A, 1.035% 11/8/29 (d)(e)	1,880,000	1,863,656
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	669,531	734,828
Class A2, 5.479% 11/10/39	70,920	71,074
Series 2011-GC5 Class A1, 1.468% 8/10/44 (e)	688,166	691,819
Series 2012-GC6 Class A1, 1.282% 1/10/45	336,613	337,185
Series 2013-GC12 Class A1, 0.742% 6/10/46 (e)	788,647	777,700
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(e)	484,216	483,586
Series 2003-CB7 Class A4, 4.879% 1/12/38 (e)	86,395	86,685
Series 2012-C6 Class A1, 1.0305% 5/15/45	952,906	949,135
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FLA2:
Class D, 0.4141% 11/15/18 (d)(e)	14,992	14,281
Class E, 0.4641% 11/15/18 (d)(e)	21,245	20,206
Class F, 0.5141% 11/15/18 (d)(e)	31,865	30,226
Class G, 0.5441% 11/15/18 (d)(e)	27,694	26,200
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater: - continued
Series 2006-FLA2: - continued
Class H, 0.6841% 11/15/18 (d)(e)	$ 21,250	$ 19,891
Series 2013-FL3 Class A1, 0.9841% 4/15/28 (d)(e)	1,540,000	1,528,497
sequential payer:
Series 2005-LDP5 Class A2, 5.198% 12/15/44	509,949	511,817
Series 2007-LD11 Class A2, 5.7987% 6/15/49 (e)	515,686	527,946
Series 2006-LDP7 Class A1A, 5.8629% 4/15/45 (e)	2,186,901	2,411,761
Series 2013-C13 Class A1, 1.3029% 1/15/46	2,667,118	2,663,545
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	1,333,299	1,383,872
Series 2006-C1 Class A2, 5.084% 2/15/31	4,760	4,763
Series 2007-C6 Class A2, 5.845% 7/15/40	337,071	336,048
Series 2004-C8, 4.799% 12/15/29	1,145,518	1,177,996
Series 2006-C6 Class XCP, 0.673% 9/15/39 (e)(f)	16,194,199	4,243
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (e)(f)	5,753,510	11,012
Series 2007-C2 Class XCP, 0.4779% 2/15/40 (e)(f)	27,068,510	89,191
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5241% 9/15/21 (d)(e)	145,070	140,683
Class G, 0.5441% 9/15/21 (d)(e)	286,588	275,057
Class H, 0.5841% 9/15/21 (d)(e)	73,934	69,481
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-MKB2 Class A2, 4.806% 9/12/42	2,023	2,022
Series 2005-CKI1 Class A1A, 5.282% 11/12/37 (e)	506,125	542,064
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	179,794	180,175
Series 2006-4 Class XP, 0.6175% 12/12/49 (e)(f)	12,016,120	99,313
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	1,112,748	1,111,462
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (d)(e)	45,397	34,048
Series 2007-XLFA:
Class A2, 0.284% 10/15/20 (d)(e)	606,200	601,924
Class D, 0.374% 10/15/20 (d)(e)	84,694	81,520
Class E, 0.434% 10/15/20 (d)(e)	105,926	99,837
Class F, 0.484% 10/15/20 (d)(e)	63,569	59,279
Class G, 0.524% 10/15/20 (d)(e)	78,581	72,493
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
floater: - continued
Series 2007-XLFA: - continued
Class H, 0.614% 10/15/20 (d)(e)	$ 49,464	$ 43,158
Class J, 0.764% 10/15/20 (d)(e)	28,557	10,924
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	635,583	636,229
Series 2012-C4 Class A1, 1.085% 3/15/45	938,957	940,200
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (e)	1,085,093	1,184,870
Series 2011-C3 Class A1, 2.178% 7/15/49	299,835	300,824
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	9,708	9,702
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	626,042	626,603
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	663,060	656,821
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (d)(e)	193,309	177,844
Class G, 0.5441% 9/15/21 (d)(e)	225,785	207,722
Class J, 0.7841% 9/15/21 (d)(e)	50,198	42,668
Series 2007-WHL8 Class F, 0.6641% 6/15/20 (d)(e)	376,985	336,368
Series 2003-C9 Class A4, 5.012% 12/15/35	930,247	933,375
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (e)	1,905,565	2,054,422
Class A5, 5.416% 1/15/45 (e)	2,290,000	2,493,297
Series 2006-C24 Class A1A, 5.557% 3/15/45 (e)	1,128,721	1,220,416
Series 2007-C30 Class XP, 0.4764% 12/15/43 (d)(e)(f)	32,564,531	79,578
Series 2007-C31A Class A2, 5.421% 4/15/47	510,097	510,786
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class A1, 0.778% 5/15/45	462,412	455,729
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $81,827,631)		79,372,277
Municipal Securities - 0.5%
	Principal Amount	Value
Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	$ 4,570,000	$ 4,724,055
Series 2011, 4.511% 3/1/15	1,515,000	1,575,297
TOTAL MUNICIPAL SECURITIES (Cost $6,339,601)		6,299,352
Foreign Government and Government Agency Obligations - 0.5%

Ontario Province 1% 7/22/16	4,000,000	3,988,120
United Mexican States 6.625% 3/3/15	1,300,000	1,404,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,386,612)		5,392,120
Commercial Paper - 0.2%

Vodafone Group PLC yankee 0.77% 12/30/13 (Cost $1,994,867)	2,000,000	1,997,540
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $17,677,374)	17,677,374	17,677,374
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,130,435,655)		1,130,929,772
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,575,643
NET ASSETS - 100%		$ 1,134,505,415
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 72,063	$ (46,423)	$ -	$ (46,423)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $117,117,517 or 10.3% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $570,712 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 553,608
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,065
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 461,345,016	$ -	$ 460,774,304	$ 570,712
U.S. Government and Government Agency Obligations	300,957,664	-	300,957,664	-
U.S. Government Agency - Mortgage Securities	39,267,972	-	39,267,972	-
Asset-Backed Securities	159,528,520	-	155,825,343	3,703,177
Collateralized Mortgage Obligations	59,091,937	-	59,049,296	42,641
Commercial Mortgage Securities	79,372,277	-	79,338,229	34,048
Municipal Securities	6,299,352	-	6,299,352	-
Foreign Government and Government Agency Obligations	5,392,120	-	5,392,120	-
Commercial Paper	1,997,540	-	1,997,540	-
Money Market Funds	17,677,374	17,677,374	-	-
Total Investments in Securities:	$ 1,130,929,772	$ 17,677,374	$ 1,108,901,820	$ 4,350,578
Derivative Instruments:
Liabilities
Swaps	$ (46,423)	$ -	$ (46,423)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (46,423)
Total Value of Derivatives	$ -	$ (46,423)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.4%
United Kingdom	4.3%
Canada	3.1%
Australia	1.2%
Netherlands	1.2%
Japan	1.0%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,112,758,281)	$ 1,113,252,398
Fidelity Central Funds (cost $17,677,374)	17,677,374
Total Investments (cost $1,130,435,655)		$ 1,130,929,772
Receivable for investments sold		7,384,491
Receivable for swaps		299
Receivable for fund shares sold		1,710,357
Interest receivable		3,702,740
Distributions receivable from Fidelity Central Funds		1,040
Other receivables		13,074
Total assets		1,143,741,773

Liabilities
Payable to custodian bank	$ 12,004
Payable for investments purchased	6,341,973
Payable for fund shares redeemed	2,129,635
Distributions payable	32,640
Bi-lateral OTC swaps, at value	46,423
Accrued management fee	295,306
Distribution and service plan fees payable	127,699
Other affiliated payables	174,626
Other payables and accrued expenses	76,052
Total liabilities		9,236,358

Net Assets		$ 1,134,505,415
Net Assets consist of:
Paid in capital		$ 1,174,946,276
Undistributed net investment income		53,599
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(40,942,335)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		447,875
Net Assets		$ 1,134,505,415

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($205,581,182 ÷ 22,108,094 shares)	$ 9.30

Maximum offering price per share (100/98.50 of $9.30)	$ 9.44
Class T: Net Asset Value and redemption price per share ($127,404,184 ÷ 13,689,219 shares)	$ 9.31

Maximum offering price per share (100/98.50 of $9.31)	$ 9.45
Class B: Net Asset Value and offering price per share ($5,823,862 ÷ 626,164 shares)A	$ 9.30

Class C: Net Asset Value and offering price per share ($99,283,131 ÷ 10,681,913 shares)A	$ 9.29

Institutional Class: Net Asset Value, offering price and redemption price per share ($696,413,056 ÷ 74,827,881 shares)	$ 9.31

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2013

Investment Income
Interest		$ 16,015,510
Income from Fidelity Central Funds		14,065
Total income		16,029,575

Expenses
Management fee	$ 3,480,871
Transfer agent fees	1,674,171
Distribution and service plan fees	1,594,460
Accounting and security lending fees	391,022
Custodian fees and expenses	29,557
Independent trustees' compensation	4,346
Registration fees	99,433
Audit	179,126
Legal	3,846
Miscellaneous	10,849
Total expenses before reductions	7,467,681
Expense reductions	(85)	7,467,596
Net investment income (loss)		8,561,979
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,178,477
Foreign currency transactions	(173)
Swaps	3,278
Total net realized gain (loss)		3,181,582
Change in net unrealized appreciation (depreciation) on: Investment securities	(8,265,519)
Assets and liabilities in foreign currencies	180
Swaps	(9,440)
Total change in net unrealized appreciation (depreciation)		(8,274,779)
Net gain (loss)		(5,093,197)
Net increase (decrease) in net assets resulting from operations		$ 3,468,782

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,561,979	$ 13,063,045
Net realized gain (loss)	3,181,582	3,181,198
Change in net unrealized appreciation (depreciation)	(8,274,779)	4,946,490
Net increase (decrease) in net assets resulting from operations	3,468,782	21,190,733
Distributions to shareholders from net investment income	(8,004,871)	(14,264,673)
Share transactions - net increase (decrease)	(108,452,215)	(35,012,868)
Total increase (decrease) in net assets	(112,988,304)	(28,086,808)

Net Assets
Beginning of period	1,247,493,719	1,275,580,527
End of period (including undistributed net investment income of $53,599 and distributions in excess of net investment income of $49,010, respectively)	$ 1,134,505,415	$ 1,247,493,719

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.23	$ 8.96	$ 8.94
Income from Investment Operations
Net investment income (loss) C	.070	.090	.134	.189	.237
Net realized and unrealized gain (loss)	(.046)	.058	.062	.273	.007
Total from investment operations	.024	.148	.196	.462	.244
Distributions from net investment income	(.064)	(.098)	(.136)	(.192)	(.224)
Net asset value, end of period	$ 9.30	$ 9.34	$ 9.29	$ 9.23	$ 8.96
Total Return A, B	.25%	1.61%	2.14%	5.21%	2.81%
Ratios to Average Net Assets D, F
Expenses before reductions	.70%	.70%	.70%	.71%	.74%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.71%	.74%
Expenses net of all reductions	.70%	.69%	.70%	.71%	.74%
Net investment income (loss)	.75%	.97%	1.44%	2.07%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 205,581	$ 212,725	$ 250,546	$ 254,410	$ 265,959
Portfolio turnover rate E	61%	75%	204%	217%	318% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Income from Investment Operations
Net investment income (loss) C	.069	.089	.134	.189	.237
Net realized and unrealized gain (loss)	(.036)	.059	.052	.273	.016
Total from investment operations	.033	.148	.186	.462	.253
Distributions from net investment income	(.063)	(.098)	(.136)	(.192)	(.223)
Net asset value, end of period	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Total Return A, B	.36%	1.60%	2.03%	5.20%	2.91%
Ratios to Average Net Assets D, F
Expenses before reductions	.70%	.70%	.70%	.71%	.75%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.71%	.75%
Expenses net of all reductions	.70%	.70%	.70%	.71%	.75%
Net investment income (loss)	.74%	.96%	1.44%	2.08%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 127,404	$ 140,285	$ 163,217	$ 189,230	$ 253,439
Portfolio turnover rate E	61%	75%	204%	217%	318% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Income from Investment Operations
Net investment income (loss) C	(.006)	.015	.059	.115	.167
Net realized and unrealized gain (loss)	(.042)	.059	.062	.273	.007
Total from investment operations	(.048)	.074	.121	.388	.174
Distributions from net investment income	(.002)	(.024)	(.061)	(.118)	(.154)
Net asset value, end of period	$ 9.30	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Total Return A, B	(.51)%	.79%	1.31%	4.35%	2.00%
Ratios to Average Net Assets D, F
Expenses before reductions	1.51%	1.50%	1.52%	1.52%	1.54%
Expenses net of fee waivers, if any	1.51%	1.50%	1.52%	1.52%	1.54%
Expenses net of all reductions	1.51%	1.50%	1.52%	1.52%	1.54%
Net investment income (loss)	(.06)%	.16%	.63%	1.26%	1.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,824	$ 7,991	$ 9,337	$ 12,587	$ 12,579
Portfolio turnover rate E	61%	75%	204%	217%	318% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 9.30	$ 9.24	$ 8.97	$ 8.95
Income from Investment Operations
Net investment income (loss) C	(.009)	.012	.056	.113	.164
Net realized and unrealized gain (loss)	(.050)	.058	.062	.273	.006
Total from investment operations	(.059)	.070	.118	.386	.170
Distributions from net investment income	(.001)	(.020)	(.058)	(.116)	(.150)
Net asset value, end of period	$ 9.29	$ 9.35	$ 9.30	$ 9.24	$ 8.97
Total Return A, B	(.63)%	.76%	1.29%	4.33%	1.95%
Ratios to Average Net Assets D, F
Expenses before reductions	1.54%	1.54%	1.54%	1.54%	1.57%
Expenses net of fee waivers, if any	1.54%	1.54%	1.54%	1.54%	1.57%
Expenses net of all reductions	1.54%	1.54%	1.54%	1.54%	1.57%
Net investment income (loss)	(.10)%	.13%	.61%	1.24%	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 99,283	$ 114,564	$ 132,589	$ 131,947	$ 103,378
Portfolio turnover rate E	61%	75%	204%	217%	318% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 9.29	$ 9.24	$ 8.97	$ 8.94
Income from Investment Operations
Net investment income (loss) B	.087	.106	.150	.205	.255
Net realized and unrealized gain (loss)	(.036)	.058	.052	.273	.016
Total from investment operations	.051	.164	.202	.478	.271
Distributions from net investment income	(.081)	(.114)	(.152)	(.208)	(.241)
Net asset value, end of period	$ 9.31	$ 9.34	$ 9.29	$ 9.24	$ 8.97
Total Return A	.54%	1.78%	2.21%	5.38%	3.12%
Ratios to Average Net Assets C, E
Expenses before reductions	.52%	.52%	.53%	.53%	.54%
Expenses net of fee waivers, if any	.52%	.52%	.53%	.53%	.54%
Expenses net of all reductions	.52%	.52%	.53%	.53%	.54%
Net investment income (loss)	.93%	1.14%	1.62%	2.25%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 696,413	$ 771,929	$ 719,891	$ 647,129	$ 618,098
Portfolio turnover rate D	61%	75%	204%	217%	318% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity Advisor Short Fixed-Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management and Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities, U.S. government and government agency and commercial paper, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Annual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,904,345
Gross unrealized depreciation	(9,814,533)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,089,812

Tax Cost	$ 1,129,839,960

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (40,940,376)
Net unrealized appreciation (depreciation)	$ 1,043,537

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (24,386,459)
2018	(16,553,917)
Total capital loss carryforward	$ (40,940,376)

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 8,004,871	$ 14,264,673

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 3,278	$ (9,440)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Credit Default Swaps - continued

specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Annual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $373,641,383 and $315,645,376, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.15%	$ 309,655	$ 67,605
Class T	-%	.15%	196,667	6,690
Class B	.65%	.25%	58,614	42,792
Class C	.75%	.25%	1,029,524	156,697
			$ 1,594,460	$ 273,784

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, ..75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 24,769
Class T	8,438
Class B*	18,054
Class C*	16,865
$ 68,126

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 353,011.17
Class T	228,618.17
Class B	14,864.23
Class C	170,431.17
Institutional Class	907,247.14
	$ 1,674,171

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,695 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $289.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $85.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 1,410,291	$ 2,366,926
Class T	893,136	1,612,220
Class B	1,897	23,760
Class C	9,658	276,779
Institutional Class	5,689,889	9,984,988
Total	$ 8,004,871	$ 14,264,673

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	11,496,613	11,014,249	$ 107,294,279	$ 102,166,877
Reinvestment of distributions	126,069	212,888	1,177,755	1,974,463
Shares redeemed	(12,302,175)	(15,418,290)	(114,887,195)	(142,936,211)
Net increase (decrease)	(679,493)	(4,191,153)	$ (6,415,161)	$ (38,794,871)
Class T
Shares sold	3,332,565	3,668,518	$ 31,097,191	$ 34,010,430
Reinvestment of distributions	86,213	154,693	805,937	1,435,835
Shares redeemed	(4,744,465)	(6,368,676)	(44,345,628)	(59,098,203)
Net increase (decrease)	(1,325,687)	(2,545,465)	$ (12,442,500)	$ (23,651,938)
Class B
Shares sold	214,700	303,790	$ 2,003,114	$ 2,818,839
Reinvestment of distributions	177	2,143	1,658	19,886
Shares redeemed	(443,261)	(455,109)	(4,146,267)	(4,227,668)
Net increase (decrease)	(228,384)	(149,176)	$ (2,141,495)	$ (1,388,943)
Class C
Shares sold	3,663,030	3,509,446	$ 34,202,978	$ 32,577,911
Reinvestment of distributions	814	23,322	7,624	216,245
Shares redeemed	(5,239,044)	(5,535,239)	(48,973,947)	(51,381,344)
Net increase (decrease)	(1,575,200)	(2,002,471)	$ (14,763,345)	$ (18,587,188)
Institutional Class
Shares sold	25,354,904	43,790,241	$ 237,039,059	$ 406,214,278
Reinvestment of distributions	582,791	1,025,348	5,447,207	9,519,588
Shares redeemed	(33,730,632)	(39,647,339)	(315,175,980)	(368,323,794)
Net increase (decrease)	(7,792,937)	5,168,250	$ (72,689,714)	$ 47,410,072

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

12. Other - continued

At the end of the period, the Fidelity Advisor Freedom Funds were the owners of record, in the aggregate, of approximately 32% of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Short Fixed-Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Short Fixed-Income Fund (the Fund), a fund of Fidelity Advisor Series II, including the schedule of investments, as of August 31, 2013, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Short Fixed-Income Fund as of August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 16, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Elizabeth S. Acton oversees 203 funds. James C. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009
Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007
Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006
Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010
Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008
Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-
2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009
Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for Elizabeth S. Acton may be sent to Fidelity Investments, P.O. Box 55235, Boston Massachusetts 02205-5235. Correspondence intended for each executive officer and Elizabeth S. Acton may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Member of the Advisory Board Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds (2013-present). Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 9.02% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,286,143 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

(Fidelity Investment logo)(registered trademark)

SFII-UANN-1013
1.784770.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Intermediate Bond

Fund - Class A, Class T, Class B,
and Class C

(to be renamed Fidelity Advisor Limited Term Bond Fund effective October 30, 2013)

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	-3.95%	4.46%	3.67%
Class T (incl. 2.75% sales charge)	-3.93%	4.49%	3.65%
Class B (incl. contingent deferred sales charge) A	-4.86%	4.46%	3.64%
Class C (incl. contingent deferred sales charge) B	-2.95%	4.29%	3.17%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Bond Fund - Class A on August 31, 2003, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Robert Galusza and Ford O'Neil, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Intermediate Bond Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned -1.24%, -1.21%, -1.95% and -1.98%, respectively (excluding sales charges), versus -1.06% for the Barclays® U.S. Intermediate Government/Credit Bond Index. Relative to the benchmark, sector selection in commercial mortgage-backed securities and asset-backed securities provided the biggest boost. A large overweighting in corporate bonds with an emphasis on financials - notably banks, real estate investment trusts (REITs) and insurance companies - also helped the fund versus the index. Elsewhere, small positions in government-agency-backed collateralized mortgage obligations and a Fidelity central fund that focuses on bonds at the higher end of the non-investment-grade quality spectrum gave our relative performance a further shot in the arm. On the downside, positioning within the seven-to-10-year portion of the yield curve was the primary detractor, as this segment of the curve significantly steepened. Additionally, our security selection within corporates, primarily in banking and industrials, modestly dampened relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.82%
Actual		$ 1,000.00	$ 978.90	$ 4.09
Hypothetical A		$ 1,000.00	$ 1,021.07	$ 4.18
Class T	.79%
Actual		$ 1,000.00	$ 979.10	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 4.02
Class B	1.53%
Actual		$ 1,000.00	$ 975.40	$ 7.62
Hypothetical A		$ 1,000.00	$ 1,017.49	$ 7.78
Class C	1.57%
Actual		$ 1,000.00	$ 975.20	$ 7.82
Hypothetical A		$ 1,000.00	$ 1,017.29	$ 7.98
Institutional Class	.57%
Actual		$ 1,000.00	$ 980.20	$ 2.84**
Hypothetical A		$ 1,000.00	$ 1,022.33	$ 2.91**

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** If changes to the fund-level expenses effective November 1, 2013, had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows.

	Annualized Expense Ratio B	Expenses Paid
Institutional Class	.53%
Actual		$ 2.65
Hypothetical A		$ 2.70

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations† 31.7%	U.S. Government and U.S. Government Agency Obligations† 36.0%
AAA 10.1%	AAA 12.7%
AA 6.2%	AA 5.9%
A 17.9%	A 15.0%
BBB 29.3%	BBB 26.7%
BB and Below 3.7%	BB and Below 2.9%
Not Rated 0.1%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	4.3	4.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	3.8	3.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Corporate Bonds 52.3%		Corporate Bonds 46.8%
	U.S. Government and U.S. Government Agency Obligations† 31.7%		U.S. Government and U.S. Government Agency Obligations† 36.0%
	Asset-Backed Securities 4.9%		Asset-Backed Securities 7.3%
	CMOs and Other Mortgage Related Securities 8.5%		CMOs and Other Mortgage Related Securities 7.1%
	Municipal Bonds 0.6%		Municipal Bonds 0.3%
	Other Investments 1.0%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	11.4%	** Foreign investments	12.3%
* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes

†† Amount represents less than 0.l%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 51.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.4%
Automobiles - 1.3%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 1,220,000	$ 1,215,068
1.3% 7/31/15 (d)	1,260,000	1,264,544
1.45% 8/1/16 (d)	346,000	344,478
1.65% 4/10/15 (d)	620,000	625,207
1.95% 3/28/14 (d)	790,000	794,485
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	620,000	604,934
1.625% 3/22/15 (d)	1,180,000	1,192,445
2.375% 3/22/17 (d)	600,000	609,334
		6,650,495
Media - 2.5%
Comcast Corp.:
4.95% 6/15/16	326,000	358,867
5.15% 3/1/20	693,000	781,199
5.7% 5/15/18	42,000	48,668
COX Communications, Inc. 5.5% 10/1/15	199,000	214,976
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	700,000	694,663
4.75% 10/1/14	1,360,000	1,414,726
5.875% 10/1/19	34,000	37,642
Discovery Communications LLC:
3.25% 4/1/23	84,000	77,960
3.7% 6/1/15	875,000	916,115
5.05% 6/1/20	322,000	349,732
NBC Universal, Inc.:
3.65% 4/30/15	66,000	69,129
5.15% 4/30/20	1,000,000	1,125,645
News America, Inc.:
5.3% 12/15/14	132,000	139,521
6.9% 3/1/19	750,000	894,184
Thomson Reuters Corp. 0.875% 5/23/16	278,000	275,921
Time Warner Cable, Inc.:
5.85% 5/1/17	996,000	1,083,184
6.75% 7/1/18	1,141,000	1,270,015
Time Warner, Inc.:
3.15% 7/15/15	24,000	24,977
4.875% 3/15/20	731,000	787,940
5.875% 11/15/16	685,000	774,555
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.5% 4/1/17	$ 455,000	$ 472,861
6.125% 10/5/17	679,000	772,902
		12,585,382
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	1,000,000	1,063,544
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	494,000	480,524
Home Depot, Inc. 4.4% 4/1/21	610,000	665,362
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	816,545
		1,962,431
TOTAL CONSUMER DISCRETIONARY		22,261,852
CONSUMER STAPLES - 3.0%
Beverages - 1.3%
Anheuser-Busch InBev Worldwide, Inc.:
1.375% 7/15/17	650,000	641,952
5.375% 11/15/14	111,000	117,177
Beam, Inc.:
1.75% 6/15/18	218,000	212,045
1.875% 5/15/17	735,000	732,839
3.25% 6/15/23	196,000	186,048
FBG Finance Ltd. 5.125% 6/15/15 (d)	510,000	547,084
Fortune Brands, Inc. 5.375% 1/15/16	466,000	507,439
Heineken NV:
1.4% 10/1/17 (d)	321,000	311,200
2.75% 4/1/23 (d)	335,000	301,753
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,030,772
SABMiller Holdings, Inc.:
2.2% 8/1/18 (d)	510,000	503,497
2.45% 1/15/17 (d)	1,280,000	1,302,484
		6,394,290
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	620,000	651,109
Walgreen Co.:
1.8% 9/15/17	267,000	264,661
3.1% 9/15/22	386,000	361,050
		1,276,820
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.7%
Cargill, Inc.:
3.25% 11/15/21 (d)	$ 600,000	$ 584,009
6% 11/27/17 (d)	106,000	121,445
ConAgra Foods, Inc.:
1.9% 1/25/18	222,000	217,786
3.2% 1/25/23	258,000	240,461
General Mills, Inc. 5.2% 3/17/15	650,000	694,140
Kraft Foods Group, Inc. 2.25% 6/5/17	610,000	617,516
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	736,386
6.5% 8/11/17	140,000	162,003
6.75% 2/19/14	82,000	84,257
		3,458,003
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	620,000	558,276
9.7% 11/10/18	454,000	594,127
Philip Morris International, Inc. 4.5% 3/26/20	1,000,000	1,086,921
Reynolds American, Inc.:
1.05% 10/30/15	707,000	706,881
3.25% 11/1/22	326,000	297,559
6.75% 6/15/17	513,000	590,352
		3,834,116
TOTAL CONSUMER STAPLES		14,963,229
ENERGY - 4.9%
Energy Equipment & Services - 0.7%
Cameron International Corp. 1.6% 4/30/15	468,000	470,762
DCP Midstream LLC 5.35% 3/15/20 (d)	633,000	672,381
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	879,004
FMC Technologies, Inc.:
2% 10/1/17	80,000	78,437
3.45% 10/1/22	146,000	138,565
Halliburton Co. 6.15% 9/15/19	425,000	505,860
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	601,781
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd. 2.5% 3/15/17	$ 262,000	$ 262,284
Weatherford International Ltd. 4.95% 10/15/13	303,000	304,288
		3,913,362
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	50,443
6.375% 9/15/17	555,000	641,578
Apache Corp. 1.75% 4/15/17	172,000	172,073
BG Energy Capital PLC 2.875% 10/15/16 (d)	620,000	644,176
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	736,919
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	286,821
3.875% 3/15/23	171,000	155,969
Duke Energy Field Services 5.375% 10/15/15 (d)	212,000	227,911
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,596
Enbridge Energy Partners LP 4.2% 9/15/21	615,000	617,975
Encana Holdings Finance Corp. 5.8% 5/1/14	502,000	518,183
Enterprise Products Operating LP:
1.25% 8/13/15	480,000	482,133
4.05% 2/15/22	610,000	623,200
5.6% 10/15/14	339,000	356,464
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	20,000	22,696
Kinder Morgan Energy Partners LP 2.65% 2/1/19	237,000	234,081
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	917,697
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	877,000	904,098
Nexen, Inc. 5.2% 3/10/15	158,000	166,699
Petro-Canada 6.05% 5/15/18	326,000	377,456
Petrobras Global Finance BV 4.375% 5/20/23	600,000	526,740
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	630,000	639,450
5.75% 1/20/20	816,000	825,950
7.875% 3/15/19	647,000	728,304
Petroleos Mexicanos:
3.5% 1/30/23	485,000	434,075
4.875% 1/24/22	700,000	707,000
6% 3/5/20	59,000	64,753
Phillips 66 2.95% 5/1/17	1,260,000	1,297,136
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	397,323
5.75% 1/15/20	962,000	1,088,040
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Schlumberger Investment SA 1.25% 8/1/17 (d)	$ 1,000,000	$ 969,996
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	891,992
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	30,487
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,092,308
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,231,474
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	500,492
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	444,055
Western Gas Partners LP:
2.6% 8/15/18	507,000	500,901
5.375% 6/1/21	600,000	647,171
		21,177,815
TOTAL ENERGY		25,091,177
FINANCIALS - 27.5%
Capital Markets - 3.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	374,000	405,502
BlackRock, Inc. 4.25% 5/24/21	650,000	686,375
Goldman Sachs Group, Inc.:
1.6% 11/23/15	650,000	653,990
2.375% 1/22/18	600,000	588,391
3.3% 5/3/15	620,000	641,574
3.7% 8/1/15	712,000	743,808
5.25% 7/27/21	750,000	799,903
5.95% 1/18/18	1,693,000	1,891,797
6.15% 4/1/18	402,000	453,928
HSBC Bank PLC 1.5% 5/15/18 (d)	570,000	545,932
JPMorgan Chase & Co. 1.1% 10/15/15	620,000	619,510
Lazard Group LLC:
6.85% 6/15/17	669,000	754,497
7.125% 5/15/15	239,000	259,348
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	45,561
6.875% 4/25/18	726,000	843,275
Morgan Stanley:
1.75% 2/25/16	510,000	509,687
2.125% 4/25/18	580,000	559,202
4.1% 1/26/15	1,320,000	1,368,230
4.75% 4/1/14	138,000	140,824
5.45% 1/9/17	200,000	217,484
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.625% 9/23/19	$ 112,000	$ 123,095
5.75% 1/25/21	647,000	713,198
5.95% 12/28/17	383,000	428,256
6% 4/28/15	130,000	139,441
7.3% 5/13/19	603,000	712,804
State Street Corp. 3.1% 5/15/23	800,000	739,630
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,275,930
		16,861,172
Commercial Banks - 8.4%
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	570,000	548,117
1.875% 10/6/17	620,000	614,125
Bank of America NA 5.3% 3/15/17	250,000	272,456
Bank of Montreal 2.5% 1/11/17	640,000	655,175
Bank of Nova Scotia 1.375% 12/18/17	935,000	907,061
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.65% 2/26/18 (d)	590,000	569,923
BB&T Corp. 3.95% 3/22/22	940,000	929,342
Comerica, Inc. 3% 9/16/15	2,000	2,079
Commonwealth Bank of Australia 2.9% 9/17/14 (d)	2,010,000	2,061,916
Credit Suisse 6% 2/15/18	1,680,000	1,880,231
Discover Bank 2% 2/21/18	1,200,000	1,160,116
Fifth Third Bancorp:
3.5% 3/15/22	700,000	681,909
3.625% 1/25/16	361,000	379,407
4.5% 6/1/18	63,000	67,351
8.25% 3/1/38	68,000	87,629
Fifth Third Bank 1.45% 2/28/18	580,000	556,995
Fifth Third Capital Trust IV 6.5% 4/15/37 (g)	7,000	6,948
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	719,205
HBOS PLC 6.75% 5/21/18 (d)	509,000	555,788
HSBC Holdings PLC:
4% 3/30/22	567,000	570,738
5.1% 4/5/21	610,000	665,648
Huntington Bancshares, Inc. 7% 12/15/20	180,000	210,958
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,998,772
KeyBank NA:
1.65% 2/1/18	397,000	385,795
5.8% 7/1/14	1,351,000	1,406,717
KeyCorp. 5.1% 3/24/21	622,000	680,694
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Bank 5% 1/17/17	$ 778,000	$ 841,873
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	940,000	905,709
National Bank of Canada 1.5% 6/26/15	830,000	839,990
Nordea Bank AB 0.875% 5/13/16 (d)	860,000	849,308
PNC Bank NA:
1.3% 10/3/16	510,000	509,301
2.7% 11/1/22	1,560,000	1,400,357
PNC Funding Corp. 3.625% 2/8/15	717,000	745,349
Rabobank (Netherlands) NV:
2.125% 10/13/15	278,000	284,570
3.95% 11/9/22	1,240,000	1,179,078
Regions Bank 7.5% 5/15/18	770,000	899,308
Regions Financial Corp.:
2% 5/15/18	580,000	554,087
5.75% 6/15/15	4,000	4,290
7.75% 11/10/14	6,000	6,456
Royal Bank of Canada 1.5% 1/16/18	1,220,000	1,190,738
Royal Bank of Scotland Group PLC 2.55% 9/18/15	2,052,000	2,091,396
Sumitomo Mitsui Banking Corp. 1.8% 7/18/17	940,000	931,376
SunTrust Bank 2.75% 5/1/23	700,000	629,501
SunTrust Banks, Inc. 3.5% 1/20/17	1,378,000	1,443,112
The Toronto Dominion Bank 2.375% 10/19/16	1,230,000	1,266,299
Union Bank NA:
2.125% 6/16/17	700,000	695,890
3% 6/6/16	500,000	521,449
Wachovia Bank NA 6% 11/15/17	570,000	651,451
Wachovia Corp. 5.625% 10/15/16	590,000	658,629
Wells Fargo & Co.:
1.25% 2/13/15	1,229,000	1,235,348
3.5% 3/8/22	700,000	693,974
3.676% 6/15/16	620,000	658,402
Westpac Banking Corp.:
1.125% 9/25/15	1,200,000	1,208,478
2% 8/14/17	1,121,000	1,119,406
		42,590,220
Consumer Finance - 4.7%
American Express Credit Corp.:
0.875% 11/13/15	620,000	618,755
1.3% 7/29/16	520,000	520,805
2.75% 9/15/15	1,561,000	1,617,366
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
2.8% 9/19/16	$ 599,000	$ 624,676
American Honda Finance Corp. 1.5% 9/11/17 (d)	620,000	606,503
Capital One Financial Corp.:
1% 11/6/15	620,000	615,666
2.125% 7/15/14	1,309,000	1,323,927
2.15% 3/23/15	620,000	629,805
3.15% 7/15/16	605,000	629,642
7.375% 5/23/14	232,000	242,913
Discover Financial Services:
3.85% 11/21/22	30,000	28,242
5.2% 4/27/22	93,000	96,077
6.45% 6/12/17	399,000	450,313
Ford Motor Credit Co. LLC:
1.7% 5/9/16	600,000	592,151
2.75% 5/15/15	930,000	945,551
3% 6/12/17	2,500,000	2,516,135
4.25% 9/20/22	620,000	602,814
General Electric Capital Corp.:
1% 1/8/16	727,000	723,227
1.5% 7/12/16	1,200,000	1,203,828
1.6% 11/20/17	1,860,000	1,821,414
1.625% 4/2/18	2,370,000	2,309,205
2.25% 11/9/15	886,000	906,937
2.9% 1/9/17	640,000	661,949
2.95% 5/9/16	255,000	264,971
3.35% 10/17/16	610,000	642,410
6.375% 11/15/67 (g)	1,275,000	1,345,125
HSBC U.S.A., Inc.:
1.625% 1/16/18	543,000	525,931
2.375% 2/13/15	511,000	522,580
Hyundai Capital America:
2.125% 10/2/17 (d)	224,000	218,487
2.875% 8/9/18 (d)	240,000	238,441
		24,045,846
Diversified Financial Services - 4.2%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	236,040
Bank of America Corp.:
1.5% 10/9/15	1,250,000	1,252,365
4.5% 4/1/15	1,230,000	1,289,710
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
5.75% 12/1/17	$ 1,150,000	$ 1,285,261
5.875% 1/5/21	980,000	1,090,567
BP Capital Markets PLC:
2.248% 11/1/16	620,000	633,361
3.125% 10/1/15	60,000	62,788
3.2% 3/11/16	610,000	640,071
3.245% 5/6/22	620,000	589,978
Citigroup, Inc.:
1.25% 1/15/16	1,220,000	1,209,148
1.3% 4/1/16	870,000	861,375
1.7% 7/25/16	500,000	499,641
1.75% 5/1/18	870,000	835,626
3.953% 6/15/16	2,310,000	2,448,247
4.5% 1/14/22	550,000	570,998
4.75% 5/19/15	1,605,000	1,699,817
6.125% 5/15/18	12,000	13,750
JPMorgan Chase & Co.:
3.15% 7/5/16	600,000	626,582
3.25% 9/23/22	640,000	597,894
3.375% 5/1/23	800,000	724,928
3.4% 6/24/15	2,482,000	2,584,601
4.5% 1/24/22	640,000	662,657
5.4% 1/6/42	266,000	281,253
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	300,000	286,518
TECO Finance, Inc.:
4% 3/15/16	171,000	181,103
5.15% 3/15/20	252,000	273,344
		21,437,623
Insurance - 2.9%
Allstate Corp. 3.15% 6/15/23	600,000	576,044
American International Group, Inc.:
3% 3/20/15	1,160,000	1,193,095
4.25% 9/15/14	970,000	1,002,479
4.875% 6/1/22	604,000	643,150
Aon Corp.:
3.5% 9/30/15	911,000	954,501
5% 9/30/20	600,000	652,846
Assurant, Inc. 5.625% 2/15/14	332,000	338,953
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	88,772
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	$ 620,000	$ 620,936
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	259,000	265,475
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	284,000	308,613
5.375% 3/15/17	18,000	19,738
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	599,000	629,197
6.5% 3/15/35 (d)	104,000	113,721
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	361,000	386,429
MetLife, Inc.:
1.756% 12/15/17 (c)	269,000	264,705
4.125% 8/13/42	600,000	529,469
5% 6/15/15	175,000	187,663
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	1,431,000	1,386,337
2.5% 9/29/15 (d)	750,000	774,704
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	48,000	55,005
Pacific LifeCorp 6% 2/10/20 (d)	321,000	358,455
Prudential Financial, Inc.:
4.5% 11/15/20	700,000	746,516
5.4% 6/13/35	68,000	71,225
Symetra Financial Corp. 6.125% 4/1/16 (d)	892,000	955,329
Unum Group:
5.625% 9/15/20	737,000	801,339
7.125% 9/30/16	704,000	803,076
		14,727,772
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	188,617
American Campus Communities Operating Partnership LP 3.75% 4/15/23	600,000	561,674
Boston Properties, Inc. 3.85% 2/1/23	580,000	562,218
BRE Properties, Inc. 5.5% 3/15/17	61,000	66,801
Camden Property Trust 5.375% 12/15/13	326,000	330,044
DDR Corp. 4.625% 7/15/22	200,000	200,229
Developers Diversified Realty Corp.:
4.75% 4/15/18	290,000	310,564
7.5% 4/1/17	389,000	451,338
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.625% 4/15/23	$ 295,000	$ 269,433
3.875% 10/15/22	461,000	431,156
5.4% 8/15/14	498,000	517,399
6.75% 3/15/20	35,000	39,881
8.25% 8/15/19	7,000	8,598
Equity One, Inc.:
3.75% 11/15/22	1,300,000	1,210,580
6% 9/15/17	509,000	563,313
6.25% 1/15/17	74,000	81,737
Federal Realty Investment Trust:
5.9% 4/1/20	5,000	5,662
6.2% 1/15/17	94,000	105,765
Health Care REIT, Inc. 2.25% 3/15/18	250,000	244,840
HRPT Properties Trust:
5.75% 11/1/15	211,000	220,686
6.25% 6/15/17	186,000	196,628
6.65% 1/15/18	95,000	101,785
UDR, Inc. 5.5% 4/1/14	1,107,000	1,134,562
Washington REIT 5.25% 1/15/14	30,000	30,415
		7,833,925
Real Estate Management & Development - 2.4%
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,044,861
4.25% 7/15/22	277,000	266,512
6.125% 4/15/20	6,000	6,632
Brandywine Operating Partnership LP:
3.95% 2/15/23	623,000	582,771
5.7% 5/1/17	369,000	403,803
ERP Operating LP:
4.625% 12/15/21	470,000	490,703
4.75% 7/15/20	446,000	476,688
5.375% 8/1/16	240,000	265,940
5.75% 6/15/17	1,003,000	1,123,356
Liberty Property LP:
4.125% 6/15/22	301,000	294,567
4.75% 10/1/20	1,045,000	1,089,608
5.125% 3/2/15	170,000	178,959
5.5% 12/15/16	260,000	286,327
6.625% 10/1/17	582,000	663,307
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 439,000	$ 428,038
4.5% 4/18/22	185,000	181,137
7.75% 8/15/19	64,000	76,555
Post Apartment Homes LP 3.375% 12/1/22	412,000	377,892
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	189,000	199,412
5.5% 1/15/14 (d)	144,000	146,666
5.7% 4/15/17 (d)	295,000	320,922
Regency Centers LP:
4.95% 4/15/14	92,000	94,122
5.25% 8/1/15	522,000	558,755
5.875% 6/15/17	244,000	269,715
Simon Property Group LP:
2.8% 1/30/17	142,000	145,641
4.2% 2/1/15	234,000	243,168
Tanger Properties LP:
6.125% 6/1/20	606,000	699,605
6.15% 11/15/15	615,000	682,032
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	380,624
		11,978,318
TOTAL FINANCIALS		139,474,876
HEALTH CARE - 2.0%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	505,692
Celgene Corp. 2.45% 10/15/15	56,000	57,528
		563,220
Health Care Providers & Services - 1.2%
Aetna, Inc.:
1.5% 11/15/17	77,000	74,677
2.75% 11/15/22	310,000	282,027
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	298,793
6.3% 8/15/14	546,000	573,727
Express Scripts, Inc. 3.125% 5/15/16	555,000	577,444
McKesson Corp. 0.95% 12/4/15	120,000	119,952
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,141,447
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.:
1.4% 10/15/17	$ 128,000	$ 124,697
2.75% 2/15/23	105,000	96,409
3.875% 10/15/20	759,000	791,903
WellPoint, Inc.:
1.25% 9/10/15	180,000	180,867
1.875% 1/15/18	326,000	318,849
3.125% 5/15/22	620,000	582,715
4.35% 8/15/20	760,000	800,541
		5,964,048
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17	1,062,000	1,045,653
2.9% 11/6/22	620,000	576,277
Novartis Capital Corp. 2.4% 9/21/22	500,000	459,562
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,034,106
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	210,000	206,487
5% 8/15/14	66,000	68,421
Zoetis, Inc.:
1.875% 2/1/18 (d)	96,000	94,071
3.25% 2/1/23 (d)	235,000	220,790
		3,705,367
TOTAL HEALTH CARE		10,232,635
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	53,000	54,482
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	307,438	323,209
6.795% 2/2/20	13,481	14,003
6.9% 7/2/19	106,394	110,915
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	199,775	208,765
8.36% 1/20/19	162,690	174,079
		830,971
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Electrical Equipment - 0.2%
Roper Industries, Inc. 2.05% 10/1/18	$ 840,000	$ 818,662
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
3.2% 6/15/22	620,000	601,072
6% 10/15/17	442,000	508,271
General Electric Co. 2.7% 10/9/22	512,000	476,581
		1,585,924
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	1,300,000	1,216,259
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	600,000	596,316
TOTAL INDUSTRIALS		5,102,614
INFORMATION TECHNOLOGY - 1.2%
Computers & Peripherals - 0.4%
Apple, Inc. 1% 5/3/18	1,730,000	1,650,558
Hewlett-Packard Co. 2.625% 12/9/14	630,000	642,730
		2,293,288
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 6.55% 10/1/17	356,000	406,921
IT Services - 0.1%
The Western Union Co. 2.375% 12/10/15	277,000	281,765
Office Electronics - 0.4%
Xerox Corp. 4.25% 2/15/15	2,064,000	2,152,719
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	1,000,000	1,056,512
TOTAL INFORMATION TECHNOLOGY		6,191,205
MATERIALS - 1.0%
Chemicals - 0.3%
Ecolab, Inc. 1.45% 12/8/17	335,000	325,402
Sherwin-Williams Co. 1.35% 12/15/17	620,000	600,877
The Dow Chemical Co. 4.125% 11/15/21	594,000	602,707
		1,528,986
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	319,000	358,368
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.6%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	$ 459,000	$ 480,635
9.375% 4/8/19 (d)	630,000	781,793
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	630,000	603,389
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	940,000	916,888
Vale Overseas Ltd. 6.25% 1/23/17	403,000	444,721
		3,227,426
TOTAL MATERIALS		5,114,780
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
1.4% 12/1/17	620,000	601,802
2.5% 8/15/15	562,000	578,876
British Telecommunications PLC 1.625% 6/28/16	314,000	315,548
CenturyLink, Inc. 6.15% 9/15/19	592,000	615,680
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	923,000	959,288
France Telecom SA 2.125% 9/16/15	220,000	223,679
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,312,754
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	596,706
2% 11/1/16	1,279,000	1,295,645
3% 4/1/16	621,000	646,408
		7,146,386
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
2.375% 9/8/16	646,000	654,450
3.125% 7/16/22	434,000	390,807
3.625% 3/30/15	600,000	618,985
Vodafone Group PLC 1.5% 2/19/18	600,000	576,383
		2,240,625
TOTAL TELECOMMUNICATION SERVICES		9,387,011
UTILITIES - 4.4%
Electric Utilities - 3.0%
AmerenUE 6.4% 6/15/17	519,000	601,928
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc. 1.65% 12/15/17	$ 827,000	$ 803,311
Commonwealth Edison Co. 4% 8/1/20	600,000	636,067
Duke Capital LLC 5.668% 8/15/14	357,000	371,766
Duke Energy Corp. 1.625% 8/15/17	304,000	300,179
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	48,000	54,907
Edison International 3.75% 9/15/17	431,000	452,235
Exelon Corp. 4.9% 6/15/15	415,000	441,634
FirstEnergy Corp.:
4.25% 3/15/23	600,000	543,765
7.375% 11/15/31	55,000	55,469
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	698,801
Hydro-Quebec 2% 6/30/16	2,500,000	2,565,175
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	489,216
3.75% 11/15/20	2,000	2,010
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,851,704
6.5% 8/1/18	273,000	325,091
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	1,040,000	1,047,121
Northeast Utilities:
1.45% 5/1/18	153,000	147,238
2.8% 5/1/23	693,000	635,907
Pacific Gas & Electric Co.:
3.25% 9/15/21	95,000	93,034
3.25% 6/15/23	550,000	521,644
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	128,978
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	467,706
PPL Capital Funding, Inc. 4.2% 6/15/22	700,000	703,622
Progress Energy, Inc. 4.4% 1/15/21	732,000	771,074
Tampa Electric Co.:
4.1% 6/15/42	108,000	99,618
5.4% 5/15/21	238,000	272,953
Wisconsin Electric Power Co. 2.95% 9/15/21	110,000	108,693
		15,190,846
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	188,000	194,968
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 5.35% 1/15/14	$ 231,000	$ 234,958
PSEG Power LLC 2.75% 9/15/16	148,000	153,209
		388,167
Multi-Utilities - 1.3%
Ameren Illinois Co. 6.125% 11/15/17	62,000	71,274
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	738,804
Dominion Resources, Inc.:
2.5756% 9/30/66 (g)	651,000	606,352
7.5% 6/30/66 (g)	567,000	612,360
National Grid PLC 6.3% 8/1/16	248,000	280,464
NiSource Finance Corp.:
3.85% 2/15/23	700,000	676,887
5.25% 9/15/17	402,000	445,284
5.4% 7/15/14	234,000	243,063
5.45% 9/15/20	43,000	47,260
6.4% 3/15/18	230,000	265,216
San Diego Gas & Electric Co. 3% 8/15/21	600,000	596,700
Sempra Energy:
2.3% 4/1/17	1,435,000	1,450,871
2.875% 10/1/22	256,000	235,951
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	454,000	471,025
		6,741,511
TOTAL UTILITIES		22,515,492
TOTAL NONCONVERTIBLE BONDS (Cost $251,591,849)		260,334,871
U.S. Government and Government Agency Obligations - 23.9%

U.S. Government Agency Obligations - 2.7%
Fannie Mae:
0.625% 8/26/16	3,637,000	3,607,155
0.875% 2/8/18	1,060,000	1,025,642
0.875% 5/21/18	2,221,000	2,130,585
1.875% 9/18/18	1,665,000	1,662,133
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
0.75% 1/12/18	$ 2,211,000	$ 2,132,100
1% 9/29/17	3,158,000	3,100,193
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		13,657,808
U.S. Treasury Obligations - 21.0%
U.S. Treasury Notes:
0.75% 6/30/17	10,220,000	10,047,538
0.875% 4/30/17	25,246,000	25,023,124
0.875% 1/31/18	3,412,000	3,329,900
0.875% 7/31/19	21,403,000	20,118,820
1% 5/31/18	4,800,000	4,678,877
1.375% 7/31/18	716,000	708,168
1.5% 8/31/18	2,200,000	2,186,250
1.875% 9/30/17 (f)	9,226,000	9,438,632
2% 2/15/23	6,395,000	5,997,813
2.125% 8/31/20 (e)	25,138,000	24,941,622
TOTAL U.S. TREASURY OBLIGATIONS		106,470,744
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	863,209
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $123,541,324)		120,991,761
U.S. Government Agency - Mortgage Securities - 4.6%

Fannie Mae - 2.9%
1.975% 10/1/33 (g)	45,884	47,653
1.983% 2/1/33 (g)	29,757	30,879
2.023% 7/1/35 (g)	12,599	13,018
2.031% 12/1/34 (g)	34,980	36,377
2.035% 3/1/35 (g)	28,393	29,593
2.053% 10/1/33 (g)	18,545	19,289
2.175% 3/1/35 (g)	5,314	5,476
2.303% 6/1/36 (g)	33,316	35,430
2.315% 10/1/35 (g)	30,368	31,786
2.332% 3/1/35 (g)	19,080	20,038
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.371% 12/1/33 (g)	$ 1,074,649	$ 1,135,775
2.378% 7/1/34 (g)	20,848	21,919
2.391% 7/1/35 (g)	116,913	123,698
2.528% 10/1/33 (g)	40,961	43,419
2.593% 11/1/36 (g)	228,302	243,512
2.613% 5/1/35 (g)	82,123	87,686
2.639% 7/1/35 (g)	169,748	179,096
2.753% 7/1/37 (g)	46,486	49,048
2.866% 4/1/35 (g)	590,061	627,972
3.193% 1/1/40 (g)	276,926	290,462
3.485% 3/1/40 (g)	199,651	210,152
3.5% 12/1/25 to 1/1/26	6,050,101	6,319,911
3.517% 12/1/39 (g)	90,479	95,993
3.607% 3/1/40 (g)	276,286	292,114
4% 8/1/18	284,025	299,591
4.5% 6/1/19 to 3/1/35	330,263	349,786
5.5% 11/1/34	1,621,894	1,767,172
6% 5/1/16 to 4/1/17	94,634	99,514
6.5% 12/1/13 to 8/1/36	1,074,202	1,187,538
7% 9/1/18 to 6/1/33	468,197	540,093
7.5% 8/1/17 to 3/1/28	166,496	193,684
8.5% 5/1/21 to 9/1/25	29,621	34,549
9.5% 2/1/25	916	1,020
10.5% 8/1/20	8,905	10,286
12.5% 12/1/13 to 4/1/15	1,864	1,964
TOTAL FANNIE MAE		14,475,493
Freddie Mac - 1.4%
2.153% 4/1/35 (g)	348,430	365,887
2.459% 1/1/35 (g)	59,495	63,016
3% 8/1/21	788,075	811,963
3.023% 3/1/33 (g)	3,550	3,725
3.126% 10/1/35 (g)	44,318	47,338
3.5% 1/1/26	381,408	398,646
3.562% 4/1/40 (g)	203,436	212,486
3.591% 2/1/40 (g)	355,002	375,024
3.601% 4/1/40 (g)	159,127	166,581
4.5% 8/1/18	564,052	594,392
5% 3/1/19	974,889	1,034,991
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.5% 3/1/34 to 7/1/35	$ 2,709,611	$ 2,942,949
8.5% 9/1/24 to 8/1/27	37,345	44,359
TOTAL FREDDIE MAC		7,061,357
Ginnie Mae - 0.3%
4% 10/15/24 to 6/15/25	1,386,805	1,466,134
7% 7/15/28 to 11/15/28	121,073	140,016
7.5% 2/15/28 to 10/15/28	3,928	4,628
8% 6/15/24	137	158
8.5% 10/15/21	31,601	36,271
11% 7/20/19 to 8/20/19	2,148	2,436
TOTAL GINNIE MAE		1,649,643
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,777,696)		23,186,493
Asset-Backed Securities - 4.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (g)	56,669	51,015
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (g)	46,177	43,116
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (g)	1,873	1,866
Ally Auto Receivables Trust Series 2012-SN1 Class A3, 0.57% 8/20/15	860,000	859,689
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17	1,260,000	1,269,427
Series 2012-2 Class A, 0.6841% 3/15/16 (g)	700,000	700,540
Series 2012-3 Class A2, 1.21% 6/15/17	1,250,000	1,253,290
Series 2012-5 Class A, 1.54% 9/15/19	1,500,000	1,472,830
AmeriCredit Auto Receivables Trust:
Series 2011-1 Class A3, 1.39% 9/8/15	96,768	96,827
Series 2011-2 Class A3, 1.61% 10/8/15	250,495	250,750
Series 2011-3 Class A3, 1.17% 1/8/16	183,978	184,206
Series 2011-5 Class A2, 1.19% 8/8/15	29,491	29,500
Series 2012-2 Class A3, 1.05% 10/11/16	380,000	380,858
Series 2012-5 Class A3, 0.62% 6/8/17	920,000	917,432
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (g)	7,453	6,769
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2004-R2 Class M3, 1.0091% 4/25/34 (g)	$ 11,067	$ 6,672
Series 2005-R2 Class M1, 0.6341% 4/25/35 (g)	129,363	127,281
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (g)	4,092	3,814
Series 2004-W11 Class M2, 1.2341% 11/25/34 (g)	63,962	58,154
Series 2004-W7 Class M1, 1.0091% 5/25/34 (g)	185,706	172,658
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (g)	141,678	50,882
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0091% 4/25/34 (g)	180,977	170,928
Series 2006-HE2 Class M1, 0.5541% 3/25/36 (g)	4,395	68
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3091% 2/25/35 (g)	427,000	319,772
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.591% 9/15/17 (d)(g)	1,900,000	1,899,910
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (d)(g)	24,802	20,803
Class C, 1.2841% 7/20/39 (d)(g)	38,684	1,692
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (g)	205,465	118,394
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.44% 3/25/32 (MGIC Investment Corp. Insured) (g)	9,741	4,708
Series 2004-3 Class M4, 1.6391% 4/25/34 (g)	11,926	9,002
Series 2004-4 Class M2, 0.9791% 6/25/34 (g)	46,993	43,256
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	580,867	583,101
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (g)	4,436	4,029
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (g)	33,155	25,285
Ford Credit Auto Lease Trust Series 2012-A Class A3, 0.85% 1/15/15	400,000	400,558
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	1,310,000	1,321,799
Series 2012-4 Class A1, 0.74% 9/15/16	1,470,000	1,471,488
Series 2013-1 Class A1, 0.85% 1/15/18	1,320,000	1,315,490
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9191% 1/25/35 (g)	81,136	62,603
Class M4, 1.2041% 1/25/35 (g)	41,438	9,462
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (d)(g)	335,000	261,535
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (d)(g)	$ 8,660	$ 8,177
Series 2006-2A:
Class A, 0.3641% 11/15/34 (d)(g)	173,414	156,678
Class B, 0.4641% 11/15/34 (d)(g)	62,920	53,040
Class C, 0.5641% 11/15/34 (d)(g)	103,844	74,594
Class D, 0.9341% 11/15/34 (d)(g)	39,389	24,604
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	1,190,000	1,195,911
Series 2012-5 Class A, 0.95% 6/15/18	1,560,000	1,564,853
GSAMP Trust Series 2004-AR1 Class B4, 2.4259% 6/25/34 (c)(d)	54,683	4,133
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (d)(g)	140,842	140,138
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (g)	42,569	41,039
Series 2003-3 Class M1, 1.4741% 8/25/33 (g)	51,066	46,643
Series 2003-5 Class A2, 0.8841% 12/25/33 (g)	2,817	2,527
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (g)	141,116	66,315
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	960,000	958,062
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	260,000	262,510
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4841% 7/25/36 (g)	25,000	1,276
Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (g)	176,698	171,811
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (g)	32,474	31,813
Series 2006-A Class 2C, 1.4261% 3/27/42 (g)	392,000	59,279
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (g)	61,957	1,183
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	1,600,000	1,590,638
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (g)	18,293	14,690
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (g)	61,301	52,988
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (g)	70,734	68,108
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (g)	260,929	241,087
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (g)	4,895	4,799
Series 2004-NC8 Class M6, 2.0591% 9/25/34 (g)	73,689	47,673
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (g)	$ 45,571	$ 42,458
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (g)	47,458	19,231
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (g)	162,650	138,295
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (b)(d)(g)	64,000	0
Series 2006-1A Class A, 1.5841% 3/20/11 (b)(d)(g)	134,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (g)	60,741	51,020
Class M4, 1.6341% 9/25/34 (g)	77,891	23,466
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (g)	126,217	107,367
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (g)	582	541
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	29,862	29,872
Series 2012-1 Class A2, 1.25% 4/15/15	97,043	97,135
Series 2012-3 Class A3, 1.08% 4/15/16	420,000	420,885
Series 2012-4 Class A3, 1.04% 8/15/16	500,000	501,707
Series 2013-4 Class B, 2.16% 1/15/20	280,000	279,976
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (g)	124,652	113,697
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (g)	131,455	100,084
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (g)	6,103	4,206
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	38,795	38,856
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (g)	2,472	2,330
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (d)(g)	315,693	9,471
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (d)(g)	203,978	180,521
TOTAL ASSET-BACKED SECURITIES (Cost $24,040,775)		25,027,146
Collateralized Mortgage Obligations - 3.8%
	Principal Amount	Value
Private Sponsor - 1.1%
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4444% 8/28/47 (d)(g)	$ 159,227	$ 158,645
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	36,890	36,897
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2841% 12/20/54 (g)	25,291	22,180
Series 2006-1A:
Class A5, 0.3241% 12/20/54 (d)(g)	1,103,329	1,083,028
Class C2, 1.3841% 12/20/54 (d)(g)	578,000	506,906
Series 2006-2 Class C1, 1.1241% 12/20/54 (g)	463,000	406,051
Series 2006-3 Class C2, 1.1841% 12/20/54 (g)	128,000	112,256
Series 2006-4:
Class B1, 0.3641% 12/20/54 (g)	521,000	481,144
Class C1, 0.9441% 12/20/54 (g)	319,000	279,763
Class M1, 0.5241% 12/20/54 (g)	137,000	123,643
Series 2007-1:
Class 1C1, 0.7841% 12/20/54 (g)	258,000	226,266
Class 1M1, 0.4841% 12/20/54 (g)	172,000	155,230
Class 2C1, 1.0441% 12/20/54 (g)	117,000	102,609
Class 2M1, 0.6841% 12/20/54 (g)	222,000	200,355
Series 2007-2 Class 2C1, 1.0441% 12/17/54 (g)	308,000	270,116
Granite Mortgages Series 2003-2 Class 1A3, 0.7662% 7/20/43 (g)	220,892	217,261
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7162% 1/20/44 (g)	36,767	35,080
Series 2004-1 Class 2A1, 0.5923% 3/20/44 (g)	1,019,750	1,002,983
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (g)	51,019	38,029
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (g)	104,012	88,945
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (d)(g)	89,074	82,163
Class B6, 3.035% 7/10/35 (d)(g)	148,184	138,343
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (d)(g)	3,291	3,256
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (g)	3,381	3,168
TOTAL PRIVATE SPONSOR		5,774,317
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 2.7%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	$ 782,254	$ 836,469
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	23,387	24,764
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	76,397	80,177
Series 2004-86 Class KC, 4.5% 5/25/19	32,703	33,304
Series 2010-123 Class DL, 3.5% 11/25/25	246,267	256,726
Series 2010-143 Class B, 3.5% 12/25/25	383,314	402,379
Series 2013-16 Class GP, 3% 3/25/33	3,000,000	3,073,948
Series 2013-40 Class PV, 2% 1/25/26	902,494	910,889
Freddie Mac:
floater Series 3346 Class FA, 0.4141% 2/15/19 (g)	326,032	326,249
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	83,104	87,680
Series 2363 Class PF, 6% 9/15/16	99,741	104,639
Series 3820 Class DA, 4% 11/15/35	460,120	486,921
Series 4176 Class BA, 3% 2/15/33	603,328	618,170
Series 3777 Class AC, 3.5% 12/15/25	898,746	930,440
Series 3949 Class MK, 4.5% 10/15/34	340,000	360,657
Series 4181 Class LA, 3% 3/15/37	833,571	844,375
Series 4221-CLS Class GA, 1.4% 7/15/23	1,539,946	1,532,749
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2012-149 Class MF, 0.4341% 12/20/42 (g)	1,558,777	1,554,815
Series 2012-97 Class JF, 0.4419% 8/16/42 (g)	725,131	728,810
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	215,022	218,896
TOTAL U.S. GOVERNMENT AGENCY		13,413,057
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,795,887)		19,187,374
Commercial Mortgage Securities - 7.9%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (d)	822,518	861,749
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (g)(i)	85,224	2,555
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	$ 46,819	$ 46,876
Series 2006-2 Class AAB, 5.7116% 5/10/45 (g)	121,075	125,287
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	440,877
Series 2007-4 Class A3, 5.8103% 2/10/51 (g)	131,806	135,966
Series 2006-4 Class A1A, 5.617% 7/10/46 (g)	872,230	958,429
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	13,818
Series 2007-3 Class A3, 5.5595% 6/10/49 (g)	361,000	362,027
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3341% 8/15/29 (d)(g)	1,080,000	1,081,548
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (d)(g)	5,611	4,094
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (d)(g)	125,048	102,664
Class B1, 1.5841% 1/25/36 (d)(g)	10,806	2,292
Class M1, 0.6341% 1/25/36 (d)(g)	40,338	22,468
Class M2, 0.6541% 1/25/36 (d)(g)	12,102	6,353
Class M3, 0.6841% 1/25/36 (d)(g)	17,673	9,091
Class M4, 0.7941% 1/25/36 (d)(g)	9,774	4,737
Class M5, 0.8341% 1/25/36 (d)(g)	9,774	3,450
Class M6, 0.8841% 1/25/36 (d)(g)	10,381	3,114
Series 2006-3A Class M4, 0.6141% 10/25/36 (d)(g)	11,802	1,788
Series 2007-1 Class A2, 0.4541% 3/25/37 (d)(g)	85,334	55,755
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (d)(g)	83,231	64,207
Class A2, 0.5041% 7/25/37 (d)(g)	77,813	39,053
Class M1, 0.5541% 7/25/37 (d)(g)	27,325	7,512
Class M2, 0.5941% 7/25/37 (d)(g)	14,762	2,520
Class M3, 0.6741% 7/25/37 (d)(g)	14,892	1,498
Class M4, 0.8341% 7/25/37 (d)(g)	30,354	1,157
Class M5, 0.9341% 7/25/37 (d)(g)	9,029	289
Series 2007-3:
Class A2, 0.4741% 7/25/37 (d)(g)	75,156	46,948
Class M1, 0.4941% 7/25/37 (d)(g)	16,672	7,888
Class M2, 0.5241% 7/25/37 (d)(g)	17,887	5,208
Class M3, 0.5541% 7/25/37 (d)(g)	27,594	6,363
Class M4, 0.6841% 7/25/37 (d)(g)	43,661	8,852
Class M5, 0.7841% 7/25/37 (d)(g)	22,695	3,266
Class M6, 0.9841% 7/25/37 (d)(g)	14,961	1,818
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (d)(g)	$ 32,431	$ 3,016
Class M2, 1.2341% 9/25/37 (d)(g)	32,431	2,496
Class M4, 1.7841% 9/25/37 (d)(g)	34,425	1,682
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(g)(i)	786,617	55,063
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (d)(g)	76,569	72,745
Class E, 0.4841% 3/15/22 (d)(g)	394,020	366,464
Class F, 0.5341% 3/15/22 (d)(g)	241,475	219,759
Class G, 0.5841% 3/15/22 (d)(g)	62,931	56,013
Class H, 0.7341% 3/15/22 (d)(g)	76,569	66,429
Class J, 0.8841% 3/15/22 (d)(g)	76,569	64,707
sequential payer Series 2006-T22 Class A1A, 5.5802% 4/12/38 (g)	912,061	996,536
Series 2006-PW12 Class A1A, 5.7076% 9/11/38 (g)	713,411	785,542
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (d)(g)(i)	2,038,198	3,500
Series 2006-T24 Class X2, 0.4448% 10/12/41 (d)(g)(i)	367,020	157
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (d)(g)(i)	13,976,215	92,928
Series 2007-T28 Class X2, 0.1575% 9/11/42 (d)(g)(i)	7,618,124	26,130
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (d)(g)	62,238	58,198
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	899,244	1,008,776
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	258,857
Class XCL, 1.198% 5/15/35 (d)(g)(i)	605,685	9,733
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	423,982	419,624
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD2 Class A1B, 5.3048% 1/15/46 (g)	1,354,700	1,461,043
Series 2007-CD4 Class A3, 5.293% 12/11/49	210,000	214,481
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	38,868
Series 2007-C2 Class B, 5.617% 4/15/47 (g)	241,000	176,961
COMM Mortgage Trust Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,119,678
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM Mortgage Trust pass-thru certificates sequential payer Series 2006-C7 Class A1A, 5.7361% 6/10/46 (g)	$ 721,688	$ 793,564
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (d)(g)	14,447	13,869
Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (d)(g)	99,408	98,066
sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	790,000	866,912
Series 2006-C8 Class XP, 0.4666% 12/10/46 (g)(i)	1,735,603	2,345
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	2,720,000	2,760,400
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	432,000	473,484
Series 2007-C3 Class A4, 5.6829% 6/15/39 (g)	83,806	91,591
Series 2006-C5 Class ASP, 0.6595% 12/15/39 (g)(i)	1,217,736	2,180
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (d)(g)	771,000	697,147
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	69,290	69,530
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (g)(i)	45,286	45
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (d)(g)(i)	69,779	39
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (d)(g)	82,000	81,104
Class C:
0.3541% 2/15/22 (d)(g)	212,546	209,032
0.4541% 2/15/22 (d)(g)	75,912	73,565
Class F, 0.5041% 2/15/22 (d)(g)	151,805	146,033
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (g)(i)	2,662,153	5,058
Class B, 5.487% 2/15/40 (d)(g)	330,000	48,408
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9859% 12/5/31 (d)(g)	480,000	479,559
Class A2FL, 0.8859% 12/5/31 (d)(g)	630,000	625,386
Freddie Mac:
Multi-family pass-thru certificates sequential payer Series K017 Class A1, 1.891% 12/25/20	1,265,961	1,260,631
Commercial Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac: - continued
Series K707 Class A1, 1.615% 9/25/18	$ 798,791	$ 803,022
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,248,363
Series 2001-1 Class X1, 2.0442% 5/15/33 (d)(g)(i)	98,491	1,273
Series 2006-C1 Class A1A, 5.292% 3/10/44 (g)	486,779	527,785
Series 2007-C1 Class XP, 0.1582% 12/10/49 (g)(i)	2,549,315	3,095
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (d)(g)	81,000	79,726
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,196,484
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (d)(g)(i)	3,327,590	11,197
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(g)	82,723	82,774
Class C, 2.0056% 3/6/20 (d)(g)	806,000	808,063
Class D, 2.2018% 3/6/20 (d)(g)	467,000	468,221
Class F, 2.6334% 3/6/20 (d)(g)	19,000	19,035
Class G, 2.7903% 3/6/20 (d)(g)	10,000	10,022
Class H, 3.3004% 3/6/20 (d)(g)	7,000	7,031
Class J, 4.0852% 3/6/20 (d)(g)	11,000	11,029
Series 2006-GG6 Class A1A, 5.556% 4/10/38 (g)	436,521	473,595
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (d)	150,000	150,370
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8:
Class A1A, 5.547% 11/10/39	309,783	339,995
Class A2, 5.479% 11/10/39	9,045	9,065
Series 2007-GG10 Class A2, 5.778% 8/10/45	43,532	43,973
Series 2012-GC6 Class A1, 1.282% 1/10/45	161,294	161,568
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(g)	169,405	169,185
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	43,198	43,342
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3541% 11/15/18 (d)(g)	104,750	102,444
Class C, 0.3941% 11/15/18 (d)(g)	74,630	72,583
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2: - continued
Class D, 0.4141% 11/15/18 (d)(g)	$ 20,159	$ 19,203
Class E, 0.4641% 11/15/18 (d)(g)	29,456	28,015
Class F, 0.5141% 11/15/18 (d)(g)	44,014	41,750
Class G, 0.5441% 11/15/18 (d)(g)	38,259	36,196
Class H, 0.6841% 11/15/18 (d)(g)	29,463	27,579
sequential payer:
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (g)	255,520	261,595
Class A4, 5.8137% 6/15/49 (g)	29,781	33,172
Series 2007-LDPX Class A3, 5.42% 1/15/49	594,000	653,153
Series 2006-CB17 Class A3, 5.45% 12/12/43	17,926	17,900
Series 2006-LDP7 Class A1A, 5.8629% 4/15/45 (g)	1,028,542	1,134,298
Series 2007-CB19:
Class B, 5.711% 2/12/49 (g)	18,000	6,937
Class C, 5.711% 2/12/49 (g)	48,000	9,832
Class D, 5.711% 2/12/49 (g)	51,000	5,735
Series 2007-LDP10 Class ES, 5.5357% 1/15/49 (d)(g)	112,000	1,369
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	638,079	662,282
Series 2006-C1 Class A2, 5.084% 2/15/31	148	148
Series 2006-C7 Class A2, 5.3% 11/15/38	111,692	116,762
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	30,797
Series 2007-C2 Class A3, 5.43% 2/15/40	86,349	94,565
Series 2006-C6 Class XCP, 0.673% 9/15/39 (g)(i)	829,285	217
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (g)(i)	294,851	564
Series 2007-C7 Class XCP, 0.2714% 9/15/45 (g)(i)	13,096,968	50,227
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (d)(g)	69,510	68,799
Class E, 0.4741% 9/15/21 (d)(g)	249,861	244,805
Class F, 0.5241% 9/15/21 (d)(g)	97,418	94,472
Class G, 0.5441% 9/15/21 (d)(g)	192,585	184,837
Class H, 0.5841% 9/15/21 (d)(g)	49,497	46,515
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.282% 11/12/37 (g)	234,317	250,955
Series 2005-LC1 Class F, 5.4193% 1/12/44 (d)(g)	188,000	165,410
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (g)	11,106	11,086
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	$ 117,610	$ 121,532
Series 2007-5 Class A4, 5.378% 8/12/48	9,000	9,847
Series 2006-4 Class XP, 0.6175% 12/12/49 (g)(i)	2,880,767	23,810
Series 2007-6 Class B, 5.635% 3/12/51 (g)	216,000	47,313
Series 2007-7 Class B, 5.7364% 6/12/50 (g)	19,000	1,280
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (d)(g)	40,774	30,580
Series 2007-XLFA:
Class A2, 0.284% 10/15/20 (d)(g)	235,744	234,082
Class C, 0.344% 10/15/20 (d)(g)	124,000	120,902
Class D, 0.374% 10/15/20 (d)(g)	76,067	73,216
Class E, 0.434% 10/15/20 (d)(g)	95,138	89,669
Class F, 0.484% 10/15/20 (d)(g)	57,094	53,241
Class G, 0.524% 10/15/20 (d)(g)	70,577	65,109
Class H, 0.614% 10/15/20 (d)(g)	44,426	38,763
Class J, 0.764% 10/15/20 (d)(g)	25,649	9,811
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (g)	585,758	639,620
Series 2006-T23 Class A3, 5.8075% 8/12/41 (g)	110,000	110,072
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	4,759	4,756
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	80,929	87,670
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	527,657
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (d)(g)	173,620	159,731
Class G, 0.5441% 9/15/21 (d)(g)	202,788	186,565
Class J, 0.7841% 9/15/21 (d)(g)	45,086	38,323
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (d)(g)	526,588	469,852
Class LXR1, 0.8841% 6/15/20 (d)(g)	26,291	22,873
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	573,240	578,551
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	254,514
Series 2007-C32 Class A3, 5.7482% 6/15/49 (g)	367,000	410,010
Series 2007-C33 Class A5, 5.9241% 2/15/51 (g)	143,000	161,156
Series 2005-C22 Class F, 5.3802% 12/15/44 (d)(g)	360,000	108,130
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C23 Class A1A, 5.422% 1/15/45 (g)	$ 887,933	$ 957,295
Series 2006-C24 Class A1A, 5.557% 3/15/45 (g)	529,401	572,408
Series 2007-C30 Class XP, 0.4764% 12/15/43 (d)(g)(i)	1,748,560	4,273
Series 2007-C31 Class C, 5.6796% 4/15/47 (g)	59,000	41,070
Series 2007-C31A Class A2, 5.421% 4/15/47	440,246	440,841
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,246,812
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $36,653,508)		39,902,600
Municipal Securities - 0.6%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,539,255
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	1,575,000	1,690,526
TOTAL MUNICIPAL SECURITIES (Cost $3,298,917)		3,229,781
Foreign Government and Government Agency Obligations - 0.9%

Brazilian Federative Republic 4.875% 1/22/21	500,000	523,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,350,053
Ontario Province 1% 7/22/16	3,000,000	2,991,090
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,841,243)		4,864,143
Bank Notes - 0.1%

Fifth Third Bank 4.75% 2/1/15 (Cost $314,316)	308,000	322,891
Fixed-Income Funds - 1.1%
	Shares
Fidelity Specialized High Income Central Fund (h) (Cost $5,267,538)	52,471	5,438,117
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $2,419,557)	2,419,557	$ 2,419,557
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $491,542,610)		504,904,734
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,120,547
NET ASSETS - 100%		$ 507,025,281
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 72,063	$ (46,423)	$ 0	$ (46,423)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,681,693 or 9.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $115,604.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,721
Fidelity Specialized High Income Central Fund	305,621
Total	$ 310,342
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,199,627	$ 305,621	$ -	$ 5,438,117	1.4%
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 260,334,871	$ -	$ 260,334,871	$ -
U.S. Government and Government Agency Obligations	120,991,761	-	120,991,761	-
U.S. Government Agency - Mortgage Securities	23,186,493	-	23,186,493	-
Asset-Backed Securities	25,027,146	-	24,408,957	618,189
Collateralized Mortgage Obligations	19,187,374	-	18,966,868	220,506
Commercial Mortgage Securities	39,902,600	-	39,849,147	53,453
Municipal Securities	3,229,781	-	3,229,781	-
Foreign Government and Government Agency Obligations	4,864,143	-	4,864,143	-
Bank Notes	322,891	-	322,891	-
Fixed-Income Funds	5,438,117	5,438,117	-	-
Money Market Funds	2,419,557	2,419,557	-	-
Total Investments in Securities:	$ 504,904,734	$ 7,857,674	$ 496,154,912	$ 892,148
Derivative Instruments:
Liabilities
Swaps	$ (46,423)	$ -	$ (46,423)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (46,423)
Total Value of Derivatives	$ -	$ (46,423)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.6%
United Kingdom	3.0%
Canada	3.0%
Netherlands	1.2%
Others (Individually Less Than 1%)	4.2%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $483,855,515)	$ 497,047,060
Fidelity Central Funds (cost $7,687,095)	7,857,674
Total Investments (cost $491,542,610)		$ 504,904,734
Cash		692
Receivable for investments sold Regular delivery		20,952,491
Delayed delivery		6,484,143
Receivable for swaps		297
Receivable for fund shares sold		373,933
Interest receivable		3,220,045
Distributions receivable from Fidelity Central Funds		145
Other receivables		91,566
Total assets		536,028,046

Liabilities
Payable for investments purchased Regular delivery	$ 20,704,195
Delayed delivery	6,424,750
Payable for fund shares redeemed	1,194,141
Distributions payable	79,812
Bi-lateral OTC swaps, at value	46,423
Accrued management fee	133,893
Distribution and service plan fees payable	124,527
Other affiliated payables	94,593
Other payables and accrued expenses	200,431
Total liabilities		29,002,765

Net Assets		$ 507,025,281
Net Assets consist of:
Paid in capital		$ 523,335,862
Undistributed net investment income		2,214,581
Accumulated undistributed net realized gain (loss) on investments		(31,840,863)
Net unrealized appreciation (depreciation) on investments		13,315,701
Net Assets		$ 507,025,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($155,980,027 ÷ 13,763,121 shares)	$ 11.33

Maximum offering price per share (100/97.25 of $11.33)	$ 11.65
Class T: Net Asset Value and redemption price per share ($210,150,029 ÷ 18,531,883 shares)	$ 11.34

Maximum offering price per share (100/97.25 of $11.34)	$ 11.66
Class B: Net Asset Value and offering price per share ($2,955,679 ÷ 261,110 shares)A	$ 11.32

Class C: Net Asset Value and offering price per share ($53,096,346 ÷ 4,695,491 shares)A	$ 11.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($84,843,200 ÷ 7,466,363 shares)	$ 11.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2013

Investment Income
Dividends		$ 887
Interest		16,752,363
Income from Fidelity Central Funds		310,342
Total income		17,063,592

Expenses
Management fee	$ 1,838,727
Transfer agent fees	1,017,899
Distribution and service plan fees	1,720,797
Accounting and security lending fees	234,123
Custodian fees and expenses	26,336
Independent trustees' compensation	2,362
Registration fees	81,727
Audit	101,440
Legal	2,955
Miscellaneous	5,509
Total expenses before reductions	5,031,875
Expense reductions	(212)	5,031,663
Net investment income (loss)		12,031,929
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,485,940
Swaps	3,278
Total net realized gain (loss)		2,489,218
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,801,314)
Swaps	(9,440)
Total change in net unrealized appreciation (depreciation)		(20,810,754)
Net gain (loss)		(18,321,536)
Net increase (decrease) in net assets resulting from operations		$ (6,289,607)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,031,929	$ 15,610,469
Net realized gain (loss)	2,489,218	15,589,917
Change in net unrealized appreciation (depreciation)	(20,810,754)	(3,611,564)
Net increase (decrease) in net assets resulting from operations	(6,289,607)	27,588,822
Distributions to shareholders from net investment income	(10,838,601)	(14,195,791)
Share transactions - net increase (decrease)	(105,901,504)	(5,031,239)
Total increase (decrease) in net assets	(123,029,712)	8,361,792

Net Assets
Beginning of period	630,054,993	621,693,201
End of period (including undistributed net investment income of $2,214,581 and undistributed net investment income of $2,281,939, respectively)	$ 507,025,281	$ 630,054,993

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 11.45	$ 11.28	$ 10.48	$ 10.31
Income from Investment Operations
Net investment income (loss) C	.243	.289	.344	.416	.435
Net realized and unrealized gain (loss)	(.384)	.215	.163	.793	.149
Total from investment operations	(.141)	.504	.507	1.209	.584
Distributions from net investment income	(.219)	(.264)	(.322)	(.372)	(.414)
Distributions from net realized gain	-	-	(.015)	(.037)	-
Total distributions	(.219)	(.264)	(.337)	(.409)	(.414)
Net asset value, end of period	$ 11.33	$ 11.69	$ 11.45	$ 11.28	$ 10.48
Total Return A, B	(1.24)%	4.46%	4.59%	11.77%	6.05%
Ratios to Average Net Assets D, F
Expenses before reductions	.82%	.83%	.83%	.85%	.87%
Expenses net of fee waivers, if any	.82%	.83%	.83%	.85%	.87%
Expenses net of all reductions	.82%	.83%	.83%	.85%	.87%
Net investment income (loss)	2.09%	2.52%	3.06%	3.84%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,980	$ 192,761	$ 187,442	$ 211,123	$ 195,407
Portfolio turnover rate E	112%	129%	108% G	107% G	73% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 11.45	$ 11.29	$ 10.48	$ 10.32
Income from Investment Operations
Net investment income (loss) C	.246	.292	.348	.420	.440
Net realized and unrealized gain (loss)	(.384)	.225	.153	.803	.139
Total from investment operations	(.138)	.517	.501	1.223	.579
Distributions from net investment income	(.222)	(.267)	(.326)	(.376)	(.419)
Distributions from net realized gain	-	-	(.015)	(.037)	-
Total distributions	(.222)	(.267)	(.341)	(.413)	(.419)
Net asset value, end of period	$ 11.34	$ 11.70	$ 11.45	$ 11.29	$ 10.48
Total Return A, B	(1.21)%	4.57%	4.53%	11.90%	6.00%
Ratios to Average Net Assets D, F
Expenses before reductions	.80%	.80%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.80%	.80%	.80%	.81%	.82%
Expenses net of all reductions	.80%	.80%	.80%	.81%	.82%
Net investment income (loss)	2.11%	2.54%	3.09%	3.87%	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 210,150	$ 265,426	$ 274,215	$ 314,110	$ 290,428
Portfolio turnover rate E	112%	129%	108% G	107% G	73% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 11.43	$ 11.27	$ 10.47	$ 10.30
Income from Investment Operations
Net investment income (loss) C	.159	.206	.264	.339	.369
Net realized and unrealized gain (loss)	(.384)	.225	.154	.794	.150
Total from investment operations	(.225)	.431	.418	1.133	.519
Distributions from net investment income	(.135)	(.181)	(.243)	(.296)	(.349)
Distributions from net realized gain	-	-	(.015)	(.037)	-
Total distributions	(.135)	(.181)	(.258)	(.333)	(.349)
Net asset value, end of period	$ 11.32	$ 11.68	$ 11.43	$ 11.27	$ 10.47
Total Return A, B	(1.95)%	3.81%	3.77%	11.00%	5.35%
Ratios to Average Net Assets D, F
Expenses before reductions	1.55%	1.55%	1.55%	1.55%	1.54%
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.55%	1.54%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.55%	1.54%
Net investment income (loss)	1.36%	1.79%	2.35%	3.13%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,956	$ 5,209	$ 7,018	$ 10,941	$ 11,753
Portfolio turnover rate E	112%	129%	108% G	107% G	73% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.42	$ 11.26	$ 10.46	$ 10.29
Income from Investment Operations
Net investment income (loss) C	.155	.204	.262	.338	.364
Net realized and unrealized gain (loss)	(.384)	.225	.154	.794	.150
Total from investment operations	(.229)	.429	.416	1.132	.514
Distributions from net investment income	(.131)	(.179)	(.241)	(.295)	(.344)
Distributions from net realized gain	-	-	(.015)	(.037)	-
Total distributions	(.131)	(.179)	(.256)	(.332)	(.344)
Net asset value, end of period	$ 11.31	$ 11.67	$ 11.42	$ 11.26	$ 10.46
Total Return A, B	(1.98)%	3.79%	3.76%	11.00%	5.31%
Ratios to Average Net Assets D, F
Expenses before reductions	1.58%	1.57%	1.56%	1.56%	1.59%
Expenses net of fee waivers, if any	1.58%	1.57%	1.56%	1.56%	1.59%
Expenses net of all reductions	1.58%	1.57%	1.56%	1.56%	1.59%
Net investment income (loss)	1.34%	1.78%	2.33%	3.12%	3.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,096	$ 65,425	$ 63,435	$ 80,043	$ 63,750
Portfolio turnover rate E	112%	129%	108% G	107% G	73% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 11.48	$ 11.31	$ 10.50	$ 10.34
Income from Investment Operations
Net investment income (loss) B	.273	.319	.373	.447	.468
Net realized and unrealized gain (loss)	(.385)	.213	.163	.802	.139
Total from investment operations	(.112)	.532	.536	1.249	.607
Distributions from net investment income	(.248)	(.292)	(.351)	(.402)	(.447)
Distributions from net realized gain	-	-	(.015)	(.037)	-
Total distributions	(.248)	(.292)	(.366)	(.439)	(.447)
Net asset value, end of period	$ 11.36	$ 11.72	$ 11.48	$ 11.31	$ 10.50
Total Return A	(.99)%	4.71%	4.85%	12.15%	6.30%
Ratios to Average Net Assets C, E
Expenses before reductions	.57%	.58%	.58%	.57%	.54%
Expenses net of fee waivers, if any	.57%	.58%	.58%	.57%	.54%
Expenses net of all reductions	.57%	.58%	.58%	.57%	.54%
Net investment income (loss)	2.34%	2.77%	3.32%	4.11%	4.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,843	$ 101,234	$ 89,583	$ 95,061	$ 78,372
Portfolio turnover rate D	112%	129%	108% F	107% F	73% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. In July 2013, the Board of Trustees approved a change in the name of Fidelity Advisor Intermediate Bond Fund to Fidelity Advisor Limited Term Bond Fund, effective October 30, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

In July 2013, the Board of Trustees approved the creation of an additional class of shares. The Fund will commence sale of shares of Fidelity Limited Term Bond Fund in November 2013.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,472,328
Gross unrealized depreciation	(9,249,892)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,222,436

Tax Cost	$ 497,682,298

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (19,795,470)
Net unrealized appreciation (depreciation)	$ 7,175,983

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (1,035,518)
2018	(18,759,952)
Total capital loss carryforward	$ (19,795,470)

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 10,838,601	$ 14,195,791

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 3,278	$ (9,440)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $127,214,572 and $122,752,398, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 452,667	$ 41,162
Class T	-%	.25%	609,142	12,837
Class B	.65%	.25%	38,394	27,974
Class C	.75%	.25%	620,594	103,993
			$ 1,720,797	$ 185,966

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,011
Class T	8,149
Class B*	2,916
Class C*	6,556
$ 28,632

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 331,128.18
Class T	387,378.16
Class B	11,055.26
Class C	115,980.19
Institutional Class	172,358.18
	$ 1,017,899

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Subsequent Event. In July 2013 the Board of Trustees approved the Fund entering into a Fund Wide Operations and Expense Agreement (FWOE) effective in November 2013. Pursuant to the FWOE, FMR will provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund will be reduced by an amount equal to the fees and expenses paid to the independent Trustees.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,438 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $3,650.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $212.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 3,416,185	$ 4,384,784
Class T	4,649,662	6,258,120
Class B	50,015	97,338
Class C	706,392	1,010,197
Institutional Class	2,016,347	2,445,352
Total	$ 10,838,601	$ 14,195,791

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	3,382,108	4,921,704	$ 39,407,410	$ 56,545,464
Reinvestment of distributions	242,945	314,093	2,823,685	3,613,245
Shares redeemed	(6,348,635)	(5,123,272)	(73,730,830)	(58,883,551)
Net increase (decrease)	(2,723,582)	112,525	$ (31,499,735)	$ 1,275,158
Class T
Shares sold	4,205,741	7,233,970	$ 49,025,661	$ 83,035,227
Reinvestment of distributions	382,181	517,399	4,443,870	5,955,060
Shares redeemed	(8,744,583)	(9,003,581)	(101,596,979)	(103,500,030)
Net increase (decrease)	(4,156,661)	(1,252,212)	$ (48,127,448)	$ (14,509,743)
Class B
Shares sold	49,056	116,051	$ 570,544	$ 1,328,317
Reinvestment of distributions	3,908	7,572	45,419	86,917
Shares redeemed	(237,875)	(291,361)	(2,760,192)	(3,339,311)
Net increase (decrease)	(184,911)	(167,738)	$ (2,144,229)	$ (1,924,077)
Class C
Shares sold	1,320,059	1,466,208	$ 15,366,936	$ 16,778,041
Reinvestment of distributions	49,495	71,373	574,119	819,120
Shares redeemed	(2,282,064)	(1,482,787)	(26,461,943)	(16,987,687)
Net increase (decrease)	(912,510)	54,794	$ (10,520,888)	$ 609,474
Institutional Class
Shares sold	1,454,699	2,368,506	$ 16,961,457	$ 27,240,632
Reinvestment of distributions	156,981	190,054	1,828,852	2,192,530
Shares redeemed	(2,781,312)	(1,728,351)	(32,399,513)	(19,915,213)
Net increase (decrease)	(1,169,632)	830,209	$ (13,609,204)	$ 9,517,949

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Elizabeth S. Acton may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds (2013-present). Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 12.50% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,211,127 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

LTB-UANN-1013
1.784752.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Intermediate Bond

Fund - Institutional Class

(to be renamed Fidelity Advisor Limited Term Bond Fund effective October 30, 2013)

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	-0.99%	5.32%	4.21%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Intermediate Bond Fund - Institutional Class on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Government/Credit Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Investment-grade credit also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from Robert Galusza and Ford O'Neil, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Intermediate Bond Fund: For the year, the fund's Institutional Class shares returned -0.99%, versus -1.06% for the Barclays® U.S. Intermediate Government/Credit Bond Index. Relative to the benchmark, sector selection in commercial mortgage-backed securities and asset-backed securities provided the biggest boost. A large overweighting in corporate bonds with an emphasis on financials - notably banks, real estate investment trusts (REITs) and insurance companies - also helped the fund versus the index. Elsewhere, small positions in government-agency-backed collateralized mortgage obligations and a Fidelity central fund that focuses on bonds at the higher end of the non-investment-grade quality spectrum gave our relative performance a further shot in the arm. On the downside, positioning within the seven-to-10-year portion of the yield curve was the primary detractor, as this segment of the curve significantly steepened. Additionally, our security selection within corporates, primarily in banking and industrials, modestly dampened relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.82%
Actual		$ 1,000.00	$ 978.90	$ 4.09
Hypothetical A		$ 1,000.00	$ 1,021.07	$ 4.18
Class T	.79%
Actual		$ 1,000.00	$ 979.10	$ 3.94
Hypothetical A		$ 1,000.00	$ 1,021.22	$ 4.02
Class B	1.53%
Actual		$ 1,000.00	$ 975.40	$ 7.62
Hypothetical A		$ 1,000.00	$ 1,017.49	$ 7.78
Class C	1.57%
Actual		$ 1,000.00	$ 975.20	$ 7.82
Hypothetical A		$ 1,000.00	$ 1,017.29	$ 7.98
Institutional Class	.57%
Actual		$ 1,000.00	$ 980.20	$ 2.84**
Hypothetical A		$ 1,000.00	$ 1,022.33	$ 2.91**

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

** If changes to the fund-level expenses effective November 1, 2013, had been in effect during the entire period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows.

	Annualized Expense Ratio B	Expenses Paid
Institutional Class	.53%
Actual		$ 2.65
Hypothetical A		$ 2.70

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of August 31, 2013	As of February 28, 2013
U.S. Government and U.S. Government Agency Obligations† 31.7%	U.S. Government and U.S. Government Agency Obligations† 36.0%
AAA 10.1%	AAA 12.7%
AA 6.2%	AA 5.9%
A 17.9%	A 15.0%
BBB 29.3%	BBB 26.7%
BB and Below 3.7%	BB and Below 2.9%
Not Rated 0.1%	Not Rated 0.2%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of August 31, 2013
6 months ago
Years	4.3	4.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	3.8	3.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Corporate Bonds 52.3%		Corporate Bonds 46.8%
	U.S. Government and U.S. Government Agency Obligations† 31.7%		U.S. Government and U.S. Government Agency Obligations† 36.0%
	Asset-Backed Securities 4.9%		Asset-Backed Securities 7.3%
	CMOs and Other Mortgage Related Securities 8.5%		CMOs and Other Mortgage Related Securities 7.1%
	Municipal Bonds 0.6%		Municipal Bonds 0.3%
	Other Investments 1.0%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets (Liabilities) 1.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	11.4%	** Foreign investments	12.3%
* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes

†† Amount represents less than 0.l%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

Nonconvertible Bonds - 51.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 4.4%
Automobiles - 1.3%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 1,220,000	$ 1,215,068
1.3% 7/31/15 (d)	1,260,000	1,264,544
1.45% 8/1/16 (d)	346,000	344,478
1.65% 4/10/15 (d)	620,000	625,207
1.95% 3/28/14 (d)	790,000	794,485
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	620,000	604,934
1.625% 3/22/15 (d)	1,180,000	1,192,445
2.375% 3/22/17 (d)	600,000	609,334
		6,650,495
Media - 2.5%
Comcast Corp.:
4.95% 6/15/16	326,000	358,867
5.15% 3/1/20	693,000	781,199
5.7% 5/15/18	42,000	48,668
COX Communications, Inc. 5.5% 10/1/15	199,000	214,976
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	700,000	694,663
4.75% 10/1/14	1,360,000	1,414,726
5.875% 10/1/19	34,000	37,642
Discovery Communications LLC:
3.25% 4/1/23	84,000	77,960
3.7% 6/1/15	875,000	916,115
5.05% 6/1/20	322,000	349,732
NBC Universal, Inc.:
3.65% 4/30/15	66,000	69,129
5.15% 4/30/20	1,000,000	1,125,645
News America, Inc.:
5.3% 12/15/14	132,000	139,521
6.9% 3/1/19	750,000	894,184
Thomson Reuters Corp. 0.875% 5/23/16	278,000	275,921
Time Warner Cable, Inc.:
5.85% 5/1/17	996,000	1,083,184
6.75% 7/1/18	1,141,000	1,270,015
Time Warner, Inc.:
3.15% 7/15/15	24,000	24,977
4.875% 3/15/20	731,000	787,940
5.875% 11/15/16	685,000	774,555
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.5% 4/1/17	$ 455,000	$ 472,861
6.125% 10/5/17	679,000	772,902
		12,585,382
Multiline Retail - 0.2%
Target Corp. 3.875% 7/15/20	1,000,000	1,063,544
Specialty Retail - 0.4%
AutoZone, Inc. 3.7% 4/15/22	494,000	480,524
Home Depot, Inc. 4.4% 4/1/21	610,000	665,362
Lowe's Companies, Inc. 4.625% 4/15/20	750,000	816,545
		1,962,431
TOTAL CONSUMER DISCRETIONARY		22,261,852
CONSUMER STAPLES - 3.0%
Beverages - 1.3%
Anheuser-Busch InBev Worldwide, Inc.:
1.375% 7/15/17	650,000	641,952
5.375% 11/15/14	111,000	117,177
Beam, Inc.:
1.75% 6/15/18	218,000	212,045
1.875% 5/15/17	735,000	732,839
3.25% 6/15/23	196,000	186,048
FBG Finance Ltd. 5.125% 6/15/15 (d)	510,000	547,084
Fortune Brands, Inc. 5.375% 1/15/16	466,000	507,439
Heineken NV:
1.4% 10/1/17 (d)	321,000	311,200
2.75% 4/1/23 (d)	335,000	301,753
PepsiCo, Inc. 7.9% 11/1/18	815,000	1,030,772
SABMiller Holdings, Inc.:
2.2% 8/1/18 (d)	510,000	503,497
2.45% 1/15/17 (d)	1,280,000	1,302,484
		6,394,290
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	620,000	651,109
Walgreen Co.:
1.8% 9/15/17	267,000	264,661
3.1% 9/15/22	386,000	361,050
		1,276,820
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - 0.7%
Cargill, Inc.:
3.25% 11/15/21 (d)	$ 600,000	$ 584,009
6% 11/27/17 (d)	106,000	121,445
ConAgra Foods, Inc.:
1.9% 1/25/18	222,000	217,786
3.2% 1/25/23	258,000	240,461
General Mills, Inc. 5.2% 3/17/15	650,000	694,140
Kraft Foods Group, Inc. 2.25% 6/5/17	610,000	617,516
Kraft Foods, Inc.:
5.375% 2/10/20	660,000	736,386
6.5% 8/11/17	140,000	162,003
6.75% 2/19/14	82,000	84,257
		3,458,003
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	620,000	558,276
9.7% 11/10/18	454,000	594,127
Philip Morris International, Inc. 4.5% 3/26/20	1,000,000	1,086,921
Reynolds American, Inc.:
1.05% 10/30/15	707,000	706,881
3.25% 11/1/22	326,000	297,559
6.75% 6/15/17	513,000	590,352
		3,834,116
TOTAL CONSUMER STAPLES		14,963,229
ENERGY - 4.9%
Energy Equipment & Services - 0.7%
Cameron International Corp. 1.6% 4/30/15	468,000	470,762
DCP Midstream LLC 5.35% 3/15/20 (d)	633,000	672,381
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	879,004
FMC Technologies, Inc.:
2% 10/1/17	80,000	78,437
3.45% 10/1/22	146,000	138,565
Halliburton Co. 6.15% 9/15/19	425,000	505,860
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	601,781
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Holding International Ltd. 2.5% 3/15/17	$ 262,000	$ 262,284
Weatherford International Ltd. 4.95% 10/15/13	303,000	304,288
		3,913,362
Oil, Gas & Consumable Fuels - 4.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16	45,000	50,443
6.375% 9/15/17	555,000	641,578
Apache Corp. 1.75% 4/15/17	172,000	172,073
BG Energy Capital PLC 2.875% 10/15/16 (d)	620,000	644,176
Cenovus Energy, Inc. 5.7% 10/15/19	650,000	736,919
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	286,821
3.875% 3/15/23	171,000	155,969
Duke Energy Field Services 5.375% 10/15/15 (d)	212,000	227,911
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	23,596
Enbridge Energy Partners LP 4.2% 9/15/21	615,000	617,975
Encana Holdings Finance Corp. 5.8% 5/1/14	502,000	518,183
Enterprise Products Operating LP:
1.25% 8/13/15	480,000	482,133
4.05% 2/15/22	610,000	623,200
5.6% 10/15/14	339,000	356,464
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	20,000	22,696
Kinder Morgan Energy Partners LP 2.65% 2/1/19	237,000	234,081
Marathon Petroleum Corp. 3.5% 3/1/16	875,000	917,697
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	877,000	904,098
Nexen, Inc. 5.2% 3/10/15	158,000	166,699
Petro-Canada 6.05% 5/15/18	326,000	377,456
Petrobras Global Finance BV 4.375% 5/20/23	600,000	526,740
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	630,000	639,450
5.75% 1/20/20	816,000	825,950
7.875% 3/15/19	647,000	728,304
Petroleos Mexicanos:
3.5% 1/30/23	485,000	434,075
4.875% 1/24/22	700,000	707,000
6% 3/5/20	59,000	64,753
Phillips 66 2.95% 5/1/17	1,260,000	1,297,136
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	375,000	397,323
5.75% 1/15/20	962,000	1,088,040
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Schlumberger Investment SA 1.25% 8/1/17 (d)	$ 1,000,000	$ 969,996
Southeast Supply Header LLC 4.85% 8/15/14 (d)	862,000	891,992
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	30,487
Suncor Energy, Inc. 6.1% 6/1/18	944,000	1,092,308
Texas Eastern Transmission LP 6% 9/15/17 (d)	1,096,000	1,231,474
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	489,000	500,492
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	394,000	444,055
Western Gas Partners LP:
2.6% 8/15/18	507,000	500,901
5.375% 6/1/21	600,000	647,171
		21,177,815
TOTAL ENERGY		25,091,177
FINANCIALS - 27.5%
Capital Markets - 3.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	374,000	405,502
BlackRock, Inc. 4.25% 5/24/21	650,000	686,375
Goldman Sachs Group, Inc.:
1.6% 11/23/15	650,000	653,990
2.375% 1/22/18	600,000	588,391
3.3% 5/3/15	620,000	641,574
3.7% 8/1/15	712,000	743,808
5.25% 7/27/21	750,000	799,903
5.95% 1/18/18	1,693,000	1,891,797
6.15% 4/1/18	402,000	453,928
HSBC Bank PLC 1.5% 5/15/18 (d)	570,000	545,932
JPMorgan Chase & Co. 1.1% 10/15/15	620,000	619,510
Lazard Group LLC:
6.85% 6/15/17	669,000	754,497
7.125% 5/15/15	239,000	259,348
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	45,561
6.875% 4/25/18	726,000	843,275
Morgan Stanley:
1.75% 2/25/16	510,000	509,687
2.125% 4/25/18	580,000	559,202
4.1% 1/26/15	1,320,000	1,368,230
4.75% 4/1/14	138,000	140,824
5.45% 1/9/17	200,000	217,484
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.625% 9/23/19	$ 112,000	$ 123,095
5.75% 1/25/21	647,000	713,198
5.95% 12/28/17	383,000	428,256
6% 4/28/15	130,000	139,441
7.3% 5/13/19	603,000	712,804
State Street Corp. 3.1% 5/15/23	800,000	739,630
The Bank of New York Mellon Corp. 2.4% 1/17/17	1,250,000	1,275,930
		16,861,172
Commercial Banks - 8.4%
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	570,000	548,117
1.875% 10/6/17	620,000	614,125
Bank of America NA 5.3% 3/15/17	250,000	272,456
Bank of Montreal 2.5% 1/11/17	640,000	655,175
Bank of Nova Scotia 1.375% 12/18/17	935,000	907,061
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.65% 2/26/18 (d)	590,000	569,923
BB&T Corp. 3.95% 3/22/22	940,000	929,342
Comerica, Inc. 3% 9/16/15	2,000	2,079
Commonwealth Bank of Australia 2.9% 9/17/14 (d)	2,010,000	2,061,916
Credit Suisse 6% 2/15/18	1,680,000	1,880,231
Discover Bank 2% 2/21/18	1,200,000	1,160,116
Fifth Third Bancorp:
3.5% 3/15/22	700,000	681,909
3.625% 1/25/16	361,000	379,407
4.5% 6/1/18	63,000	67,351
8.25% 3/1/38	68,000	87,629
Fifth Third Bank 1.45% 2/28/18	580,000	556,995
Fifth Third Capital Trust IV 6.5% 4/15/37 (g)	7,000	6,948
First Niagara Financial Group, Inc. 6.75% 3/19/20	625,000	719,205
HBOS PLC 6.75% 5/21/18 (d)	509,000	555,788
HSBC Holdings PLC:
4% 3/30/22	567,000	570,738
5.1% 4/5/21	610,000	665,648
Huntington Bancshares, Inc. 7% 12/15/20	180,000	210,958
JPMorgan Chase Bank 6% 10/1/17	1,762,000	1,998,772
KeyBank NA:
1.65% 2/1/18	397,000	385,795
5.8% 7/1/14	1,351,000	1,406,717
KeyCorp. 5.1% 3/24/21	622,000	680,694
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Marshall & Ilsley Bank 5% 1/17/17	$ 778,000	$ 841,873
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	940,000	905,709
National Bank of Canada 1.5% 6/26/15	830,000	839,990
Nordea Bank AB 0.875% 5/13/16 (d)	860,000	849,308
PNC Bank NA:
1.3% 10/3/16	510,000	509,301
2.7% 11/1/22	1,560,000	1,400,357
PNC Funding Corp. 3.625% 2/8/15	717,000	745,349
Rabobank (Netherlands) NV:
2.125% 10/13/15	278,000	284,570
3.95% 11/9/22	1,240,000	1,179,078
Regions Bank 7.5% 5/15/18	770,000	899,308
Regions Financial Corp.:
2% 5/15/18	580,000	554,087
5.75% 6/15/15	4,000	4,290
7.75% 11/10/14	6,000	6,456
Royal Bank of Canada 1.5% 1/16/18	1,220,000	1,190,738
Royal Bank of Scotland Group PLC 2.55% 9/18/15	2,052,000	2,091,396
Sumitomo Mitsui Banking Corp. 1.8% 7/18/17	940,000	931,376
SunTrust Bank 2.75% 5/1/23	700,000	629,501
SunTrust Banks, Inc. 3.5% 1/20/17	1,378,000	1,443,112
The Toronto Dominion Bank 2.375% 10/19/16	1,230,000	1,266,299
Union Bank NA:
2.125% 6/16/17	700,000	695,890
3% 6/6/16	500,000	521,449
Wachovia Bank NA 6% 11/15/17	570,000	651,451
Wachovia Corp. 5.625% 10/15/16	590,000	658,629
Wells Fargo & Co.:
1.25% 2/13/15	1,229,000	1,235,348
3.5% 3/8/22	700,000	693,974
3.676% 6/15/16	620,000	658,402
Westpac Banking Corp.:
1.125% 9/25/15	1,200,000	1,208,478
2% 8/14/17	1,121,000	1,119,406
		42,590,220
Consumer Finance - 4.7%
American Express Credit Corp.:
0.875% 11/13/15	620,000	618,755
1.3% 7/29/16	520,000	520,805
2.75% 9/15/15	1,561,000	1,617,366
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
American Express Credit Corp.: - continued
2.8% 9/19/16	$ 599,000	$ 624,676
American Honda Finance Corp. 1.5% 9/11/17 (d)	620,000	606,503
Capital One Financial Corp.:
1% 11/6/15	620,000	615,666
2.125% 7/15/14	1,309,000	1,323,927
2.15% 3/23/15	620,000	629,805
3.15% 7/15/16	605,000	629,642
7.375% 5/23/14	232,000	242,913
Discover Financial Services:
3.85% 11/21/22	30,000	28,242
5.2% 4/27/22	93,000	96,077
6.45% 6/12/17	399,000	450,313
Ford Motor Credit Co. LLC:
1.7% 5/9/16	600,000	592,151
2.75% 5/15/15	930,000	945,551
3% 6/12/17	2,500,000	2,516,135
4.25% 9/20/22	620,000	602,814
General Electric Capital Corp.:
1% 1/8/16	727,000	723,227
1.5% 7/12/16	1,200,000	1,203,828
1.6% 11/20/17	1,860,000	1,821,414
1.625% 4/2/18	2,370,000	2,309,205
2.25% 11/9/15	886,000	906,937
2.9% 1/9/17	640,000	661,949
2.95% 5/9/16	255,000	264,971
3.35% 10/17/16	610,000	642,410
6.375% 11/15/67 (g)	1,275,000	1,345,125
HSBC U.S.A., Inc.:
1.625% 1/16/18	543,000	525,931
2.375% 2/13/15	511,000	522,580
Hyundai Capital America:
2.125% 10/2/17 (d)	224,000	218,487
2.875% 8/9/18 (d)	240,000	238,441
		24,045,846
Diversified Financial Services - 4.2%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	238,000	236,040
Bank of America Corp.:
1.5% 10/9/15	1,250,000	1,252,365
4.5% 4/1/15	1,230,000	1,289,710
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Bank of America Corp.: - continued
5.75% 12/1/17	$ 1,150,000	$ 1,285,261
5.875% 1/5/21	980,000	1,090,567
BP Capital Markets PLC:
2.248% 11/1/16	620,000	633,361
3.125% 10/1/15	60,000	62,788
3.2% 3/11/16	610,000	640,071
3.245% 5/6/22	620,000	589,978
Citigroup, Inc.:
1.25% 1/15/16	1,220,000	1,209,148
1.3% 4/1/16	870,000	861,375
1.7% 7/25/16	500,000	499,641
1.75% 5/1/18	870,000	835,626
3.953% 6/15/16	2,310,000	2,448,247
4.5% 1/14/22	550,000	570,998
4.75% 5/19/15	1,605,000	1,699,817
6.125% 5/15/18	12,000	13,750
JPMorgan Chase & Co.:
3.15% 7/5/16	600,000	626,582
3.25% 9/23/22	640,000	597,894
3.375% 5/1/23	800,000	724,928
3.4% 6/24/15	2,482,000	2,584,601
4.5% 1/24/22	640,000	662,657
5.4% 1/6/42	266,000	281,253
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	300,000	286,518
TECO Finance, Inc.:
4% 3/15/16	171,000	181,103
5.15% 3/15/20	252,000	273,344
		21,437,623
Insurance - 2.9%
Allstate Corp. 3.15% 6/15/23	600,000	576,044
American International Group, Inc.:
3% 3/20/15	1,160,000	1,193,095
4.25% 9/15/14	970,000	1,002,479
4.875% 6/1/22	604,000	643,150
Aon Corp.:
3.5% 9/30/15	911,000	954,501
5% 9/30/20	600,000	652,846
Assurant, Inc. 5.625% 2/15/14	332,000	338,953
Axis Capital Holdings Ltd. 5.75% 12/1/14	84,000	88,772
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	$ 620,000	$ 620,936
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	259,000	265,475
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	284,000	308,613
5.375% 3/15/17	18,000	19,738
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	599,000	629,197
6.5% 3/15/35 (d)	104,000	113,721
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	361,000	386,429
MetLife, Inc.:
1.756% 12/15/17 (c)	269,000	264,705
4.125% 8/13/42	600,000	529,469
5% 6/15/15	175,000	187,663
Metropolitan Life Global Funding I:
1.5% 1/10/18 (d)	1,431,000	1,386,337
2.5% 9/29/15 (d)	750,000	774,704
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	48,000	55,005
Pacific LifeCorp 6% 2/10/20 (d)	321,000	358,455
Prudential Financial, Inc.:
4.5% 11/15/20	700,000	746,516
5.4% 6/13/35	68,000	71,225
Symetra Financial Corp. 6.125% 4/1/16 (d)	892,000	955,329
Unum Group:
5.625% 9/15/20	737,000	801,339
7.125% 9/30/16	704,000	803,076
		14,727,772
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	188,617
American Campus Communities Operating Partnership LP 3.75% 4/15/23	600,000	561,674
Boston Properties, Inc. 3.85% 2/1/23	580,000	562,218
BRE Properties, Inc. 5.5% 3/15/17	61,000	66,801
Camden Property Trust 5.375% 12/15/13	326,000	330,044
DDR Corp. 4.625% 7/15/22	200,000	200,229
Developers Diversified Realty Corp.:
4.75% 4/15/18	290,000	310,564
7.5% 4/1/17	389,000	451,338
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
3.625% 4/15/23	$ 295,000	$ 269,433
3.875% 10/15/22	461,000	431,156
5.4% 8/15/14	498,000	517,399
6.75% 3/15/20	35,000	39,881
8.25% 8/15/19	7,000	8,598
Equity One, Inc.:
3.75% 11/15/22	1,300,000	1,210,580
6% 9/15/17	509,000	563,313
6.25% 1/15/17	74,000	81,737
Federal Realty Investment Trust:
5.9% 4/1/20	5,000	5,662
6.2% 1/15/17	94,000	105,765
Health Care REIT, Inc. 2.25% 3/15/18	250,000	244,840
HRPT Properties Trust:
5.75% 11/1/15	211,000	220,686
6.25% 6/15/17	186,000	196,628
6.65% 1/15/18	95,000	101,785
UDR, Inc. 5.5% 4/1/14	1,107,000	1,134,562
Washington REIT 5.25% 1/15/14	30,000	30,415
		7,833,925
Real Estate Management & Development - 2.4%
BioMed Realty LP:
3.85% 4/15/16	1,000,000	1,044,861
4.25% 7/15/22	277,000	266,512
6.125% 4/15/20	6,000	6,632
Brandywine Operating Partnership LP:
3.95% 2/15/23	623,000	582,771
5.7% 5/1/17	369,000	403,803
ERP Operating LP:
4.625% 12/15/21	470,000	490,703
4.75% 7/15/20	446,000	476,688
5.375% 8/1/16	240,000	265,940
5.75% 6/15/17	1,003,000	1,123,356
Liberty Property LP:
4.125% 6/15/22	301,000	294,567
4.75% 10/1/20	1,045,000	1,089,608
5.125% 3/2/15	170,000	178,959
5.5% 12/15/16	260,000	286,327
6.625% 10/1/17	582,000	663,307
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 439,000	$ 428,038
4.5% 4/18/22	185,000	181,137
7.75% 8/15/19	64,000	76,555
Post Apartment Homes LP 3.375% 12/1/22	412,000	377,892
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	189,000	199,412
5.5% 1/15/14 (d)	144,000	146,666
5.7% 4/15/17 (d)	295,000	320,922
Regency Centers LP:
4.95% 4/15/14	92,000	94,122
5.25% 8/1/15	522,000	558,755
5.875% 6/15/17	244,000	269,715
Simon Property Group LP:
2.8% 1/30/17	142,000	145,641
4.2% 2/1/15	234,000	243,168
Tanger Properties LP:
6.125% 6/1/20	606,000	699,605
6.15% 11/15/15	615,000	682,032
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	393,000	380,624
		11,978,318
TOTAL FINANCIALS		139,474,876
HEALTH CARE - 2.0%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	446,000	505,692
Celgene Corp. 2.45% 10/15/15	56,000	57,528
		563,220
Health Care Providers & Services - 1.2%
Aetna, Inc.:
1.5% 11/15/17	77,000	74,677
2.75% 11/15/22	310,000	282,027
Coventry Health Care, Inc.:
5.95% 3/15/17	264,000	298,793
6.3% 8/15/14	546,000	573,727
Express Scripts, Inc. 3.125% 5/15/16	555,000	577,444
McKesson Corp. 0.95% 12/4/15	120,000	119,952
Medco Health Solutions, Inc. 2.75% 9/15/15	1,108,000	1,141,447
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.:
1.4% 10/15/17	$ 128,000	$ 124,697
2.75% 2/15/23	105,000	96,409
3.875% 10/15/20	759,000	791,903
WellPoint, Inc.:
1.25% 9/10/15	180,000	180,867
1.875% 1/15/18	326,000	318,849
3.125% 5/15/22	620,000	582,715
4.35% 8/15/20	760,000	800,541
		5,964,048
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.75% 11/6/17	1,062,000	1,045,653
2.9% 11/6/22	620,000	576,277
Novartis Capital Corp. 2.4% 9/21/22	500,000	459,562
Teva Pharmaceutical Finance II BV 3% 6/15/15	1,000,000	1,034,106
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	210,000	206,487
5% 8/15/14	66,000	68,421
Zoetis, Inc.:
1.875% 2/1/18 (d)	96,000	94,071
3.25% 2/1/23 (d)	235,000	220,790
		3,705,367
TOTAL HEALTH CARE		10,232,635
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	53,000	54,482
Airlines - 0.2%
Continental Airlines, Inc.:
6.648% 3/15/19	307,438	323,209
6.795% 2/2/20	13,481	14,003
6.9% 7/2/19	106,394	110,915
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	199,775	208,765
8.36% 1/20/19	162,690	174,079
		830,971
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Electrical Equipment - 0.2%
Roper Industries, Inc. 2.05% 10/1/18	$ 840,000	$ 818,662
Industrial Conglomerates - 0.3%
Covidien International Finance SA:
3.2% 6/15/22	620,000	601,072
6% 10/15/17	442,000	508,271
General Electric Co. 2.7% 10/9/22	512,000	476,581
		1,585,924
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	1,300,000	1,216,259
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	600,000	596,316
TOTAL INDUSTRIALS		5,102,614
INFORMATION TECHNOLOGY - 1.2%
Computers & Peripherals - 0.4%
Apple, Inc. 1% 5/3/18	1,730,000	1,650,558
Hewlett-Packard Co. 2.625% 12/9/14	630,000	642,730
		2,293,288
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA 6.55% 10/1/17	356,000	406,921
IT Services - 0.1%
The Western Union Co. 2.375% 12/10/15	277,000	281,765
Office Electronics - 0.4%
Xerox Corp. 4.25% 2/15/15	2,064,000	2,152,719
Software - 0.2%
Oracle Corp. 3.875% 7/15/20	1,000,000	1,056,512
TOTAL INFORMATION TECHNOLOGY		6,191,205
MATERIALS - 1.0%
Chemicals - 0.3%
Ecolab, Inc. 1.45% 12/8/17	335,000	325,402
Sherwin-Williams Co. 1.35% 12/15/17	620,000	600,877
The Dow Chemical Co. 4.125% 11/15/21	594,000	602,707
		1,528,986
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	319,000	358,368
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - 0.6%
Anglo American Capital PLC:
9.375% 4/8/14 (d)	$ 459,000	$ 480,635
9.375% 4/8/19 (d)	630,000	781,793
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	630,000	603,389
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	940,000	916,888
Vale Overseas Ltd. 6.25% 1/23/17	403,000	444,721
		3,227,426
TOTAL MATERIALS		5,114,780
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.:
1.4% 12/1/17	620,000	601,802
2.5% 8/15/15	562,000	578,876
British Telecommunications PLC 1.625% 6/28/16	314,000	315,548
CenturyLink, Inc. 6.15% 9/15/19	592,000	615,680
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	923,000	959,288
France Telecom SA 2.125% 9/16/15	220,000	223,679
Telefonica Emisiones S.A.U. 3.729% 4/27/15	1,278,000	1,312,754
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	596,706
2% 11/1/16	1,279,000	1,295,645
3% 4/1/16	621,000	646,408
		7,146,386
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
2.375% 9/8/16	646,000	654,450
3.125% 7/16/22	434,000	390,807
3.625% 3/30/15	600,000	618,985
Vodafone Group PLC 1.5% 2/19/18	600,000	576,383
		2,240,625
TOTAL TELECOMMUNICATION SERVICES		9,387,011
UTILITIES - 4.4%
Electric Utilities - 3.0%
AmerenUE 6.4% 6/15/17	519,000	601,928
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
American Electric Power Co., Inc. 1.65% 12/15/17	$ 827,000	$ 803,311
Commonwealth Edison Co. 4% 8/1/20	600,000	636,067
Duke Capital LLC 5.668% 8/15/14	357,000	371,766
Duke Energy Corp. 1.625% 8/15/17	304,000	300,179
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	48,000	54,907
Edison International 3.75% 9/15/17	431,000	452,235
Exelon Corp. 4.9% 6/15/15	415,000	441,634
FirstEnergy Corp.:
4.25% 3/15/23	600,000	543,765
7.375% 11/15/31	55,000	55,469
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	698,801
Hydro-Quebec 2% 6/30/16	2,500,000	2,565,175
LG&E and KU Energy LLC:
2.125% 11/15/15	479,000	489,216
3.75% 11/15/20	2,000	2,010
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,851,704
6.5% 8/1/18	273,000	325,091
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	1,040,000	1,047,121
Northeast Utilities:
1.45% 5/1/18	153,000	147,238
2.8% 5/1/23	693,000	635,907
Pacific Gas & Electric Co.:
3.25% 9/15/21	95,000	93,034
3.25% 6/15/23	550,000	521,644
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	128,978
Pepco Holdings, Inc. 2.7% 10/1/15	456,000	467,706
PPL Capital Funding, Inc. 4.2% 6/15/22	700,000	703,622
Progress Energy, Inc. 4.4% 1/15/21	732,000	771,074
Tampa Electric Co.:
4.1% 6/15/42	108,000	99,618
5.4% 5/15/21	238,000	272,953
Wisconsin Electric Power Co. 2.95% 9/15/21	110,000	108,693
		15,190,846
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	188,000	194,968
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.1%
Exelon Generation Co. LLC 5.35% 1/15/14	$ 231,000	$ 234,958
PSEG Power LLC 2.75% 9/15/16	148,000	153,209
		388,167
Multi-Utilities - 1.3%
Ameren Illinois Co. 6.125% 11/15/17	62,000	71,274
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	680,000	738,804
Dominion Resources, Inc.:
2.5756% 9/30/66 (g)	651,000	606,352
7.5% 6/30/66 (g)	567,000	612,360
National Grid PLC 6.3% 8/1/16	248,000	280,464
NiSource Finance Corp.:
3.85% 2/15/23	700,000	676,887
5.25% 9/15/17	402,000	445,284
5.4% 7/15/14	234,000	243,063
5.45% 9/15/20	43,000	47,260
6.4% 3/15/18	230,000	265,216
San Diego Gas & Electric Co. 3% 8/15/21	600,000	596,700
Sempra Energy:
2.3% 4/1/17	1,435,000	1,450,871
2.875% 10/1/22	256,000	235,951
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	454,000	471,025
		6,741,511
TOTAL UTILITIES		22,515,492
TOTAL NONCONVERTIBLE BONDS (Cost $251,591,849)		260,334,871
U.S. Government and Government Agency Obligations - 23.9%

U.S. Government Agency Obligations - 2.7%
Fannie Mae:
0.625% 8/26/16	3,637,000	3,607,155
0.875% 2/8/18	1,060,000	1,025,642
0.875% 5/21/18	2,221,000	2,130,585
1.875% 9/18/18	1,665,000	1,662,133
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac:
0.75% 1/12/18	$ 2,211,000	$ 2,132,100
1% 9/29/17	3,158,000	3,100,193
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		13,657,808
U.S. Treasury Obligations - 21.0%
U.S. Treasury Notes:
0.75% 6/30/17	10,220,000	10,047,538
0.875% 4/30/17	25,246,000	25,023,124
0.875% 1/31/18	3,412,000	3,329,900
0.875% 7/31/19	21,403,000	20,118,820
1% 5/31/18	4,800,000	4,678,877
1.375% 7/31/18	716,000	708,168
1.5% 8/31/18	2,200,000	2,186,250
1.875% 9/30/17 (f)	9,226,000	9,438,632
2% 2/15/23	6,395,000	5,997,813
2.125% 8/31/20 (e)	25,138,000	24,941,622
TOTAL U.S. TREASURY OBLIGATIONS		106,470,744
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	850,000	863,209
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $123,541,324)		120,991,761
U.S. Government Agency - Mortgage Securities - 4.6%

Fannie Mae - 2.9%
1.975% 10/1/33 (g)	45,884	47,653
1.983% 2/1/33 (g)	29,757	30,879
2.023% 7/1/35 (g)	12,599	13,018
2.031% 12/1/34 (g)	34,980	36,377
2.035% 3/1/35 (g)	28,393	29,593
2.053% 10/1/33 (g)	18,545	19,289
2.175% 3/1/35 (g)	5,314	5,476
2.303% 6/1/36 (g)	33,316	35,430
2.315% 10/1/35 (g)	30,368	31,786
2.332% 3/1/35 (g)	19,080	20,038
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.371% 12/1/33 (g)	$ 1,074,649	$ 1,135,775
2.378% 7/1/34 (g)	20,848	21,919
2.391% 7/1/35 (g)	116,913	123,698
2.528% 10/1/33 (g)	40,961	43,419
2.593% 11/1/36 (g)	228,302	243,512
2.613% 5/1/35 (g)	82,123	87,686
2.639% 7/1/35 (g)	169,748	179,096
2.753% 7/1/37 (g)	46,486	49,048
2.866% 4/1/35 (g)	590,061	627,972
3.193% 1/1/40 (g)	276,926	290,462
3.485% 3/1/40 (g)	199,651	210,152
3.5% 12/1/25 to 1/1/26	6,050,101	6,319,911
3.517% 12/1/39 (g)	90,479	95,993
3.607% 3/1/40 (g)	276,286	292,114
4% 8/1/18	284,025	299,591
4.5% 6/1/19 to 3/1/35	330,263	349,786
5.5% 11/1/34	1,621,894	1,767,172
6% 5/1/16 to 4/1/17	94,634	99,514
6.5% 12/1/13 to 8/1/36	1,074,202	1,187,538
7% 9/1/18 to 6/1/33	468,197	540,093
7.5% 8/1/17 to 3/1/28	166,496	193,684
8.5% 5/1/21 to 9/1/25	29,621	34,549
9.5% 2/1/25	916	1,020
10.5% 8/1/20	8,905	10,286
12.5% 12/1/13 to 4/1/15	1,864	1,964
TOTAL FANNIE MAE		14,475,493
Freddie Mac - 1.4%
2.153% 4/1/35 (g)	348,430	365,887
2.459% 1/1/35 (g)	59,495	63,016
3% 8/1/21	788,075	811,963
3.023% 3/1/33 (g)	3,550	3,725
3.126% 10/1/35 (g)	44,318	47,338
3.5% 1/1/26	381,408	398,646
3.562% 4/1/40 (g)	203,436	212,486
3.591% 2/1/40 (g)	355,002	375,024
3.601% 4/1/40 (g)	159,127	166,581
4.5% 8/1/18	564,052	594,392
5% 3/1/19	974,889	1,034,991
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.5% 3/1/34 to 7/1/35	$ 2,709,611	$ 2,942,949
8.5% 9/1/24 to 8/1/27	37,345	44,359
TOTAL FREDDIE MAC		7,061,357
Ginnie Mae - 0.3%
4% 10/15/24 to 6/15/25	1,386,805	1,466,134
7% 7/15/28 to 11/15/28	121,073	140,016
7.5% 2/15/28 to 10/15/28	3,928	4,628
8% 6/15/24	137	158
8.5% 10/15/21	31,601	36,271
11% 7/20/19 to 8/20/19	2,148	2,436
TOTAL GINNIE MAE		1,649,643
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $22,777,696)		23,186,493
Asset-Backed Securities - 4.9%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6541% 4/25/35 (g)	56,669	51,015
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8341% 3/25/34 (g)	46,177	43,116
Series 2005-HE2 Class M2, 0.8591% 4/25/35 (g)	1,873	1,866
Ally Auto Receivables Trust Series 2012-SN1 Class A3, 0.57% 8/20/15	860,000	859,689
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17	1,260,000	1,269,427
Series 2012-2 Class A, 0.6841% 3/15/16 (g)	700,000	700,540
Series 2012-3 Class A2, 1.21% 6/15/17	1,250,000	1,253,290
Series 2012-5 Class A, 1.54% 9/15/19	1,500,000	1,472,830
AmeriCredit Auto Receivables Trust:
Series 2011-1 Class A3, 1.39% 9/8/15	96,768	96,827
Series 2011-2 Class A3, 1.61% 10/8/15	250,495	250,750
Series 2011-3 Class A3, 1.17% 1/8/16	183,978	184,206
Series 2011-5 Class A2, 1.19% 8/8/15	29,491	29,500
Series 2012-2 Class A3, 1.05% 10/11/16	380,000	380,858
Series 2012-5 Class A3, 0.62% 6/8/17	920,000	917,432
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2341% 12/25/33 (g)	7,453	6,769
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates: - continued
Series 2004-R2 Class M3, 1.0091% 4/25/34 (g)	$ 11,067	$ 6,672
Series 2005-R2 Class M1, 0.6341% 4/25/35 (g)	129,363	127,281
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9641% 3/25/34 (g)	4,092	3,814
Series 2004-W11 Class M2, 1.2341% 11/25/34 (g)	63,962	58,154
Series 2004-W7 Class M1, 1.0091% 5/25/34 (g)	185,706	172,658
Series 2006-W4 Class A2C, 0.3441% 5/25/36 (g)	141,678	50,882
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.0091% 4/25/34 (g)	180,977	170,928
Series 2006-HE2 Class M1, 0.5541% 3/25/36 (g)	4,395	68
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.3091% 2/25/35 (g)	427,000	319,772
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.591% 9/15/17 (d)(g)	1,900,000	1,899,910
Capital Trust Ltd. Series 2004-1:
Class B, 0.9341% 7/20/39 (d)(g)	24,802	20,803
Class C, 1.2841% 7/20/39 (d)(g)	38,684	1,692
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3241% 12/25/36 (g)	205,465	118,394
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.44% 3/25/32 (MGIC Investment Corp. Insured) (g)	9,741	4,708
Series 2004-3 Class M4, 1.6391% 4/25/34 (g)	11,926	9,002
Series 2004-4 Class M2, 0.9791% 6/25/34 (g)	46,993	43,256
Enterprise Fleet Financing LLC Series 2012-1 Class A2, 1.14% 11/20/17 (d)	580,867	583,101
Fannie Mae Series 2004-T5 Class AB3, 0.9892% 5/28/35 (g)	4,436	4,029
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3591% 8/25/34 (g)	33,155	25,285
Ford Credit Auto Lease Trust Series 2012-A Class A3, 0.85% 1/15/15	400,000	400,558
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	1,310,000	1,321,799
Series 2012-4 Class A1, 0.74% 9/15/16	1,470,000	1,471,488
Series 2013-1 Class A1, 0.85% 1/15/18	1,320,000	1,315,490
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.9191% 1/25/35 (g)	81,136	62,603
Class M4, 1.2041% 1/25/35 (g)	41,438	9,462
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6421% 2/25/47 (d)(g)	335,000	261,535
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust:
Series 2003-1 Class A, 0.6141% 4/15/31 (d)(g)	$ 8,660	$ 8,177
Series 2006-2A:
Class A, 0.3641% 11/15/34 (d)(g)	173,414	156,678
Class B, 0.4641% 11/15/34 (d)(g)	62,920	53,040
Class C, 0.5641% 11/15/34 (d)(g)	103,844	74,594
Class D, 0.9341% 11/15/34 (d)(g)	39,389	24,604
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	1,190,000	1,195,911
Series 2012-5 Class A, 0.95% 6/15/18	1,560,000	1,564,853
GSAMP Trust Series 2004-AR1 Class B4, 2.4259% 6/25/34 (c)(d)	54,683	4,133
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7341% 9/25/46 (d)(g)	140,842	140,138
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5041% 8/25/33 (g)	42,569	41,039
Series 2003-3 Class M1, 1.4741% 8/25/33 (g)	51,066	46,643
Series 2003-5 Class A2, 0.8841% 12/25/33 (g)	2,817	2,527
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3741% 1/25/37 (g)	141,116	66,315
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	960,000	958,062
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	260,000	262,510
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4841% 7/25/36 (g)	25,000	1,276
Series 2007-CH1 Class AV4, 0.3141% 11/25/36 (g)	176,698	171,811
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.6061% 12/27/29 (g)	32,474	31,813
Series 2006-A Class 2C, 1.4261% 3/27/42 (g)	392,000	59,279
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4841% 5/25/37 (g)	61,957	1,183
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	1,600,000	1,590,638
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9341% 7/25/34 (g)	18,293	14,690
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1591% 7/25/34 (g)	61,301	52,988
Series 2006-FM1 Class A2B, 0.2941% 4/25/37 (g)	70,734	68,108
Series 2006-OPT1 Class A1A, 0.7041% 6/25/35 (g)	260,929	241,087
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8641% 8/25/34 (g)	4,895	4,799
Series 2004-NC8 Class M6, 2.0591% 9/25/34 (g)	73,689	47,673
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I Trust: - continued
Series 2005-NC1 Class M1, 0.6241% 1/25/35 (g)	$ 45,571	$ 42,458
Series 2005-NC2 Class B1, 1.3541% 3/25/35 (g)	47,458	19,231
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6941% 9/25/35 (g)	162,650	138,295
Ocala Funding LLC:
Series 2005-1A Class A, 1.6841% 3/20/10 (b)(d)(g)	64,000	0
Series 2006-1A Class A, 1.5841% 3/20/11 (b)(d)(g)	134,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4341% 9/25/34 (g)	60,741	51,020
Class M4, 1.6341% 9/25/34 (g)	77,891	23,466
Series 2005-WCH1 Class M4, 1.0141% 1/25/36 (g)	126,217	107,367
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9841% 4/25/33 (g)	582	541
Santander Drive Auto Receivables Trust:
Series 2011-4 Class A2, 1.37% 3/16/15	29,862	29,872
Series 2012-1 Class A2, 1.25% 4/15/15	97,043	97,135
Series 2012-3 Class A3, 1.08% 4/15/16	420,000	420,885
Series 2012-4 Class A3, 1.04% 8/15/16	500,000	501,707
Series 2013-4 Class B, 2.16% 1/15/20	280,000	279,976
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9791% 3/25/35 (g)	124,652	113,697
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (g)	131,455	100,084
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9091% 9/25/34 (g)	6,103	4,206
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (d)	38,795	38,856
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0441% 9/25/34 (g)	2,472	2,330
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8309% 4/6/42 (d)(g)	315,693	9,471
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0659% 10/25/44 (d)(g)	203,978	180,521
TOTAL ASSET-BACKED SECURITIES (Cost $24,040,775)		25,027,146
Collateralized Mortgage Obligations - 3.8%
	Principal Amount	Value
Private Sponsor - 1.1%
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4444% 8/28/47 (d)(g)	$ 159,227	$ 158,645
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (d)	36,890	36,897
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2841% 12/20/54 (g)	25,291	22,180
Series 2006-1A:
Class A5, 0.3241% 12/20/54 (d)(g)	1,103,329	1,083,028
Class C2, 1.3841% 12/20/54 (d)(g)	578,000	506,906
Series 2006-2 Class C1, 1.1241% 12/20/54 (g)	463,000	406,051
Series 2006-3 Class C2, 1.1841% 12/20/54 (g)	128,000	112,256
Series 2006-4:
Class B1, 0.3641% 12/20/54 (g)	521,000	481,144
Class C1, 0.9441% 12/20/54 (g)	319,000	279,763
Class M1, 0.5241% 12/20/54 (g)	137,000	123,643
Series 2007-1:
Class 1C1, 0.7841% 12/20/54 (g)	258,000	226,266
Class 1M1, 0.4841% 12/20/54 (g)	172,000	155,230
Class 2C1, 1.0441% 12/20/54 (g)	117,000	102,609
Class 2M1, 0.6841% 12/20/54 (g)	222,000	200,355
Series 2007-2 Class 2C1, 1.0441% 12/17/54 (g)	308,000	270,116
Granite Mortgages Series 2003-2 Class 1A3, 0.7662% 7/20/43 (g)	220,892	217,261
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.7162% 1/20/44 (g)	36,767	35,080
Series 2004-1 Class 2A1, 0.5923% 3/20/44 (g)	1,019,750	1,002,983
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (g)	51,019	38,029
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (g)	104,012	88,945
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.535% 7/10/35 (d)(g)	89,074	82,163
Class B6, 3.035% 7/10/35 (d)(g)	148,184	138,343
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6341% 6/25/33 (d)(g)	3,291	3,256
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2893% 7/20/34 (g)	3,381	3,168
TOTAL PRIVATE SPONSOR		5,774,317
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - 2.7%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	$ 782,254	$ 836,469
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	23,387	24,764
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	76,397	80,177
Series 2004-86 Class KC, 4.5% 5/25/19	32,703	33,304
Series 2010-123 Class DL, 3.5% 11/25/25	246,267	256,726
Series 2010-143 Class B, 3.5% 12/25/25	383,314	402,379
Series 2013-16 Class GP, 3% 3/25/33	3,000,000	3,073,948
Series 2013-40 Class PV, 2% 1/25/26	902,494	910,889
Freddie Mac:
floater Series 3346 Class FA, 0.4141% 2/15/19 (g)	326,032	326,249
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	83,104	87,680
Series 2363 Class PF, 6% 9/15/16	99,741	104,639
Series 3820 Class DA, 4% 11/15/35	460,120	486,921
Series 4176 Class BA, 3% 2/15/33	603,328	618,170
Series 3777 Class AC, 3.5% 12/15/25	898,746	930,440
Series 3949 Class MK, 4.5% 10/15/34	340,000	360,657
Series 4181 Class LA, 3% 3/15/37	833,571	844,375
Series 4221-CLS Class GA, 1.4% 7/15/23	1,539,946	1,532,749
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2012-149 Class MF, 0.4341% 12/20/42 (g)	1,558,777	1,554,815
Series 2012-97 Class JF, 0.4419% 8/16/42 (g)	725,131	728,810
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	215,022	218,896
TOTAL U.S. GOVERNMENT AGENCY		13,413,057
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,795,887)		19,187,374
Commercial Mortgage Securities - 7.9%

7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (d)	822,518	861,749
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (g)(i)	85,224	2,555
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2004-2 Class A4, 4.153% 11/10/38	$ 46,819	$ 46,876
Series 2006-2 Class AAB, 5.7116% 5/10/45 (g)	121,075	125,287
Series 2006-6 Class A3, 5.369% 10/10/45	432,000	440,877
Series 2007-4 Class A3, 5.8103% 2/10/51 (g)	131,806	135,966
Series 2006-4 Class A1A, 5.617% 7/10/46 (g)	872,230	958,429
Series 2006-6 Class E, 5.619% 10/10/45 (d)	125,000	13,818
Series 2007-3 Class A3, 5.5595% 6/10/49 (g)	361,000	362,027
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3341% 8/15/29 (d)(g)	1,080,000	1,081,548
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0341% 12/25/33 (d)(g)	5,611	4,094
Series 2005-4A:
Class A2, 0.5741% 1/25/36 (d)(g)	125,048	102,664
Class B1, 1.5841% 1/25/36 (d)(g)	10,806	2,292
Class M1, 0.6341% 1/25/36 (d)(g)	40,338	22,468
Class M2, 0.6541% 1/25/36 (d)(g)	12,102	6,353
Class M3, 0.6841% 1/25/36 (d)(g)	17,673	9,091
Class M4, 0.7941% 1/25/36 (d)(g)	9,774	4,737
Class M5, 0.8341% 1/25/36 (d)(g)	9,774	3,450
Class M6, 0.8841% 1/25/36 (d)(g)	10,381	3,114
Series 2006-3A Class M4, 0.6141% 10/25/36 (d)(g)	11,802	1,788
Series 2007-1 Class A2, 0.4541% 3/25/37 (d)(g)	85,334	55,755
Series 2007-2A:
Class A1, 0.4541% 7/25/37 (d)(g)	83,231	64,207
Class A2, 0.5041% 7/25/37 (d)(g)	77,813	39,053
Class M1, 0.5541% 7/25/37 (d)(g)	27,325	7,512
Class M2, 0.5941% 7/25/37 (d)(g)	14,762	2,520
Class M3, 0.6741% 7/25/37 (d)(g)	14,892	1,498
Class M4, 0.8341% 7/25/37 (d)(g)	30,354	1,157
Class M5, 0.9341% 7/25/37 (d)(g)	9,029	289
Series 2007-3:
Class A2, 0.4741% 7/25/37 (d)(g)	75,156	46,948
Class M1, 0.4941% 7/25/37 (d)(g)	16,672	7,888
Class M2, 0.5241% 7/25/37 (d)(g)	17,887	5,208
Class M3, 0.5541% 7/25/37 (d)(g)	27,594	6,363
Class M4, 0.6841% 7/25/37 (d)(g)	43,661	8,852
Class M5, 0.7841% 7/25/37 (d)(g)	22,695	3,266
Class M6, 0.9841% 7/25/37 (d)(g)	14,961	1,818
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-4A:
Class M1, 1.1341% 9/25/37 (d)(g)	$ 32,431	$ 3,016
Class M2, 1.2341% 9/25/37 (d)(g)	32,431	2,496
Class M4, 1.7841% 9/25/37 (d)(g)	34,425	1,682
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(g)(i)	786,617	55,063
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4341% 3/15/22 (d)(g)	76,569	72,745
Class E, 0.4841% 3/15/22 (d)(g)	394,020	366,464
Class F, 0.5341% 3/15/22 (d)(g)	241,475	219,759
Class G, 0.5841% 3/15/22 (d)(g)	62,931	56,013
Class H, 0.7341% 3/15/22 (d)(g)	76,569	66,429
Class J, 0.8841% 3/15/22 (d)(g)	76,569	64,707
sequential payer Series 2006-T22 Class A1A, 5.5802% 4/12/38 (g)	912,061	996,536
Series 2006-PW12 Class A1A, 5.7076% 9/11/38 (g)	713,411	785,542
Series 2006-PW14 Class X2, 0.6687% 12/11/38 (d)(g)(i)	2,038,198	3,500
Series 2006-T24 Class X2, 0.4448% 10/12/41 (d)(g)(i)	367,020	157
Series 2007-PW18 Class X2, 0.3099% 6/11/50 (d)(g)(i)	13,976,215	92,928
Series 2007-T28 Class X2, 0.1575% 9/11/42 (d)(g)(i)	7,618,124	26,130
C-BASS Trust floater Series 2006-SC1 Class A, 0.4541% 5/25/36 (d)(g)	62,238	58,198
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	899,244	1,008,776
CDC Commercial Mortgage Trust Series 2002-FX1:
Class G, 6.625% 5/15/35 (d)	254,000	258,857
Class XCL, 1.198% 5/15/35 (d)(g)(i)	605,685	9,733
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	423,982	419,624
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD2 Class A1B, 5.3048% 1/15/46 (g)	1,354,700	1,461,043
Series 2007-CD4 Class A3, 5.293% 12/11/49	210,000	214,481
Cobalt CMBS Commercial Mortgage Trust:
Series 2006-C1 Class B, 5.359% 8/15/48	648,000	38,868
Series 2007-C2 Class B, 5.617% 4/15/47 (g)	241,000	176,961
COMM Mortgage Trust Series 2013-LC6 Class ASB, 2.478% 1/10/46	1,180,000	1,119,678
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM Mortgage Trust pass-thru certificates sequential payer Series 2006-C7 Class A1A, 5.7361% 6/10/46 (g)	$ 721,688	$ 793,564
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0341% 4/15/17 (d)(g)	14,447	13,869
Series 2006-FL12 Class AJ, 0.3141% 12/15/20 (d)(g)	99,408	98,066
sequential payer Series 2006-C8 Class A4, 5.306% 12/10/46	790,000	866,912
Series 2006-C8 Class XP, 0.4666% 12/10/46 (g)(i)	1,735,603	2,345
Commercial Mortgage pass-thru certificates Series 2004-LB4A Class A5, 4.84% 10/15/37	2,720,000	2,760,400
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (g)	432,000	473,484
Series 2007-C3 Class A4, 5.6829% 6/15/39 (g)	83,806	91,591
Series 2006-C5 Class ASP, 0.6595% 12/15/39 (g)(i)	1,217,736	2,180
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5341% 4/15/22 (d)(g)	771,000	697,147
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A4, 4.75% 1/15/37	69,290	69,530
Series 2001-CK6 Class AX, 1.1621% 8/15/36 (g)(i)	45,286	45
Series 2001-CKN5 Class AX, 0.6549% 9/15/34 (d)(g)(i)	69,779	39
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3341% 2/15/22 (d)(g)	82,000	81,104
Class C:
0.3541% 2/15/22 (d)(g)	212,546	209,032
0.4541% 2/15/22 (d)(g)	75,912	73,565
Class F, 0.5041% 2/15/22 (d)(g)	151,805	146,033
Series 2007-C1:
Class ASP, 0.3793% 2/15/40 (g)(i)	2,662,153	5,058
Class B, 5.487% 2/15/40 (d)(g)	330,000	48,408
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9859% 12/5/31 (d)(g)	480,000	479,559
Class A2FL, 0.8859% 12/5/31 (d)(g)	630,000	625,386
Freddie Mac:
Multi-family pass-thru certificates sequential payer Series K017 Class A1, 1.891% 12/25/20	1,265,961	1,260,631
Commercial Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac: - continued
Series K707 Class A1, 1.615% 9/25/18	$ 798,791	$ 803,022
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	1,136,000	1,248,363
Series 2001-1 Class X1, 2.0442% 5/15/33 (d)(g)(i)	98,491	1,273
Series 2006-C1 Class A1A, 5.292% 3/10/44 (g)	486,779	527,785
Series 2007-C1 Class XP, 0.1582% 12/10/49 (g)(i)	2,549,315	3,095
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3759% 11/5/21 (d)(g)	81,000	79,726
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	1,090,000	1,196,484
Series 2007-GG11 Class A1, 0.2307% 12/10/49 (d)(g)(i)	3,327,590	11,197
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(g)	82,723	82,774
Class C, 2.0056% 3/6/20 (d)(g)	806,000	808,063
Class D, 2.2018% 3/6/20 (d)(g)	467,000	468,221
Class F, 2.6334% 3/6/20 (d)(g)	19,000	19,035
Class G, 2.7903% 3/6/20 (d)(g)	10,000	10,022
Class H, 3.3004% 3/6/20 (d)(g)	7,000	7,031
Class J, 4.0852% 3/6/20 (d)(g)	11,000	11,029
Series 2006-GG6 Class A1A, 5.556% 4/10/38 (g)	436,521	473,595
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (d)	150,000	150,370
GS Mortgage Securities Trust:
sequential payer:
Series 2006-GG8:
Class A1A, 5.547% 11/10/39	309,783	339,995
Class A2, 5.479% 11/10/39	9,045	9,065
Series 2007-GG10 Class A2, 5.778% 8/10/45	43,532	43,973
Series 2012-GC6 Class A1, 1.282% 1/10/45	161,294	161,568
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class A, 2.6% 7/15/28 (d)(g)	169,405	169,185
Series 2003-CB7 Class A4, 4.879% 1/12/38 (g)	43,198	43,342
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.3541% 11/15/18 (d)(g)	104,750	102,444
Class C, 0.3941% 11/15/18 (d)(g)	74,630	72,583
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
floater Series 2006-FLA2: - continued
Class D, 0.4141% 11/15/18 (d)(g)	$ 20,159	$ 19,203
Class E, 0.4641% 11/15/18 (d)(g)	29,456	28,015
Class F, 0.5141% 11/15/18 (d)(g)	44,014	41,750
Class G, 0.5441% 11/15/18 (d)(g)	38,259	36,196
Class H, 0.6841% 11/15/18 (d)(g)	29,463	27,579
sequential payer:
Series 2007-LD11:
Class A2, 5.7987% 6/15/49 (g)	255,520	261,595
Class A4, 5.8137% 6/15/49 (g)	29,781	33,172
Series 2007-LDPX Class A3, 5.42% 1/15/49	594,000	653,153
Series 2006-CB17 Class A3, 5.45% 12/12/43	17,926	17,900
Series 2006-LDP7 Class A1A, 5.8629% 4/15/45 (g)	1,028,542	1,134,298
Series 2007-CB19:
Class B, 5.711% 2/12/49 (g)	18,000	6,937
Class C, 5.711% 2/12/49 (g)	48,000	9,832
Class D, 5.711% 2/12/49 (g)	51,000	5,735
Series 2007-LDP10 Class ES, 5.5357% 1/15/49 (d)(g)	112,000	1,369
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	638,079	662,282
Series 2006-C1 Class A2, 5.084% 2/15/31	148	148
Series 2006-C7 Class A2, 5.3% 11/15/38	111,692	116,762
Series 2007-C1 Class A4, 5.424% 2/15/40	28,000	30,797
Series 2007-C2 Class A3, 5.43% 2/15/40	86,349	94,565
Series 2006-C6 Class XCP, 0.673% 9/15/39 (g)(i)	829,285	217
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (g)(i)	294,851	564
Series 2007-C7 Class XCP, 0.2714% 9/15/45 (g)(i)	13,096,968	50,227
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4141% 9/15/21 (d)(g)	69,510	68,799
Class E, 0.4741% 9/15/21 (d)(g)	249,861	244,805
Class F, 0.5241% 9/15/21 (d)(g)	97,418	94,472
Class G, 0.5441% 9/15/21 (d)(g)	192,585	184,837
Class H, 0.5841% 9/15/21 (d)(g)	49,497	46,515
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.282% 11/12/37 (g)	234,317	250,955
Series 2005-LC1 Class F, 5.4193% 1/12/44 (d)(g)	188,000	165,410
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.305% 12/12/49 (g)	11,106	11,086
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (g)	$ 117,610	$ 121,532
Series 2007-5 Class A4, 5.378% 8/12/48	9,000	9,847
Series 2006-4 Class XP, 0.6175% 12/12/49 (g)(i)	2,880,767	23,810
Series 2007-6 Class B, 5.635% 3/12/51 (g)	216,000	47,313
Series 2007-7 Class B, 5.7364% 6/12/50 (g)	19,000	1,280
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.384% 7/15/19 (d)(g)	40,774	30,580
Series 2007-XLFA:
Class A2, 0.284% 10/15/20 (d)(g)	235,744	234,082
Class C, 0.344% 10/15/20 (d)(g)	124,000	120,902
Class D, 0.374% 10/15/20 (d)(g)	76,067	73,216
Class E, 0.434% 10/15/20 (d)(g)	95,138	89,669
Class F, 0.484% 10/15/20 (d)(g)	57,094	53,241
Class G, 0.524% 10/15/20 (d)(g)	70,577	65,109
Class H, 0.614% 10/15/20 (d)(g)	44,426	38,763
Class J, 0.764% 10/15/20 (d)(g)	25,649	9,811
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (g)	585,758	639,620
Series 2006-T23 Class A3, 5.8075% 8/12/41 (g)	110,000	110,072
Morgan Stanley Dean Witter Capital I Trust sequential payer Series 2003-T11 Class A4, 5.15% 6/13/41	4,759	4,756
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	80,929	87,670
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	520,000	527,657
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.5241% 9/15/21 (d)(g)	173,620	159,731
Class G, 0.5441% 9/15/21 (d)(g)	202,788	186,565
Class J, 0.7841% 9/15/21 (d)(g)	45,086	38,323
Series 2007-WHL8:
Class F, 0.6641% 6/15/20 (d)(g)	526,588	469,852
Class LXR1, 0.8841% 6/15/20 (d)(g)	26,291	22,873
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	573,240	578,551
Series 2007-C30 Class A5, 5.342% 12/15/43	231,000	254,514
Series 2007-C32 Class A3, 5.7482% 6/15/49 (g)	367,000	410,010
Series 2007-C33 Class A5, 5.9241% 2/15/51 (g)	143,000	161,156
Series 2005-C22 Class F, 5.3802% 12/15/44 (d)(g)	360,000	108,130
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2006-C23 Class A1A, 5.422% 1/15/45 (g)	$ 887,933	$ 957,295
Series 2006-C24 Class A1A, 5.557% 3/15/45 (g)	529,401	572,408
Series 2007-C30 Class XP, 0.4764% 12/15/43 (d)(g)(i)	1,748,560	4,273
Series 2007-C31 Class C, 5.6796% 4/15/47 (g)	59,000	41,070
Series 2007-C31A Class A2, 5.421% 4/15/47	440,246	440,841
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,246,812
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $36,653,508)		39,902,600
Municipal Securities - 0.6%

California Gen. Oblig. 5.25% 4/1/14	1,500,000	1,539,255
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	1,575,000	1,690,526
TOTAL MUNICIPAL SECURITIES (Cost $3,298,917)		3,229,781
Foreign Government and Government Agency Obligations - 0.9%

Brazilian Federative Republic 4.875% 1/22/21	500,000	523,000
New Brunswick Province 2.75% 6/15/18	1,300,000	1,350,053
Ontario Province 1% 7/22/16	3,000,000	2,991,090
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,841,243)		4,864,143
Bank Notes - 0.1%

Fifth Third Bank 4.75% 2/1/15 (Cost $314,316)	308,000	322,891
Fixed-Income Funds - 1.1%
	Shares
Fidelity Specialized High Income Central Fund (h) (Cost $5,267,538)	52,471	5,438,117
Money Market Funds - 0.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $2,419,557)	2,419,557	$ 2,419,557
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $491,542,610)		504,904,734
NET OTHER ASSETS (LIABILITIES) - 0.4%		2,120,547
NET ASSETS - 100%		$ 507,025,281
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 72,063	$ (46,423)	$ 0	$ (46,423)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,681,693 or 9.8% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $115,604.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,721
Fidelity Specialized High Income Central Fund	305,621
Total	$ 310,342
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 5,199,627	$ 305,621	$ -	$ 5,438,117	1.4%
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 260,334,871	$ -	$ 260,334,871	$ -
U.S. Government and Government Agency Obligations	120,991,761	-	120,991,761	-
U.S. Government Agency - Mortgage Securities	23,186,493	-	23,186,493	-
Asset-Backed Securities	25,027,146	-	24,408,957	618,189
Collateralized Mortgage Obligations	19,187,374	-	18,966,868	220,506
Commercial Mortgage Securities	39,902,600	-	39,849,147	53,453
Municipal Securities	3,229,781	-	3,229,781	-
Foreign Government and Government Agency Obligations	4,864,143	-	4,864,143	-
Bank Notes	322,891	-	322,891	-
Fixed-Income Funds	5,438,117	5,438,117	-	-
Money Market Funds	2,419,557	2,419,557	-	-
Total Investments in Securities:	$ 504,904,734	$ 7,857,674	$ 496,154,912	$ 892,148
Derivative Instruments:
Liabilities
Swaps	$ (46,423)	$ -	$ (46,423)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (46,423)
Total Value of Derivatives	$ -	$ (46,423)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.6%
United Kingdom	3.0%
Canada	3.0%
Netherlands	1.2%
Others (Individually Less Than 1%)	4.2%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $483,855,515)	$ 497,047,060
Fidelity Central Funds (cost $7,687,095)	7,857,674
Total Investments (cost $491,542,610)		$ 504,904,734
Cash		692
Receivable for investments sold Regular delivery		20,952,491
Delayed delivery		6,484,143
Receivable for swaps		297
Receivable for fund shares sold		373,933
Interest receivable		3,220,045
Distributions receivable from Fidelity Central Funds		145
Other receivables		91,566
Total assets		536,028,046

Liabilities
Payable for investments purchased Regular delivery	$ 20,704,195
Delayed delivery	6,424,750
Payable for fund shares redeemed	1,194,141
Distributions payable	79,812
Bi-lateral OTC swaps, at value	46,423
Accrued management fee	133,893
Distribution and service plan fees payable	124,527
Other affiliated payables	94,593
Other payables and accrued expenses	200,431
Total liabilities		29,002,765

Net Assets		$ 507,025,281
Net Assets consist of:
Paid in capital		$ 523,335,862
Undistributed net investment income		2,214,581
Accumulated undistributed net realized gain (loss) on investments		(31,840,863)
Net unrealized appreciation (depreciation) on investments		13,315,701
Net Assets		$ 507,025,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($155,980,027 ÷ 13,763,121 shares)	$ 11.33

Maximum offering price per share (100/97.25 of $11.33)	$ 11.65
Class T: Net Asset Value and redemption price per share ($210,150,029 ÷ 18,531,883 shares)	$ 11.34

Maximum offering price per share (100/97.25 of $11.34)	$ 11.66
Class B: Net Asset Value and offering price per share ($2,955,679 ÷ 261,110 shares)A	$ 11.32

Class C: Net Asset Value and offering price per share ($53,096,346 ÷ 4,695,491 shares)A	$ 11.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($84,843,200 ÷ 7,466,363 shares)	$ 11.36

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2013

Investment Income
Dividends		$ 887
Interest		16,752,363
Income from Fidelity Central Funds		310,342
Total income		17,063,592

Expenses
Management fee	$ 1,838,727
Transfer agent fees	1,017,899
Distribution and service plan fees	1,720,797
Accounting and security lending fees	234,123
Custodian fees and expenses	26,336
Independent trustees' compensation	2,362
Registration fees	81,727
Audit	101,440
Legal	2,955
Miscellaneous	5,509
Total expenses before reductions	5,031,875
Expense reductions	(212)	5,031,663
Net investment income (loss)		12,031,929
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,485,940
Swaps	3,278
Total net realized gain (loss)		2,489,218
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,801,314)
Swaps	(9,440)
Total change in net unrealized appreciation (depreciation)		(20,810,754)
Net gain (loss)		(18,321,536)
Net increase (decrease) in net assets resulting from operations		$ (6,289,607)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,031,929	$ 15,610,469
Net realized gain (loss)	2,489,218	15,589,917
Change in net unrealized appreciation (depreciation)	(20,810,754)	(3,611,564)
Net increase (decrease) in net assets resulting from operations	(6,289,607)	27,588,822
Distributions to shareholders from net investment income	(10,838,601)	(14,195,791)
Share transactions - net increase (decrease)	(105,901,504)	(5,031,239)
Total increase (decrease) in net assets	(123,029,712)	8,361,792

Net Assets
Beginning of period	630,054,993	621,693,201
End of period (including undistributed net investment income of $2,214,581 and undistributed net investment income of $2,281,939, respectively)	$ 507,025,281	$ 630,054,993

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.69	$ 11.45	$ 11.28	$ 10.48	$ 10.31
Income from Investment Operations
Net investment income (loss) C	.243	.289	.344	.416	.435
Net realized and unrealized gain (loss)	(.384)	.215	.163	.793	.149
Total from investment operations	(.141)	.504	.507	1.209	.584
Distributions from net investment income	(.219)	(.264)	(.322)	(.372)	(.414)
Distributions from net realized gain	-	-	(.015)	(.037)	-
Total distributions	(.219)	(.264)	(.337)	(.409)	(.414)
Net asset value, end of period	$ 11.33	$ 11.69	$ 11.45	$ 11.28	$ 10.48
Total Return A, B	(1.24)%	4.46%	4.59%	11.77%	6.05%
Ratios to Average Net Assets D, F
Expenses before reductions	.82%	.83%	.83%	.85%	.87%
Expenses net of fee waivers, if any	.82%	.83%	.83%	.85%	.87%
Expenses net of all reductions	.82%	.83%	.83%	.85%	.87%
Net investment income (loss)	2.09%	2.52%	3.06%	3.84%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 155,980	$ 192,761	$ 187,442	$ 211,123	$ 195,407
Portfolio turnover rate E	112%	129%	108% G	107% G	73% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 11.45	$ 11.29	$ 10.48	$ 10.32
Income from Investment Operations
Net investment income (loss) C	.246	.292	.348	.420	.440
Net realized and unrealized gain (loss)	(.384)	.225	.153	.803	.139
Total from investment operations	(.138)	.517	.501	1.223	.579
Distributions from net investment income	(.222)	(.267)	(.326)	(.376)	(.419)
Distributions from net realized gain	-	-	(.015)	(.037)	-
Total distributions	(.222)	(.267)	(.341)	(.413)	(.419)
Net asset value, end of period	$ 11.34	$ 11.70	$ 11.45	$ 11.29	$ 10.48
Total Return A, B	(1.21)%	4.57%	4.53%	11.90%	6.00%
Ratios to Average Net Assets D, F
Expenses before reductions	.80%	.80%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.80%	.80%	.80%	.81%	.82%
Expenses net of all reductions	.80%	.80%	.80%	.81%	.82%
Net investment income (loss)	2.11%	2.54%	3.09%	3.87%	4.50%
Supplemental Data
Net assets, end of period (000 omitted)	$ 210,150	$ 265,426	$ 274,215	$ 314,110	$ 290,428
Portfolio turnover rate E	112%	129%	108% G	107% G	73% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 11.43	$ 11.27	$ 10.47	$ 10.30
Income from Investment Operations
Net investment income (loss) C	.159	.206	.264	.339	.369
Net realized and unrealized gain (loss)	(.384)	.225	.154	.794	.150
Total from investment operations	(.225)	.431	.418	1.133	.519
Distributions from net investment income	(.135)	(.181)	(.243)	(.296)	(.349)
Distributions from net realized gain	-	-	(.015)	(.037)	-
Total distributions	(.135)	(.181)	(.258)	(.333)	(.349)
Net asset value, end of period	$ 11.32	$ 11.68	$ 11.43	$ 11.27	$ 10.47
Total Return A, B	(1.95)%	3.81%	3.77%	11.00%	5.35%
Ratios to Average Net Assets D, F
Expenses before reductions	1.55%	1.55%	1.55%	1.55%	1.54%
Expenses net of fee waivers, if any	1.55%	1.55%	1.55%	1.55%	1.54%
Expenses net of all reductions	1.55%	1.55%	1.55%	1.55%	1.54%
Net investment income (loss)	1.36%	1.79%	2.35%	3.13%	3.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,956	$ 5,209	$ 7,018	$ 10,941	$ 11,753
Portfolio turnover rate E	112%	129%	108% G	107% G	73% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.67	$ 11.42	$ 11.26	$ 10.46	$ 10.29
Income from Investment Operations
Net investment income (loss) C	.155	.204	.262	.338	.364
Net realized and unrealized gain (loss)	(.384)	.225	.154	.794	.150
Total from investment operations	(.229)	.429	.416	1.132	.514
Distributions from net investment income	(.131)	(.179)	(.241)	(.295)	(.344)
Distributions from net realized gain	-	-	(.015)	(.037)	-
Total distributions	(.131)	(.179)	(.256)	(.332)	(.344)
Net asset value, end of period	$ 11.31	$ 11.67	$ 11.42	$ 11.26	$ 10.46
Total Return A, B	(1.98)%	3.79%	3.76%	11.00%	5.31%
Ratios to Average Net Assets D, F
Expenses before reductions	1.58%	1.57%	1.56%	1.56%	1.59%
Expenses net of fee waivers, if any	1.58%	1.57%	1.56%	1.56%	1.59%
Expenses net of all reductions	1.58%	1.57%	1.56%	1.56%	1.59%
Net investment income (loss)	1.34%	1.78%	2.33%	3.12%	3.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,096	$ 65,425	$ 63,435	$ 80,043	$ 63,750
Portfolio turnover rate E	112%	129%	108% G	107% G	73% G

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 11.48	$ 11.31	$ 10.50	$ 10.34
Income from Investment Operations
Net investment income (loss) B	.273	.319	.373	.447	.468
Net realized and unrealized gain (loss)	(.385)	.213	.163	.802	.139
Total from investment operations	(.112)	.532	.536	1.249	.607
Distributions from net investment income	(.248)	(.292)	(.351)	(.402)	(.447)
Distributions from net realized gain	-	-	(.015)	(.037)	-
Total distributions	(.248)	(.292)	(.366)	(.439)	(.447)
Net asset value, end of period	$ 11.36	$ 11.72	$ 11.48	$ 11.31	$ 10.50
Total Return A	(.99)%	4.71%	4.85%	12.15%	6.30%
Ratios to Average Net Assets C, E
Expenses before reductions	.57%	.58%	.58%	.57%	.54%
Expenses net of fee waivers, if any	.57%	.58%	.58%	.57%	.54%
Expenses net of all reductions	.57%	.58%	.58%	.57%	.54%
Net investment income (loss)	2.34%	2.77%	3.32%	4.11%	4.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,843	$ 101,234	$ 89,583	$ 95,061	$ 78,372
Portfolio turnover rate D	112%	129%	108% F	107% F	73% F

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

1. Organization.

Fidelity Advisor Intermediate Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. In July 2013, the Board of Trustees approved a change in the name of Fidelity Advisor Intermediate Bond Fund to Fidelity Advisor Limited Term Bond Fund, effective October 30, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

In July 2013, the Board of Trustees approved the creation of an additional class of shares. The Fund will commence sale of shares of Fidelity Limited Term Bond Fund in November 2013.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

Annual Report

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,472,328
Gross unrealized depreciation	(9,249,892)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,222,436

Tax Cost	$ 497,682,298

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (19,795,470)
Net unrealized appreciation (depreciation)	$ 7,175,983

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (1,035,518)
2018	(18,759,952)
Total capital loss carryforward	$ (19,795,470)

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 10,838,601	$ 14,195,791

Annual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 3,278	$ (9,440)

(a) A summary of the value of derivatives by primary risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments - continued

Swaps - continued

gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Annual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $127,214,572 and $122,752,398, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 452,667	$ 41,162
Class T	-%	.25%	609,142	12,837
Class B	.65%	.25%	38,394	27,974
Class C	.75%	.25%	620,594	103,993
			$ 1,720,797	$ 185,966

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11,011
Class T	8,149
Class B*	2,916
Class C*	6,556
$ 28,632

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 331,128.18
Class T	387,378.16
Class B	11,055.26
Class C	115,980.19
Institutional Class	172,358.18
	$ 1,017,899

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Subsequent Event. In July 2013 the Board of Trustees approved the Fund entering into a Fund Wide Operations and Expense Agreement (FWOE) effective in November 2013. Pursuant to the FWOE, FMR will provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund will be reduced by an amount equal to the fees and expenses paid to the independent Trustees.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,438 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $3,650.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $212.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 3,416,185	$ 4,384,784
Class T	4,649,662	6,258,120
Class B	50,015	97,338
Class C	706,392	1,010,197
Institutional Class	2,016,347	2,445,352
Total	$ 10,838,601	$ 14,195,791

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	3,382,108	4,921,704	$ 39,407,410	$ 56,545,464
Reinvestment of distributions	242,945	314,093	2,823,685	3,613,245
Shares redeemed	(6,348,635)	(5,123,272)	(73,730,830)	(58,883,551)
Net increase (decrease)	(2,723,582)	112,525	$ (31,499,735)	$ 1,275,158
Class T
Shares sold	4,205,741	7,233,970	$ 49,025,661	$ 83,035,227
Reinvestment of distributions	382,181	517,399	4,443,870	5,955,060
Shares redeemed	(8,744,583)	(9,003,581)	(101,596,979)	(103,500,030)
Net increase (decrease)	(4,156,661)	(1,252,212)	$ (48,127,448)	$ (14,509,743)
Class B
Shares sold	49,056	116,051	$ 570,544	$ 1,328,317
Reinvestment of distributions	3,908	7,572	45,419	86,917
Shares redeemed	(237,875)	(291,361)	(2,760,192)	(3,339,311)
Net increase (decrease)	(184,911)	(167,738)	$ (2,144,229)	$ (1,924,077)
Class C
Shares sold	1,320,059	1,466,208	$ 15,366,936	$ 16,778,041
Reinvestment of distributions	49,495	71,373	574,119	819,120
Shares redeemed	(2,282,064)	(1,482,787)	(26,461,943)	(16,987,687)
Net increase (decrease)	(912,510)	54,794	$ (10,520,888)	$ 609,474
Institutional Class
Shares sold	1,454,699	2,368,506	$ 16,961,457	$ 27,240,632
Reinvestment of distributions	156,981	190,054	1,828,852	2,192,530
Shares redeemed	(2,781,312)	(1,728,351)	(32,399,513)	(19,915,213)
Net increase (decrease)	(1,169,632)	830,209	$ (13,609,204)	$ 9,517,949

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Intermediate Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Intermediate Bond Fund (a fund of Fidelity Advisor Series II) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Intermediate Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 221 funds. Ms. Acton oversees 203 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Elizabeth S. Acton may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds (2013-present). Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously, Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present), Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously, Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

A total of 12.50% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $6,211,127 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

LTBI-UANN-1013
1.784753.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Institutional Class

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	-2.30%	5.07%	3.87%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mortgage Securities Fund - Institutional Class on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Corporate bonds also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Mortgage Securities Fund: For the year, the fund's Institutional Class shares returned -2.30%. Meanwhile, the Barclays® U.S. MBS Index returned -2.37%. Our out-of-benchmark stake in private-label mortgage-backed securities (RMBS) - including those issued in the U.S. and the U.K. - was a plus for the fund versus the index. To a lesser extent, our exposure to commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) proved advantageous, because they, too, outperformed the index from the beginning of the period through April 2013. Our decision to overweight government MBS that were insulated from faster prepayments was a plus as they generally outperformed the benchmark for the 12-month period overall. However, our focus on these securities hurt from May through period end when prepayment protection became less valuable. During this time, the fund's duration - a measure of its sensitivity to interest rates - became longer than the index as prepayments slowed, detracting from relative performance overall. We occasionally used interest rate swaps to manage duration.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.79%
Actual		$ 1,000.00	$ 970.30	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class T	.77%
Actual		$ 1,000.00	$ 971.30	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class B	1.49%
Actual		$ 1,000.00	$ 966.90	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.51%
Actual		$ 1,000.00	$ 967.60	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 972.90	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 972.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of August 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.2
0.01 - 0.99%	5.0	5.7
1 - 1.99%	1.5	1.1
2 - 2.99%	4.0	4.2
3 - 3.99%	24.8	23.0
4 - 4.99%	25.4	30.0
5 - 5.99%	11.4	16.9
6 - 6.99%	4.2	6.1
7% and over	1.4	1.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2013
6 months ago
Years	4.6	3.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	5.2	2.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Mortgage Securities 95.1%		Mortgage Securities 95.2%
	CMOs and Other Mortgage Related Securities 15.5%		CMOs and Other Mortgage Related Securities 14.0%
	Asset-Backed Securities 2.9%		Asset-Backed Securities 2.6%
	Short-Term Investments and Net Other Assets (Liabilities) (13.5)%†		Short-Term Investments and Net Other Assets (Liabilities) (11.8)%†
* Foreign investments	4.0%	** Foreign investments	3.8%
* Futures and Swaps	(4.8)%	** Futures and Swaps	(3.6)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 124.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 61.0%
1.865% 9/1/37 (e)	$ 22	$ 22
2.294% 7/1/35 (e)	7	7
2.303% 6/1/36 (e)	48	52
2.332% 3/1/35 (e)	38	40
2.336% 5/1/36 (e)	256	269
2.411% 3/1/36 (e)	275	293
2.5% 1/1/28 to 9/1/28	30,100	29,832
2.5% 9/1/43 (c)	1,000	909
2.5% 9/1/43 (c)	2,000	1,818
2.5% 10/1/43 (c)	3,000	2,721
2.517% 4/1/36 (e)	161	168
2.528% 10/1/33 (e)	61	65
2.528% 1/1/35 (e)	317	334
2.574% 5/1/36 (e)	64	69
2.593% 11/1/36 (e)	59	63
2.639% 7/1/35 (e)	71	75
2.733% 8/1/35 (e)	396	422
2.781% 9/1/36 (e)	144	153
2.875% 10/1/36 (e)	172	184
2.878% 6/1/36 (e)	717	761
3% 4/1/27 to 3/1/43	23,135	23,014
3% 9/1/28 (c)	900	919
3% 9/1/43 (c)	14,400	13,767
3% 9/1/43 (c)	14,400	13,767
3% 9/1/43 (c)	9,600	9,178
3% 9/1/43 (c)	9,600	9,178
3% 9/1/43 (c)	38,500	36,807
3% 10/1/43 (c)	38,500	36,709
3% 10/1/43 (c)	19,200	18,307
3% 10/1/43 (c)	28,800	27,460
3.155% 9/1/37 (e)	29	31
3.18% 3/1/42 (e)	4,925	5,135
3.364% 9/1/41 (e)	241	252
3.485% 3/1/40 (e)	432	454
3.5% 4/1/20 to 5/1/43	50,702	51,208
3.5% 9/1/28 (c)	4,000	4,175
3.5% 9/1/43 (c)	9,600	9,574
3.5% 9/1/43 (c)	9,600	9,574
3.5% 10/1/43 (c)	20,400	20,287
4% 10/1/25 to 4/1/42	55,693	57,809
4% 9/1/43 (c)	17,200	17,736
4% 9/1/43 (c)	10,300	10,621
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/43 (c)	$ 10,300	$ 10,621
4% 9/1/43 (c)	9,800	10,105
4% 9/1/43 (c)	10,600	10,930
4% 10/1/43 (c)	17,200	17,686
4.5% 5/1/25 to 10/1/41	34,888	36,977
5% 5/1/20 to 6/1/40	18,439	19,876
5.5% 2/1/18 to 5/1/38	16,486	17,943
5.565% 8/1/46 (e)	45	49
6% 9/1/29 to 1/1/42	6,700	7,352
6.039% 9/1/36 (e)	202	209
6.296% 4/1/37 (e)	173	181
6.5% 10/1/13 to 5/1/38	3,234	3,574
7% 12/1/15 to 5/1/30	1,588	1,803
7.21% 12/1/36 (e)	44	47
7.5% 8/1/22 to 9/1/32	852	1,000
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	154	178
9% 10/1/30	212	260
9.5% 7/1/16 to 8/1/22	23	26
12.5% 8/1/15 to 3/1/16	6	6
12.75% 2/1/15	1	1
13.5% 9/1/14	0*	0*
		553,061
Freddie Mac - 26.2%
1.895% 3/1/35 (e)	161	167
2.137% 5/1/37 (e)	101	106
2.175% 6/1/37 (e)	32	33
2.181% 8/1/37 (e)	93	97
2.356% 5/1/34 (e)	12	13
2.385% 6/1/37 (e)	29	31
2.395% 3/1/36 (e)	496	517
2.443% 6/1/37 (e)	334	357
2.492% 4/1/35 (e)	46	49
2.5% 8/1/28	7,100	7,033
2.53% 11/1/35 (e)	309	326
2.575% 6/1/37 (e)	640	671
2.699% 4/1/37 (e)	136	145
2.711% 6/1/33 (e)	965	1,031
2.72% 4/1/37 (e)	9	9
2.831% 7/1/36 (e)	138	148
3% 11/1/42 to 3/1/43	7,411	7,072
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3% 9/1/43 (c)	$ 10,100	$ 9,626
3% 10/1/43 (c)	10,100	9,600
3.087% 9/1/41 (e)	1,027	1,063
3.126% 10/1/35 (e)	63	68
3.5% 1/1/26 to 4/1/43	57,477	57,495
4% 6/1/24 to 5/1/42	29,355	30,420
4% 9/1/43 (c)	4,500	4,630
4% 10/1/43 (c)	4,500	4,617
4.5% 7/1/25 to 3/1/42	33,811	35,677
4.5% 9/1/43 (c)	600	631
5% 7/1/33 to 9/1/40 (d)	21,193	22,811
5.5% 10/1/17 to 10/1/39	20,889	22,623
5.7% 10/1/36 (e)	27	28
6% 4/1/14 to 6/1/39	4,803	5,250
6.011% 4/1/37 (e)	81	85
6.442% 12/1/36 (e)	558	593
6.5% 11/1/13 to 9/1/39	7,345	8,166
7% 6/1/21 to 9/1/36	2,271	2,602
7.5% 7/1/14 to 7/1/34	3,280	3,779
8% 11/1/16 to 1/1/37	39	46
8.5% 6/1/16 to 9/1/20	8	8
9% 9/1/16 to 5/1/21	59	64
10% 1/1/16 to 12/1/18	6	7
10.5% 2/1/16	0*	0*
12.5% 2/1/14 to 12/1/14	0*	0*
13% 12/1/13 to 6/1/15	2	2
		237,696
Ginnie Mae - 36.9%
3% 8/20/42 to 9/20/42	8,065	7,804
3.5% 3/15/42 to 7/15/43	9,827	9,917
3.5% 9/1/43 (c)	39,300	39,598
3.5% 10/1/43 (c)	39,300	39,478
4% 9/15/25 to 7/15/43	83,684	87,059
4% 9/1/43 (c)	12,900	13,421
4.497% 1/20/62 (i)	779	846
4.5% 8/15/33 to 3/20/41	67,360	71,776
4.564% 11/20/61 (i)	909	987
4.751% 12/20/60 (i)	13,517	14,681
4.814% 1/20/61 (i)	316	345
5% 9/20/33 to 6/20/41	34,311	37,317
5.5% 10/15/33 to 9/15/39	4,305	4,732
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 1/15/36 to 9/20/38	$ 3,329	$ 3,694
6.5% 10/15/34 to 7/15/36	269	305
7% 2/15/24 to 4/20/32	1,316	1,528
7.5% 12/15/16 to 4/15/32	523	607
8% 6/15/21 to 12/15/25	249	289
8.5% 8/15/16 to 10/15/28	257	297
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	5	6
		334,688
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,131,628)		1,125,445
Asset-Backed Securities - 2.9%

American Credit Acceptance Receivables Trust:
Series 2012-2 Class A, 1.89% 7/15/16 (b)	1,285	1,288
Series 2013-2 Class A, 1.32% 2/15/17 (b)	2,690	2,690
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.3841% 8/25/35 (e)	1,689	1,670
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (b)	247	247
Countrywide Asset-Backed Certificates Trust Series 2006-25 Class 2A2, 0.3041% 6/25/47 (e)	1,148	1,142
Exeter Auto Receivables Trust Series 2013-1A Class A, 1.29% 10/16/17 (b)	4,394	4,373
GSAMP Trust:
Series 2004-AR1 Class B4, 2.4259% 6/25/34 (b)(c)	82	6
Series 2004-AR2 Class B1, 3.0341% 8/25/34 (e)	712	31
Ocala Funding LLC Series 2006-1A Class A, 1.5841% 3/20/11 (a)(b)(e)	2,100	0
Soundview Home Loan Trust Series 2006-WF1 Class A3, 5.5619% 10/25/36	6,539	5,582
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.3841% 12/25/36 (e)	2,638	2,596
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6141% 5/25/35 (e)	1,995	1,755
Series 2007-BC3 Class 2A1, 0.2441% 5/25/47 (e)	5,138	5,073
TOTAL ASSET-BACKED SECURITIES (Cost $28,243)		26,453
Collateralized Mortgage Obligations - 12.6%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 5.6%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)(e)	$ 104	$ 105
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	1,827	1,843
Credit Suisse Commercial Mortgage Trust floater Series 2010-15R Class 5A5, 0.5441% 11/26/35 (b)(e)	5,500	4,924
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4444% 8/28/47 (b)(e)	770	768
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	51	51
CSMC floater Series 2011-1R Class A1, 1.1944% 2/27/47 (b)(e)	1,495	1,487
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (e)	689	683
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3241% 12/20/54 (b)(e)	7,874	7,729
Series 2006-4 Class A4, 0.2841% 12/20/54 (e)	7,686	7,544
Series 2007-1:
Class 2A1, 0.3241% 12/20/54 (e)	2,642	2,593
Class 3A1, 0.3841% 12/20/54 (e)	2,348	2,304
Series 2007-2 Class 2A1, 0.2641% 12/17/54 (e)	2,845	2,793
Series 2007-2 Class 3A1, 0.3641% 12/17/54 (e)	1,722	1,690
Granite Mortgages Series 2003-2 Class 1A3, 0.7662% 7/20/43 (e)	320	315
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6662% 1/20/44 (e)	871	857
Series 2004-1 Class 2A1, 0.5923% 3/20/44 (e)	4,583	4,508
Series 2004-3 Class 2A1, 0.5523% 9/20/44 (e)	2,853	2,806
JP Morgan REREMIC Trust floater Series 2009-5 Class 2A1, 2.082% 1/26/37 (b)(e)	929	920
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (e)	420	313
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (e)	2,073	1,772
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (e)	237	235
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8241% 9/25/43 (e)	529	503
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4934% 9/25/33 (e)	1,584	1,579
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2 Class 1A2, 2.6807% 3/25/35 (e)	$ 338	$ 203
Series 2006-AR10 Class 3A1, 2.6326% 7/25/36 (e)	2,300	2,257
TOTAL PRIVATE SPONSOR		50,782
U.S. Government Agency - 7.0%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.9159% 12/25/33 (e)(g)(h)	601	115
Series 2007-57 Class FA, 0.4141% 6/25/37 (e)	2,663	2,659
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	113	113
Class PZ, 6% 2/25/24	3,518	3,926
Series 1999-17 Class PG, 6% 4/25/29	1,224	1,341
Series 1999-32 Class PL, 6% 7/25/29	1,052	1,154
Series 1999-33 Class PK, 6% 7/25/29	596	655
Series 2001-52 Class YZ, 6.5% 10/25/31	67	75
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,216
Series 2005-73 Class SA, 17.0714% 8/25/35 (e)(h)	269	322
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,210
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,138	1,247
Series 2001-31 Class ZC, 6.5% 7/25/31	497	556
Series 2002-16 Class ZD, 6.5% 4/25/32	182	204
Series 2002-74 Class SV, 7.3659% 11/25/32 (e)(g)	358	70
Series 2002-79 Class Z, 5.5% 11/25/22	579	632
Series 1993-165 Class SH, 19.2792% 9/25/23 (e)(h)	57	73
Series 2003-21 Class SK, 7.9159% 3/25/33 (e)(g)(h)	202	45
Series 2003-35 Class TQ, 7.3159% 5/25/18 (e)(g)(h)	133	17
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	94	2
Series 2003-42 Class SJ, 6.8659% 11/25/22 (e)(g)(h)	58	2
Series 2003-48 Class HI, 5% 11/25/17 (g)	104	1
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2005-104 Class NI, 6.5159% 3/25/35 (e)(g)(h)	$ 2,659	$ 375
Series 2007-57 Class SA, 39.5156% 6/25/37 (e)(h)	797	1,427
Series 2007-66:
Class FB, 0.5841% 7/25/37 (e)	1,352	1,360
Class SB, 38.4956% 7/25/37 (e)(h)	249	450
Series 2008-12 Class SG, 6.1659% 3/25/38 (e)(g)(h)	1,490	191
Series 2009-114 Class AI, 5% 12/25/23 (g)	773	54
Series 2009-16 Class SA, 6.0659% 3/25/24 (e)(g)(h)	842	59
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	500	40
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	219	21
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	325	29
Series 2010-12 Class AI, 5% 12/25/18 (g)	1,419	125
Series 2010-135 Class LS, 5.8659% 12/25/40 (e)(g)(h)	1,283	205
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,452	239
Series 2010-23:
Class AI, 5% 12/25/18 (g)	639	46
Class HI, 4.5% 10/25/18 (g)	411	33
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	1,318	104
Series 2010-96 Class DI, 4% 5/25/23 (g)	182	2
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	673	61
Series 2011-67 Class AI, 4% 7/25/26 (g)	419	49
Series 2011-83 Class DI, 6% 9/25/26 (g)	710	112
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 7/1/18 (g)	418	33
Series 348 Class 14, 6.5% 8/1/34 (e)(g)	335	61
Series 351:
Class 12, 5.5% 4/1/34 (e)(g)	227	41
Class 13, 6% 3/1/34 (g)	299	54
Series 359 Class 19, 6% 7/1/35 (g)	247	37
Series 384 Class 6, 5% 7/25/37 (g)	830	117
Freddie Mac:
floater Series 3222 Class HF, 0% 9/15/36 (e)	19	16
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,233	1,357
Series 2104 Class PG, 6% 12/15/28	382	419
Series 2121 Class MG, 6% 2/15/29	524	575
Series 2154 Class PT, 6% 5/15/29	846	928
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2162 Class PH, 6% 6/15/29	$ 137	$ 150
Series 2520 Class BE, 6% 11/15/32	678	743
Series 2585 Class KS, 7.4159% 3/15/23 (e)(g)(h)	77	12
Series 2590 Class YR, 5.5% 9/15/32 (g)	10	0*
Series 2802 Class OB, 6% 5/15/34	3,375	3,739
Series 2810 Class PD, 6% 6/15/33	426	435
Series 3002 Class NE, 5% 7/15/35	680	739
Series 3189 Class PD, 6% 7/15/36	610	700
Series 3415 Class PC, 5% 12/15/37	398	426
Series 3786 Class HI, 4% 3/15/38 (g)	1,313	213
Series 3806 Class UP, 4.5% 2/15/41	1,958	2,089
Series 3832 Class PE, 5% 3/15/41	960	999
Series 70 Class C, 9% 9/15/20	26	29
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	183	201
Series 2135 Class JE, 6% 3/15/29	585	641
Series 2274 Class ZM, 6.5% 1/15/31	276	309
Series 2281 Class ZB, 6% 3/15/30	236	258
Series 2357 Class ZB, 6.5% 9/15/31	548	617
Series 2502 Class ZC, 6% 9/15/32	660	727
Series 2817 Class SD, 6.8659% 7/15/30 (e)(g)(h)	45	0*
Series 3097 Class IA, 5.5% 3/15/33 (g)	335	12
Series 4176 Class BA, 3% 2/15/33	1,101	1,128
Series 1658 Class GZ, 7% 1/15/24	780	874
Series 2380 Class SY, 8.0159% 11/15/31 (e)(g)(h)	2,002	432
Series 2587 Class IM, 6.5% 3/15/33 (g)	353	70
Series 2844:
Class SC, 45.6036% 8/15/24 (e)(h)	27	51
Class SD, 84.0572% 8/15/24 (e)(h)	40	102
Series 2947 Class XZ, 6% 3/15/35	727	800
Series 3055 Class CS, 6.4059% 10/15/35 (e)(g)	451	81
Series 3244 Class SG, 6.4759% 11/15/36 (e)(g)(h)	719	117
Series 3274 Class SM, 6.2459% 2/15/37 (e)(g)	601	87
Series 3284 Class CI, 5.9359% 3/15/37 (e)(g)	1,794	256
Series 3287 Class SD, 6.5659% 3/15/37 (e)(g)(h)	1,138	207
Series 3297 Class BI, 6.5759% 4/15/37 (e)(g)(h)	1,660	274
Series 3336 Class LI, 6.3959% 6/15/37 (e)(g)	996	162
Series 3772 Class BI, 4.5% 10/15/18 (g)	859	63
Series 3949 Class MK, 4.5% 10/15/34	600	636
Series 4181 Class LA, 3% 3/15/37	1,522	1,541
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 4182 Class BA, 3% 6/15/37	$ 6,183	$ 6,323
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	513	574
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4981% 6/16/37 (e)(g)(h)	399	75
Series 2010-H17 Class FA, 0.5164% 7/20/60 (e)(i)	375	370
Series 2010-H18 Class AF, 0.4953% 9/20/60 (e)(i)	409	403
Series 2010-H19 Class FG, 0.4953% 8/20/60 (e)(i)	533	526
Series 2011-H05 Class FA, 0.6953% 12/20/60 (e)(i)	1,383	1,377
Series 2011-H13 Class FA, 0.6953% 4/20/61 (e)(i)	218	218
Series 2011-H14:
Class FB, 0.6953% 5/20/61 (e)(i)	1,583	1,575
Class FC, 0.6953% 5/20/61 (e)(i)	1,521	1,514
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	790	155
sequential payer:
Series 2001-33 Class SD, 7.8659% 7/20/31 (e)(g)(h)	63	15
Series 2002-24 Class SK, 7.7659% 4/16/32 (e)(g)(h)	1,693	406
Series 2002-42 Class ZA, 6% 6/20/32	685	760
Series 2004-24 Class ZM, 5% 4/20/34	972	1,080
Series 1998-2 Class SA, 8.3159% 1/16/28 (e)(g)	660	148
Series 1999-34 Class SC, 8.4159% 9/16/19 (e)(g)(h)	767	80
Series 1999-40 Class SE, 8.7659% 11/16/29 (e)(g)(h)	1,067	121
Series 2000-8 Class SA, 8.2659% 1/16/30 (e)(g)(h)	903	99
Series 2001-3 Class S, 7.9159% 2/16/31 (e)(g)	395	83
Series 2001-36:
Class SB, 7.9159% 12/16/23 (e)(g)(h)	1,136	217
Class SP, 8.5659% 9/16/26 (e)(g)	870	161
Series 2001-38 Class SB, 7.3959% 8/16/31 (e)(g)(h)	631	131
Series 2001-41 Class SG, 8.5659% 9/16/31 (e)(g)	430	75
Series 2001-46 Class SB, 7.9659% 5/16/23 (e)(g)	607	80
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-49:
Class SC, 7.4159% 12/16/25 (e)(g)(h)	$ 1,499	$ 267
Class SL, 7.4159% 5/16/30 (e)(g)(h)	1,637	322
Class SV, 8.0659% 12/16/28 (e)(g)(h)	1,504	171
Series 2001-50:
Class SD, 8.0159% 11/20/31 (e)(g)(h)	934	212
Class ST, 7.5159% 8/16/27 (e)(g)(h)	379	79
Series 2002-5 Class SP, 7.2659% 1/16/32 (e)(g)(h)	647	125
Series 2004-32 Class GS, 6.3081% 5/16/34 (e)(g)(h)	595	114
Series 2004-73 Class AL, 7.0159% 8/17/34 (e)(g)(h)	212	37
Series 2008-60 Class SH, 5.9581% 7/16/38 (e)(g)(h)	558	86
Series 2011-52 Class HI, 7% 4/16/41 (g)	2,343	603
Series 2012-76 Class GS, 6.5081% 6/16/42 (e)(g)(h)	1,282	193
Series 2012-97 Class JS, 6.0581% 8/16/42 (e)(g)(h)	4,303	661
TOTAL U.S. GOVERNMENT AGENCY		63,611
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $113,401)		114,393
Commercial Mortgage Securities - 2.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (e)(g)	1,371	41
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3341% 8/15/29 (b)(e)	2,910	2,914
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.4941% 7/25/37 (b)(e)	56	27
Class M2, 0.5241% 7/25/37 (b)(e)	58	17
Class M3, 0.5541% 7/25/37 (b)(e)	95	22
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.198% 5/15/35 (b)(e)(g)	4,449	71
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,590
Granite Master Issuer PLC floater Series 2005-2 Class A6, 0.4441% 12/20/54 (e)	2,591	2,543
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II floater Series 2007-EOP Class A2, 1.2601% 3/6/20 (b)(e)	$ 235	$ 236
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.035% 11/8/29 (b)(e)	5,000	4,957
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	1,281	1,279
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LD11 Class A4, 5.8137% 6/15/49 (e)	4,140	4,611
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	247	246
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (e)(g)	7,984	15
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7234% 7/9/21 (b)(e)	1,210	1,190
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	192
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C33 Class A4, 5.9241% 2/15/51 (e)	1,470	1,604
Series 2007-C31A Class A2, 5.421% 4/15/47	511	512
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,141)		26,067
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,554)	14,131	1,486
Cash Equivalents - 3.6%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.04%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (Cost $32,856)	$ 32,856	$ 32,856
TOTAL INVESTMENT PORTFOLIO - 146.3% (Cost $1,332,823)		1,326,700
NET OTHER ASSETS (LIABILITIES) - (46.3)%		(420,116)
NET ASSETS - 100%		$ 906,584
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 9/1/43	$ (3,000)	(2,727)
3% 9/1/43	(38,500)	(36,807)
3% 9/1/43	(19,200)	(18,355)
3% 9/1/43	(28,800)	(27,533)
3.5% 9/1/43	(9,600)	(9,574)
3.5% 9/1/43	(9,600)	(9,574)
4% 9/1/43	(10,300)	(10,621)
4% 9/1/43	(10,300)	(10,621)
4% 9/1/43	(17,200)	(17,736)
TOTAL FANNIE MAE		(143,548)
Freddie Mac
3% 9/1/43	(10,100)	(9,626)
4% 9/1/43	(4,500)	(4,630)
TOTAL FREDDIE MAC		(14,256)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 9/1/43	$ (39,300)	$ (39,598)
4% 9/1/43	(2,000)	(2,076)
4% 9/1/43	(17,200)	(17,857)
4% 9/1/43	(10,300)	(10,693)
4% 9/1/43	(12,900)	(13,393)
4% 9/1/43	(9,800)	(10,174)
4% 9/1/43	(10,600)	(11,006)
TOTAL GINNIE MAE		(104,797)
TOTAL TBA SALE COMMITMENTS (Proceeds $262,402)		$ (262,601)
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s) (2)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2015	19,717	3-month LIBOR	0.46%	$ 0*	$ 0	$ 0*
CME	Jun. 2018	13,187	3-month LIBOR	1.23%	246	0	246
CME	Jun. 2018	10,574	3-month LIBOR	1.31%	158	0	158
TOTAL INTEREST RATE SWAPS					$ 404	$ 0	$ 404
(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,144,000 or 4.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $504,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

* Amount represents less than $1,000.

See accompanying notes which are an integral part of the financial statements.

Annual Report

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$32,856,000 due 9/03/13 at 0.04%
Barclays Capital, Inc.	$ 9,642
Citibank NA	1,524
Citigroup Global Markets, Inc.	1,905
Commerz Markets LLC	2,643
HSBC Securities (USA), Inc.	7,619
Mizuho Securities USA, Inc.	9,523
$ 32,856
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 417
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 121,364	$ 119,503	$ 1,486	0.0%
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,125,445	$ -	$ 1,125,445	$ -
Asset-Backed Securities	26,453	-	26,453	-
Collateralized Mortgage Obligations	114,393	-	114,393	-
Commercial Mortgage Securities	26,067	-	26,067	-
Fixed-Income Funds	1,486	1,486	-	-
Cash Equivalents	32,856	-	32,856	-
Total Investments in Securities:	$ 1,326,700	$ 1,486	$ 1,325,214	$ -
Derivative Instruments:
Assets
Swaps	$ 404	$ -	$ 404	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (262,601)	$ -	$ (262,601)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ 404	$ -
Total Value of Derivatives	$ 404	$ -

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $32,856) - See accompanying schedule: Unaffiliated issuers (cost $1,331,269)	$ 1,325,214
Fidelity Central Funds (cost $1,554)	1,486
Total Investments (cost $1,332,823)		$ 1,326,700
Receivable for investments sold, regular delivery		257
Receivable for TBA sale commitments		262,402
Receivable for fund shares sold		151
Interest receivable		3,374
Receivable for daily variation margin for derivative instruments		6
Other receivables		115
Total assets		1,593,005

Liabilities
Payable for investments purchased Regular delivery	$ 6,267
Delayed delivery	416,113
TBA sale commitments, at value	262,601
Payable for fund shares redeemed	828
Distributions payable	112
Accrued management fee	239
Distribution and service plan fees payable	32
Other affiliated payables	115
Other payables and accrued expenses	114
Total liabilities		686,421

Net Assets		$ 906,584
Net Assets consist of:
Paid in capital		$ 1,005,583
Distributions in excess of net investment income		(6,678)
Accumulated undistributed net realized gain (loss) on investments		(86,403)
Net unrealized appreciation (depreciation) on investments		(5,918)
Net Assets		$ 906,584

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,074 ÷ 4,596.2 shares)	$ 10.89

Maximum offering price per share (100/96.00 of $10.89)	$ 11.34
Class T: Net Asset Value and redemption price per share ($25,671 ÷ 2,351.8 shares)	$ 10.92

Maximum offering price per share (100/96.00 of $10.92)	$ 11.37
Class B: Net Asset Value and offering price per share ($2,295 ÷ 210.7 shares)A	$ 10.89

Class C: Net Asset Value and offering price per share ($16,949 ÷ 1,558.1 shares)A	$ 10.88

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($777,576 ÷ 71,199.3 shares)	$ 10.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,019 ÷ 3,125.8 shares)	$ 10.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Interest		$ 24,160
Income from Fidelity Central Funds		417
Total income		24,577

Expenses
Management fee	$ 3,353
Transfer agent fees	1,184
Distribution and service plan fees	450
Fund wide operations fee	379
Independent trustees' compensation	4
Miscellaneous	3
Total expenses before reductions	5,373
Expense reductions	(11)	5,362
Net investment income (loss)		19,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,358)
Fidelity Central Funds	(308)
Swaps	45
Total net realized gain (loss)		(9,621)
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,528)
Swaps	1,564
Delayed delivery commitments	372
Total change in net unrealized appreciation (depreciation)		(31,592)
Net gain (loss)		(41,213)
Net increase (decrease) in net assets resulting from operations		$ (21,998)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,215	$ 25,133
Net realized gain (loss)	(9,621)	17,420
Change in net unrealized appreciation (depreciation)	(31,592)	(321)
Net increase (decrease) in net assets resulting from operations	(21,998)	42,232
Distributions to shareholders from net investment income	(18,567)	(25,516)
Share transactions - net increase (decrease)	(27,928)	70,977
Total increase (decrease) in net assets	(68,493)	87,693

Net Assets
Beginning of period	975,077	887,384
End of period (including distributions in excess of net investment income of $6,678 and distributions in excess of net investment income of $7,609, respectively)	$ 906,584	$ 975,077

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Income from Investment Operations
Net investment income (loss) C	.169	.278	.323	.357	.464
Net realized and unrealized gain (loss)	(.457)	.206	.235	.602	.283
Total from investment operations	(.288)	.484	.558	.959	.747
Distributions from net investment income	(.162)	(.284)	(.328)	(.429)	(.457)
Net asset value, end of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Total Return A, B	(2.57)%	4.41%	5.22%	9.44%	7.63%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.81%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.79%	.81%	.82%	.83%	.84%
Expenses net of all reductions	.79%	.81%	.82%	.83%	.84%
Net investment income (loss)	1.51%	2.48%	2.96%	3.36%	4.59%
Supplemental Data
Net assets, end of period (in millions)	$ 50	$ 60	$ 59	$ 61	$ 47
Portfolio turnover rate E	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.16	$ 10.93	$ 10.40	$ 10.11
Income from Investment Operations
Net investment income (loss) C	.173	.281	.326	.360	.466
Net realized and unrealized gain (loss)	(.458)	.216	.235	.602	.282
Total from investment operations	(.285)	.497	.561	.962	.748
Distributions from net investment income	(.165)	(.287)	(.331)	(.432)	(.458)
Net asset value, end of period	$ 10.92	$ 11.37	$ 11.16	$ 10.93	$ 10.40
Total Return A, B	(2.54)%	4.52%	5.24%	9.44%	7.62%
Ratios to Average Net Assets D, F
Expenses before reductions	.77%	.78%	.79%	.81%	.83%
Expenses net of fee waivers, if any	.77%	.78%	.79%	.81%	.83%
Expenses net of all reductions	.77%	.78%	.79%	.81%	.83%
Net investment income (loss)	1.53%	2.50%	2.99%	3.39%	4.60%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 31	$ 37	$ 41	$ 40
Portfolio turnover rate E	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Income from Investment Operations
Net investment income (loss) C	.090	.200	.248	.286	.398
Net realized and unrealized gain (loss)	(.457)	.207	.235	.602	.283
Total from investment operations	(.367)	.407	.483	.888	.681
Distributions from net investment income	(.083)	(.207)	(.253)	(.358)	(.391)
Net asset value, end of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Total Return A, B	(3.25)%	3.69%	4.51%	8.71%	6.93%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	.80%	1.79%	2.27%	2.69%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 4	$ 5	$ 7	$ 19
Portfolio turnover rate E	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.12	$ 10.90	$ 10.37	$ 10.08
Income from Investment Operations
Net investment income (loss) C	.088	.197	.244	.282	.390
Net realized and unrealized gain (loss)	(.457)	.217	.226	.603	.284
Total from investment operations	(.369)	.414	.470	.885	.674
Distributions from net investment income	(.081)	(.204)	(.250)	(.355)	(.384)
Net asset value, end of period	$ 10.88	$ 11.33	$ 11.12	$ 10.90	$ 10.37
Total Return A, B	(3.28)%	3.76%	4.39%	8.69%	6.86%
Ratios to Average Net Assets D, F
Expenses before reductions	1.52%	1.53%	1.53%	1.53%	1.57%
Expenses net of fee waivers, if any	1.52%	1.53%	1.53%	1.53%	1.57%
Expenses net of all reductions	1.52%	1.53%	1.53%	1.53%	1.57%
Net investment income (loss)	.78%	1.76%	2.24%	2.66%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 18	$ 15	$ 18	$ 18
Portfolio turnover rate E	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.17	$ 10.94	$ 10.41	$ 10.11
Income from Investment Operations
Net investment income (loss) B	.209	.318	.364	.399	.505
Net realized and unrealized gain (loss)	(.458)	.206	.234	.601	.292
Total from investment operations	(.249)	.524	.598	1.000	.797
Distributions from net investment income	(.201)	(.324)	(.368)	(.470)	(.497)
Net asset value, end of period	$ 10.92	$ 11.37	$ 11.17	$ 10.94	$ 10.41
Total Return A	(2.23)%	4.77%	5.59%	9.83%	8.14%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.85%	2.84%	3.33%	3.74%	4.99%
Supplemental Data
Net assets, end of period (in millions)	$ 778	$ 850	$ 765	$ 829	$ 838
Portfolio turnover rate D	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.13	$ 10.90	$ 10.37	$ 10.08
Income from Investment Operations
Net investment income (loss) B	.200	.311	.354	.391	.496
Net realized and unrealized gain (loss)	(.456)	.207	.235	.603	.284
Total from investment operations	(.256)	.518	.589	.994	.780
Distributions from net investment income	(.194)	(.318)	(.359)	(.464)	(.490)
Net asset value, end of period	$ 10.88	$ 11.33	$ 11.13	$ 10.90	$ 10.37
Total Return A	(2.30)%	4.73%	5.53%	9.80%	7.98%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.50%	.53%	.50%	.52%
Expenses net of fee waivers, if any	.51%	.50%	.53%	.50%	.52%
Expenses net of all reductions	.51%	.50%	.53%	.50%	.52%
Net investment income (loss)	1.79%	2.79%	3.24%	3.69%	4.92%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 12	$ 7	$ 10	$ 10
Portfolio turnover rate D	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange

Annual Report

2. Investments in Fidelity Central Funds - continued

Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,180
Gross unrealized depreciation	(25,872)
Net unrealized appreciation (depreciation) on securities and other investments	$ (12,692)

Tax Cost	$ 1,339,392

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (73,463)
Net unrealized appreciation (depreciation)	$ (12,422)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (73,463)

The Fund intends to elect to defer to its fiscal year ending August 31, 2014 approximately $12,992 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 18,567	$ 25,516

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by

Annual Report

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk Purchased Options	$ 410	$ -
Swaps	45	1,564
Totals (a)	$ 455	$ 1,564

(a) A summary of the value of derivatives by primary risk exposure as of period end,if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the

Annual Report

4. Derivative Instruments - continued

Options - continued

amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $190,734 and $185,810, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 143	$ 7
Class T	-%	.25%	86	1
Class B	.65%	.25%	27	20
Class C	.75%	.25%	194	30
			$ 450	$ 58

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7
Class T	2
Class B*	6
Class C*	2
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 111.19
Class T	58.17
Class B	7.25
Class C	33.17
Fidelity Mortgage Securities Fund	924.10
Institutional Class	51.16
	$ 1,184

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $10.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 831	$ 1,509
Class T	507	879
Class B	23	80
Class C	140	311
Fidelity Mortgage Securities Fund	16,536	22,468
Institutional Class	530	269
Total	$ 18,567	$ 25,516

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	961	1,763	$ 10,873	$ 19,760
Reinvestment of distributions	63	110	705	1,235
Shares redeemed	(1,701)	(1,889)	(19,103)	(21,161)
Net increase (decrease)	(677)	(16)	$ (7,525)	$ (166)
Class T
Shares sold	1,654	517	$ 18,801	$ 5,786
Reinvestment of distributions	42	71	468	794
Shares redeemed	(2,113)	(1,118)	(23,856)	(12,509)
Net increase (decrease)	(417)	(530)	$ (4,587)	$ (5,929)
Class B
Shares sold	3	11	$ 24	$ 118
Reinvestment of distributions	1	4	13	46
Shares redeemed	(116)	(129)	(1,302)	(1,440)
Net increase (decrease)	(112)	(114)	$ (1,265)	$ (1,276)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class C
Shares sold	603	587	$ 6,797	$ 6,563
Reinvestment of distributions	9	19	100	213
Shares redeemed	(663)	(375)	(7,427)	(4,193)
Net increase (decrease)	(51)	231	$ (530)	$ 2,583
Fidelity Mortgage Securities Fund
Shares sold	36,930	15,948	$ 419,717	$ 179,572
Reinvestment of distributions	1,357	1,817	15,278	20,398
Shares redeemed	(41,798)	(11,555)	(472,036)	(129,715)
Net increase (decrease)	(3,511)	6,210	$ (37,041)	$ 70,255
Institutional Class
Shares sold	3,414	710	$ 38,557	$ 7,943
Reinvestment of distributions	45	20	503	228
Shares redeemed	(1,422)	(238)	(16,040)	(2,661)
Net increase (decrease)	2,037	492	$ 23,020	$ 5,510

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Elizabeth S. Acton may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds (2013-present). Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously,Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present),Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously,Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously,Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates $11,110,038 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMORI-UANN-1013
1.784763.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mortgage Securities
Fund - Class A, Class T, Class B
and Class C

Annual Report

August 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	-6.47%	3.89%	3.17%
Class T (incl. 4.00% sales charge)	-6.44%	3.92%	3.15%
Class B (incl. contingent deferred sales charge) A	-8.06%	3.69%	3.08%
Class C (incl. contingent deferred sales charge) B	-4.24%	4.00%	2.81%

A Class B shares' contingent deferred sales charges included in past one year, past five year and past ten year total return figures are 5%, 2% and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mortgage Securities Fund - Class A on August 31, 2003, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Corporate bonds also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity Advisor® Mortgage Securities Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned -2.57%, -2.54%, -3.25% and -3.28%, respectively (excluding sales charges). Meanwhile the Barclays® U.S. MBS Index returned -2.37%. Our out-of-benchmark stake in private-label mortgage-backed securities (RMBS) - including those issued in the U.S. and the U.K. - was a plus for the fund versus the index. To a lesser extent, our exposure to commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) proved advantageous, because they, too, outperformed the index from the beginning of the period through April 2013. Our decision to overweight government MBS that were insulated from faster prepayments was a plus as they generally outperformed the benchmark for the 12-month period overall. However, our focus on these securities hurt from May through period end when prepayment protection became less valuable. During this time, the fund's duration - a measure of its sensitivity to interest rates - became longer than the index as prepayments slowed, detracting from relative performance overall. We occasionally used interest rate swaps to manage duration.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.79%
Actual		$ 1,000.00	$ 970.30	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class T	.77%
Actual		$ 1,000.00	$ 971.30	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class B	1.49%
Actual		$ 1,000.00	$ 966.90	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.51%
Actual		$ 1,000.00	$ 967.60	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 972.90	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 972.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of August 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.2
0.01 - 0.99%	5.0	5.7
1 - 1.99%	1.5	1.1
2 - 2.99%	4.0	4.2
3 - 3.99%	24.8	23.0
4 - 4.99%	25.4	30.0
5 - 5.99%	11.4	16.9
6 - 6.99%	4.2	6.1
7% and over	1.4	1.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2013
6 months ago
Years	4.6	3.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	5.2	2.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Mortgage Securities 95.1%		Mortgage Securities 95.2%
	CMOs and Other Mortgage Related Securities 15.5%		CMOs and Other Mortgage Related Securities 14.0%
	Asset-Backed Securities 2.9%		Asset-Backed Securities 2.6%
	Short-Term Investments and Net Other Assets (Liabilities) (13.5)%†		Short-Term Investments and Net Other Assets (Liabilities) (11.8)%†
* Foreign investments	4.0%	** Foreign investments	3.8%
* Futures and Swaps	(4.8)%	** Futures and Swaps	(3.6)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 124.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 61.0%
1.865% 9/1/37 (e)	$ 22	$ 22
2.294% 7/1/35 (e)	7	7
2.303% 6/1/36 (e)	48	52
2.332% 3/1/35 (e)	38	40
2.336% 5/1/36 (e)	256	269
2.411% 3/1/36 (e)	275	293
2.5% 1/1/28 to 9/1/28	30,100	29,832
2.5% 9/1/43 (c)	1,000	909
2.5% 9/1/43 (c)	2,000	1,818
2.5% 10/1/43 (c)	3,000	2,721
2.517% 4/1/36 (e)	161	168
2.528% 10/1/33 (e)	61	65
2.528% 1/1/35 (e)	317	334
2.574% 5/1/36 (e)	64	69
2.593% 11/1/36 (e)	59	63
2.639% 7/1/35 (e)	71	75
2.733% 8/1/35 (e)	396	422
2.781% 9/1/36 (e)	144	153
2.875% 10/1/36 (e)	172	184
2.878% 6/1/36 (e)	717	761
3% 4/1/27 to 3/1/43	23,135	23,014
3% 9/1/28 (c)	900	919
3% 9/1/43 (c)	14,400	13,767
3% 9/1/43 (c)	14,400	13,767
3% 9/1/43 (c)	9,600	9,178
3% 9/1/43 (c)	9,600	9,178
3% 9/1/43 (c)	38,500	36,807
3% 10/1/43 (c)	38,500	36,709
3% 10/1/43 (c)	19,200	18,307
3% 10/1/43 (c)	28,800	27,460
3.155% 9/1/37 (e)	29	31
3.18% 3/1/42 (e)	4,925	5,135
3.364% 9/1/41 (e)	241	252
3.485% 3/1/40 (e)	432	454
3.5% 4/1/20 to 5/1/43	50,702	51,208
3.5% 9/1/28 (c)	4,000	4,175
3.5% 9/1/43 (c)	9,600	9,574
3.5% 9/1/43 (c)	9,600	9,574
3.5% 10/1/43 (c)	20,400	20,287
4% 10/1/25 to 4/1/42	55,693	57,809
4% 9/1/43 (c)	17,200	17,736
4% 9/1/43 (c)	10,300	10,621
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/43 (c)	$ 10,300	$ 10,621
4% 9/1/43 (c)	9,800	10,105
4% 9/1/43 (c)	10,600	10,930
4% 10/1/43 (c)	17,200	17,686
4.5% 5/1/25 to 10/1/41	34,888	36,977
5% 5/1/20 to 6/1/40	18,439	19,876
5.5% 2/1/18 to 5/1/38	16,486	17,943
5.565% 8/1/46 (e)	45	49
6% 9/1/29 to 1/1/42	6,700	7,352
6.039% 9/1/36 (e)	202	209
6.296% 4/1/37 (e)	173	181
6.5% 10/1/13 to 5/1/38	3,234	3,574
7% 12/1/15 to 5/1/30	1,588	1,803
7.21% 12/1/36 (e)	44	47
7.5% 8/1/22 to 9/1/32	852	1,000
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	154	178
9% 10/1/30	212	260
9.5% 7/1/16 to 8/1/22	23	26
12.5% 8/1/15 to 3/1/16	6	6
12.75% 2/1/15	1	1
13.5% 9/1/14	0*	0*
		553,061
Freddie Mac - 26.2%
1.895% 3/1/35 (e)	161	167
2.137% 5/1/37 (e)	101	106
2.175% 6/1/37 (e)	32	33
2.181% 8/1/37 (e)	93	97
2.356% 5/1/34 (e)	12	13
2.385% 6/1/37 (e)	29	31
2.395% 3/1/36 (e)	496	517
2.443% 6/1/37 (e)	334	357
2.492% 4/1/35 (e)	46	49
2.5% 8/1/28	7,100	7,033
2.53% 11/1/35 (e)	309	326
2.575% 6/1/37 (e)	640	671
2.699% 4/1/37 (e)	136	145
2.711% 6/1/33 (e)	965	1,031
2.72% 4/1/37 (e)	9	9
2.831% 7/1/36 (e)	138	148
3% 11/1/42 to 3/1/43	7,411	7,072
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3% 9/1/43 (c)	$ 10,100	$ 9,626
3% 10/1/43 (c)	10,100	9,600
3.087% 9/1/41 (e)	1,027	1,063
3.126% 10/1/35 (e)	63	68
3.5% 1/1/26 to 4/1/43	57,477	57,495
4% 6/1/24 to 5/1/42	29,355	30,420
4% 9/1/43 (c)	4,500	4,630
4% 10/1/43 (c)	4,500	4,617
4.5% 7/1/25 to 3/1/42	33,811	35,677
4.5% 9/1/43 (c)	600	631
5% 7/1/33 to 9/1/40 (d)	21,193	22,811
5.5% 10/1/17 to 10/1/39	20,889	22,623
5.7% 10/1/36 (e)	27	28
6% 4/1/14 to 6/1/39	4,803	5,250
6.011% 4/1/37 (e)	81	85
6.442% 12/1/36 (e)	558	593
6.5% 11/1/13 to 9/1/39	7,345	8,166
7% 6/1/21 to 9/1/36	2,271	2,602
7.5% 7/1/14 to 7/1/34	3,280	3,779
8% 11/1/16 to 1/1/37	39	46
8.5% 6/1/16 to 9/1/20	8	8
9% 9/1/16 to 5/1/21	59	64
10% 1/1/16 to 12/1/18	6	7
10.5% 2/1/16	0*	0*
12.5% 2/1/14 to 12/1/14	0*	0*
13% 12/1/13 to 6/1/15	2	2
		237,696
Ginnie Mae - 36.9%
3% 8/20/42 to 9/20/42	8,065	7,804
3.5% 3/15/42 to 7/15/43	9,827	9,917
3.5% 9/1/43 (c)	39,300	39,598
3.5% 10/1/43 (c)	39,300	39,478
4% 9/15/25 to 7/15/43	83,684	87,059
4% 9/1/43 (c)	12,900	13,421
4.497% 1/20/62 (i)	779	846
4.5% 8/15/33 to 3/20/41	67,360	71,776
4.564% 11/20/61 (i)	909	987
4.751% 12/20/60 (i)	13,517	14,681
4.814% 1/20/61 (i)	316	345
5% 9/20/33 to 6/20/41	34,311	37,317
5.5% 10/15/33 to 9/15/39	4,305	4,732
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 1/15/36 to 9/20/38	$ 3,329	$ 3,694
6.5% 10/15/34 to 7/15/36	269	305
7% 2/15/24 to 4/20/32	1,316	1,528
7.5% 12/15/16 to 4/15/32	523	607
8% 6/15/21 to 12/15/25	249	289
8.5% 8/15/16 to 10/15/28	257	297
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	5	6
		334,688
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,131,628)		1,125,445
Asset-Backed Securities - 2.9%

American Credit Acceptance Receivables Trust:
Series 2012-2 Class A, 1.89% 7/15/16 (b)	1,285	1,288
Series 2013-2 Class A, 1.32% 2/15/17 (b)	2,690	2,690
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.3841% 8/25/35 (e)	1,689	1,670
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (b)	247	247
Countrywide Asset-Backed Certificates Trust Series 2006-25 Class 2A2, 0.3041% 6/25/47 (e)	1,148	1,142
Exeter Auto Receivables Trust Series 2013-1A Class A, 1.29% 10/16/17 (b)	4,394	4,373
GSAMP Trust:
Series 2004-AR1 Class B4, 2.4259% 6/25/34 (b)(c)	82	6
Series 2004-AR2 Class B1, 3.0341% 8/25/34 (e)	712	31
Ocala Funding LLC Series 2006-1A Class A, 1.5841% 3/20/11 (a)(b)(e)	2,100	0
Soundview Home Loan Trust Series 2006-WF1 Class A3, 5.5619% 10/25/36	6,539	5,582
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.3841% 12/25/36 (e)	2,638	2,596
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6141% 5/25/35 (e)	1,995	1,755
Series 2007-BC3 Class 2A1, 0.2441% 5/25/47 (e)	5,138	5,073
TOTAL ASSET-BACKED SECURITIES (Cost $28,243)		26,453
Collateralized Mortgage Obligations - 12.6%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 5.6%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)(e)	$ 104	$ 105
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	1,827	1,843
Credit Suisse Commercial Mortgage Trust floater Series 2010-15R Class 5A5, 0.5441% 11/26/35 (b)(e)	5,500	4,924
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4444% 8/28/47 (b)(e)	770	768
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	51	51
CSMC floater Series 2011-1R Class A1, 1.1944% 2/27/47 (b)(e)	1,495	1,487
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (e)	689	683
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3241% 12/20/54 (b)(e)	7,874	7,729
Series 2006-4 Class A4, 0.2841% 12/20/54 (e)	7,686	7,544
Series 2007-1:
Class 2A1, 0.3241% 12/20/54 (e)	2,642	2,593
Class 3A1, 0.3841% 12/20/54 (e)	2,348	2,304
Series 2007-2 Class 2A1, 0.2641% 12/17/54 (e)	2,845	2,793
Series 2007-2 Class 3A1, 0.3641% 12/17/54 (e)	1,722	1,690
Granite Mortgages Series 2003-2 Class 1A3, 0.7662% 7/20/43 (e)	320	315
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6662% 1/20/44 (e)	871	857
Series 2004-1 Class 2A1, 0.5923% 3/20/44 (e)	4,583	4,508
Series 2004-3 Class 2A1, 0.5523% 9/20/44 (e)	2,853	2,806
JP Morgan REREMIC Trust floater Series 2009-5 Class 2A1, 2.082% 1/26/37 (b)(e)	929	920
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (e)	420	313
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (e)	2,073	1,772
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (e)	237	235
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8241% 9/25/43 (e)	529	503
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4934% 9/25/33 (e)	1,584	1,579
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2 Class 1A2, 2.6807% 3/25/35 (e)	$ 338	$ 203
Series 2006-AR10 Class 3A1, 2.6326% 7/25/36 (e)	2,300	2,257
TOTAL PRIVATE SPONSOR		50,782
U.S. Government Agency - 7.0%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.9159% 12/25/33 (e)(g)(h)	601	115
Series 2007-57 Class FA, 0.4141% 6/25/37 (e)	2,663	2,659
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	113	113
Class PZ, 6% 2/25/24	3,518	3,926
Series 1999-17 Class PG, 6% 4/25/29	1,224	1,341
Series 1999-32 Class PL, 6% 7/25/29	1,052	1,154
Series 1999-33 Class PK, 6% 7/25/29	596	655
Series 2001-52 Class YZ, 6.5% 10/25/31	67	75
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,216
Series 2005-73 Class SA, 17.0714% 8/25/35 (e)(h)	269	322
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,210
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,138	1,247
Series 2001-31 Class ZC, 6.5% 7/25/31	497	556
Series 2002-16 Class ZD, 6.5% 4/25/32	182	204
Series 2002-74 Class SV, 7.3659% 11/25/32 (e)(g)	358	70
Series 2002-79 Class Z, 5.5% 11/25/22	579	632
Series 1993-165 Class SH, 19.2792% 9/25/23 (e)(h)	57	73
Series 2003-21 Class SK, 7.9159% 3/25/33 (e)(g)(h)	202	45
Series 2003-35 Class TQ, 7.3159% 5/25/18 (e)(g)(h)	133	17
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	94	2
Series 2003-42 Class SJ, 6.8659% 11/25/22 (e)(g)(h)	58	2
Series 2003-48 Class HI, 5% 11/25/17 (g)	104	1
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2005-104 Class NI, 6.5159% 3/25/35 (e)(g)(h)	$ 2,659	$ 375
Series 2007-57 Class SA, 39.5156% 6/25/37 (e)(h)	797	1,427
Series 2007-66:
Class FB, 0.5841% 7/25/37 (e)	1,352	1,360
Class SB, 38.4956% 7/25/37 (e)(h)	249	450
Series 2008-12 Class SG, 6.1659% 3/25/38 (e)(g)(h)	1,490	191
Series 2009-114 Class AI, 5% 12/25/23 (g)	773	54
Series 2009-16 Class SA, 6.0659% 3/25/24 (e)(g)(h)	842	59
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	500	40
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	219	21
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	325	29
Series 2010-12 Class AI, 5% 12/25/18 (g)	1,419	125
Series 2010-135 Class LS, 5.8659% 12/25/40 (e)(g)(h)	1,283	205
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,452	239
Series 2010-23:
Class AI, 5% 12/25/18 (g)	639	46
Class HI, 4.5% 10/25/18 (g)	411	33
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	1,318	104
Series 2010-96 Class DI, 4% 5/25/23 (g)	182	2
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	673	61
Series 2011-67 Class AI, 4% 7/25/26 (g)	419	49
Series 2011-83 Class DI, 6% 9/25/26 (g)	710	112
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 7/1/18 (g)	418	33
Series 348 Class 14, 6.5% 8/1/34 (e)(g)	335	61
Series 351:
Class 12, 5.5% 4/1/34 (e)(g)	227	41
Class 13, 6% 3/1/34 (g)	299	54
Series 359 Class 19, 6% 7/1/35 (g)	247	37
Series 384 Class 6, 5% 7/25/37 (g)	830	117
Freddie Mac:
floater Series 3222 Class HF, 0% 9/15/36 (e)	19	16
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,233	1,357
Series 2104 Class PG, 6% 12/15/28	382	419
Series 2121 Class MG, 6% 2/15/29	524	575
Series 2154 Class PT, 6% 5/15/29	846	928
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2162 Class PH, 6% 6/15/29	$ 137	$ 150
Series 2520 Class BE, 6% 11/15/32	678	743
Series 2585 Class KS, 7.4159% 3/15/23 (e)(g)(h)	77	12
Series 2590 Class YR, 5.5% 9/15/32 (g)	10	0*
Series 2802 Class OB, 6% 5/15/34	3,375	3,739
Series 2810 Class PD, 6% 6/15/33	426	435
Series 3002 Class NE, 5% 7/15/35	680	739
Series 3189 Class PD, 6% 7/15/36	610	700
Series 3415 Class PC, 5% 12/15/37	398	426
Series 3786 Class HI, 4% 3/15/38 (g)	1,313	213
Series 3806 Class UP, 4.5% 2/15/41	1,958	2,089
Series 3832 Class PE, 5% 3/15/41	960	999
Series 70 Class C, 9% 9/15/20	26	29
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	183	201
Series 2135 Class JE, 6% 3/15/29	585	641
Series 2274 Class ZM, 6.5% 1/15/31	276	309
Series 2281 Class ZB, 6% 3/15/30	236	258
Series 2357 Class ZB, 6.5% 9/15/31	548	617
Series 2502 Class ZC, 6% 9/15/32	660	727
Series 2817 Class SD, 6.8659% 7/15/30 (e)(g)(h)	45	0*
Series 3097 Class IA, 5.5% 3/15/33 (g)	335	12
Series 4176 Class BA, 3% 2/15/33	1,101	1,128
Series 1658 Class GZ, 7% 1/15/24	780	874
Series 2380 Class SY, 8.0159% 11/15/31 (e)(g)(h)	2,002	432
Series 2587 Class IM, 6.5% 3/15/33 (g)	353	70
Series 2844:
Class SC, 45.6036% 8/15/24 (e)(h)	27	51
Class SD, 84.0572% 8/15/24 (e)(h)	40	102
Series 2947 Class XZ, 6% 3/15/35	727	800
Series 3055 Class CS, 6.4059% 10/15/35 (e)(g)	451	81
Series 3244 Class SG, 6.4759% 11/15/36 (e)(g)(h)	719	117
Series 3274 Class SM, 6.2459% 2/15/37 (e)(g)	601	87
Series 3284 Class CI, 5.9359% 3/15/37 (e)(g)	1,794	256
Series 3287 Class SD, 6.5659% 3/15/37 (e)(g)(h)	1,138	207
Series 3297 Class BI, 6.5759% 4/15/37 (e)(g)(h)	1,660	274
Series 3336 Class LI, 6.3959% 6/15/37 (e)(g)	996	162
Series 3772 Class BI, 4.5% 10/15/18 (g)	859	63
Series 3949 Class MK, 4.5% 10/15/34	600	636
Series 4181 Class LA, 3% 3/15/37	1,522	1,541
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 4182 Class BA, 3% 6/15/37	$ 6,183	$ 6,323
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	513	574
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4981% 6/16/37 (e)(g)(h)	399	75
Series 2010-H17 Class FA, 0.5164% 7/20/60 (e)(i)	375	370
Series 2010-H18 Class AF, 0.4953% 9/20/60 (e)(i)	409	403
Series 2010-H19 Class FG, 0.4953% 8/20/60 (e)(i)	533	526
Series 2011-H05 Class FA, 0.6953% 12/20/60 (e)(i)	1,383	1,377
Series 2011-H13 Class FA, 0.6953% 4/20/61 (e)(i)	218	218
Series 2011-H14:
Class FB, 0.6953% 5/20/61 (e)(i)	1,583	1,575
Class FC, 0.6953% 5/20/61 (e)(i)	1,521	1,514
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	790	155
sequential payer:
Series 2001-33 Class SD, 7.8659% 7/20/31 (e)(g)(h)	63	15
Series 2002-24 Class SK, 7.7659% 4/16/32 (e)(g)(h)	1,693	406
Series 2002-42 Class ZA, 6% 6/20/32	685	760
Series 2004-24 Class ZM, 5% 4/20/34	972	1,080
Series 1998-2 Class SA, 8.3159% 1/16/28 (e)(g)	660	148
Series 1999-34 Class SC, 8.4159% 9/16/19 (e)(g)(h)	767	80
Series 1999-40 Class SE, 8.7659% 11/16/29 (e)(g)(h)	1,067	121
Series 2000-8 Class SA, 8.2659% 1/16/30 (e)(g)(h)	903	99
Series 2001-3 Class S, 7.9159% 2/16/31 (e)(g)	395	83
Series 2001-36:
Class SB, 7.9159% 12/16/23 (e)(g)(h)	1,136	217
Class SP, 8.5659% 9/16/26 (e)(g)	870	161
Series 2001-38 Class SB, 7.3959% 8/16/31 (e)(g)(h)	631	131
Series 2001-41 Class SG, 8.5659% 9/16/31 (e)(g)	430	75
Series 2001-46 Class SB, 7.9659% 5/16/23 (e)(g)	607	80
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-49:
Class SC, 7.4159% 12/16/25 (e)(g)(h)	$ 1,499	$ 267
Class SL, 7.4159% 5/16/30 (e)(g)(h)	1,637	322
Class SV, 8.0659% 12/16/28 (e)(g)(h)	1,504	171
Series 2001-50:
Class SD, 8.0159% 11/20/31 (e)(g)(h)	934	212
Class ST, 7.5159% 8/16/27 (e)(g)(h)	379	79
Series 2002-5 Class SP, 7.2659% 1/16/32 (e)(g)(h)	647	125
Series 2004-32 Class GS, 6.3081% 5/16/34 (e)(g)(h)	595	114
Series 2004-73 Class AL, 7.0159% 8/17/34 (e)(g)(h)	212	37
Series 2008-60 Class SH, 5.9581% 7/16/38 (e)(g)(h)	558	86
Series 2011-52 Class HI, 7% 4/16/41 (g)	2,343	603
Series 2012-76 Class GS, 6.5081% 6/16/42 (e)(g)(h)	1,282	193
Series 2012-97 Class JS, 6.0581% 8/16/42 (e)(g)(h)	4,303	661
TOTAL U.S. GOVERNMENT AGENCY		63,611
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $113,401)		114,393
Commercial Mortgage Securities - 2.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (e)(g)	1,371	41
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3341% 8/15/29 (b)(e)	2,910	2,914
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.4941% 7/25/37 (b)(e)	56	27
Class M2, 0.5241% 7/25/37 (b)(e)	58	17
Class M3, 0.5541% 7/25/37 (b)(e)	95	22
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.198% 5/15/35 (b)(e)(g)	4,449	71
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,590
Granite Master Issuer PLC floater Series 2005-2 Class A6, 0.4441% 12/20/54 (e)	2,591	2,543
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II floater Series 2007-EOP Class A2, 1.2601% 3/6/20 (b)(e)	$ 235	$ 236
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.035% 11/8/29 (b)(e)	5,000	4,957
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	1,281	1,279
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LD11 Class A4, 5.8137% 6/15/49 (e)	4,140	4,611
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	247	246
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (e)(g)	7,984	15
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7234% 7/9/21 (b)(e)	1,210	1,190
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	192
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C33 Class A4, 5.9241% 2/15/51 (e)	1,470	1,604
Series 2007-C31A Class A2, 5.421% 4/15/47	511	512
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,141)		26,067
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,554)	14,131	1,486
Cash Equivalents - 3.6%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.04%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (Cost $32,856)	$ 32,856	$ 32,856
TOTAL INVESTMENT PORTFOLIO - 146.3% (Cost $1,332,823)		1,326,700
NET OTHER ASSETS (LIABILITIES) - (46.3)%		(420,116)
NET ASSETS - 100%		$ 906,584
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 9/1/43	$ (3,000)	(2,727)
3% 9/1/43	(38,500)	(36,807)
3% 9/1/43	(19,200)	(18,355)
3% 9/1/43	(28,800)	(27,533)
3.5% 9/1/43	(9,600)	(9,574)
3.5% 9/1/43	(9,600)	(9,574)
4% 9/1/43	(10,300)	(10,621)
4% 9/1/43	(10,300)	(10,621)
4% 9/1/43	(17,200)	(17,736)
TOTAL FANNIE MAE		(143,548)
Freddie Mac
3% 9/1/43	(10,100)	(9,626)
4% 9/1/43	(4,500)	(4,630)
TOTAL FREDDIE MAC		(14,256)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 9/1/43	$ (39,300)	$ (39,598)
4% 9/1/43	(2,000)	(2,076)
4% 9/1/43	(17,200)	(17,857)
4% 9/1/43	(10,300)	(10,693)
4% 9/1/43	(12,900)	(13,393)
4% 9/1/43	(9,800)	(10,174)
4% 9/1/43	(10,600)	(11,006)
TOTAL GINNIE MAE		(104,797)
TOTAL TBA SALE COMMITMENTS (Proceeds $262,402)		$ (262,601)
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s) (2)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2015	19,717	3-month LIBOR	0.46%	$ 0*	$ 0	$ 0*
CME	Jun. 2018	13,187	3-month LIBOR	1.23%	246	0	246
CME	Jun. 2018	10,574	3-month LIBOR	1.31%	158	0	158
TOTAL INTEREST RATE SWAPS					$ 404	$ 0	$ 404
(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,144,000 or 4.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $504,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

* Amount represents less than $1,000.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments - continued

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$32,856,000 due 9/03/13 at 0.04%
Barclays Capital, Inc.	$ 9,642
Citibank NA	1,524
Citigroup Global Markets, Inc.	1,905
Commerz Markets LLC	2,643
HSBC Securities (USA), Inc.	7,619
Mizuho Securities USA, Inc.	9,523
$ 32,856
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 417
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 121,364	$ 119,503	$ 1,486	0.0%
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,125,445	$ -	$ 1,125,445	$ -
Asset-Backed Securities	26,453	-	26,453	-
Collateralized Mortgage Obligations	114,393	-	114,393	-
Commercial Mortgage Securities	26,067	-	26,067	-
Fixed-Income Funds	1,486	1,486	-	-
Cash Equivalents	32,856	-	32,856	-
Total Investments in Securities:	$ 1,326,700	$ 1,486	$ 1,325,214	$ -
Derivative Instruments:
Assets
Swaps	$ 404	$ -	$ 404	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (262,601)	$ -	$ (262,601)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ 404	$ -
Total Value of Derivatives	$ 404	$ -

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $32,856) - See accompanying schedule: Unaffiliated issuers (cost $1,331,269)	$ 1,325,214
Fidelity Central Funds (cost $1,554)	1,486
Total Investments (cost $1,332,823)		$ 1,326,700
Receivable for investments sold, regular delivery		257
Receivable for TBA sale commitments		262,402
Receivable for fund shares sold		151
Interest receivable		3,374
Receivable for daily variation margin for derivative instruments		6
Other receivables		115
Total assets		1,593,005

Liabilities
Payable for investments purchased Regular delivery	$ 6,267
Delayed delivery	416,113
TBA sale commitments, at value	262,601
Payable for fund shares redeemed	828
Distributions payable	112
Accrued management fee	239
Distribution and service plan fees payable	32
Other affiliated payables	115
Other payables and accrued expenses	114
Total liabilities		686,421

Net Assets		$ 906,584
Net Assets consist of:
Paid in capital		$ 1,005,583
Distributions in excess of net investment income		(6,678)
Accumulated undistributed net realized gain (loss) on investments		(86,403)
Net unrealized appreciation (depreciation) on investments		(5,918)
Net Assets		$ 906,584

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,074 ÷ 4,596.2 shares)	$ 10.89

Maximum offering price per share (100/96.00 of $10.89)	$ 11.34
Class T: Net Asset Value and redemption price per share ($25,671 ÷ 2,351.8 shares)	$ 10.92

Maximum offering price per share (100/96.00 of $10.92)	$ 11.37
Class B: Net Asset Value and offering price per share ($2,295 ÷ 210.7 shares)A	$ 10.89

Class C: Net Asset Value and offering price per share ($16,949 ÷ 1,558.1 shares)A	$ 10.88

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($777,576 ÷ 71,199.3 shares)	$ 10.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,019 ÷ 3,125.8 shares)	$ 10.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Interest		$ 24,160
Income from Fidelity Central Funds		417
Total income		24,577

Expenses
Management fee	$ 3,353
Transfer agent fees	1,184
Distribution and service plan fees	450
Fund wide operations fee	379
Independent trustees' compensation	4
Miscellaneous	3
Total expenses before reductions	5,373
Expense reductions	(11)	5,362
Net investment income (loss)		19,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,358)
Fidelity Central Funds	(308)
Swaps	45
Total net realized gain (loss)		(9,621)
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,528)
Swaps	1,564
Delayed delivery commitments	372
Total change in net unrealized appreciation (depreciation)		(31,592)
Net gain (loss)		(41,213)
Net increase (decrease) in net assets resulting from operations		$ (21,998)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,215	$ 25,133
Net realized gain (loss)	(9,621)	17,420
Change in net unrealized appreciation (depreciation)	(31,592)	(321)
Net increase (decrease) in net assets resulting from operations	(21,998)	42,232
Distributions to shareholders from net investment income	(18,567)	(25,516)
Share transactions - net increase (decrease)	(27,928)	70,977
Total increase (decrease) in net assets	(68,493)	87,693

Net Assets
Beginning of period	975,077	887,384
End of period (including distributions in excess of net investment income of $6,678 and distributions in excess of net investment income of $7,609, respectively)	$ 906,584	$ 975,077

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Income from Investment Operations
Net investment income (loss) C	.169	.278	.323	.357	.464
Net realized and unrealized gain (loss)	(.457)	.206	.235	.602	.283
Total from investment operations	(.288)	.484	.558	.959	.747
Distributions from net investment income	(.162)	(.284)	(.328)	(.429)	(.457)
Net asset value, end of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Total Return A, B	(2.57)%	4.41%	5.22%	9.44%	7.63%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.81%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.79%	.81%	.82%	.83%	.84%
Expenses net of all reductions	.79%	.81%	.82%	.83%	.84%
Net investment income (loss)	1.51%	2.48%	2.96%	3.36%	4.59%
Supplemental Data
Net assets, end of period (in millions)	$ 50	$ 60	$ 59	$ 61	$ 47
Portfolio turnover rate E	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.16	$ 10.93	$ 10.40	$ 10.11
Income from Investment Operations
Net investment income (loss) C	.173	.281	.326	.360	.466
Net realized and unrealized gain (loss)	(.458)	.216	.235	.602	.282
Total from investment operations	(.285)	.497	.561	.962	.748
Distributions from net investment income	(.165)	(.287)	(.331)	(.432)	(.458)
Net asset value, end of period	$ 10.92	$ 11.37	$ 11.16	$ 10.93	$ 10.40
Total Return A, B	(2.54)%	4.52%	5.24%	9.44%	7.62%
Ratios to Average Net Assets D, F
Expenses before reductions	.77%	.78%	.79%	.81%	.83%
Expenses net of fee waivers, if any	.77%	.78%	.79%	.81%	.83%
Expenses net of all reductions	.77%	.78%	.79%	.81%	.83%
Net investment income (loss)	1.53%	2.50%	2.99%	3.39%	4.60%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 31	$ 37	$ 41	$ 40
Portfolio turnover rate E	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Income from Investment Operations
Net investment income (loss) C	.090	.200	.248	.286	.398
Net realized and unrealized gain (loss)	(.457)	.207	.235	.602	.283
Total from investment operations	(.367)	.407	.483	.888	.681
Distributions from net investment income	(.083)	(.207)	(.253)	(.358)	(.391)
Net asset value, end of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Total Return A, B	(3.25)%	3.69%	4.51%	8.71%	6.93%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	.80%	1.79%	2.27%	2.69%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 4	$ 5	$ 7	$ 19
Portfolio turnover rate E	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.12	$ 10.90	$ 10.37	$ 10.08
Income from Investment Operations
Net investment income (loss) C	.088	.197	.244	.282	.390
Net realized and unrealized gain (loss)	(.457)	.217	.226	.603	.284
Total from investment operations	(.369)	.414	.470	.885	.674
Distributions from net investment income	(.081)	(.204)	(.250)	(.355)	(.384)
Net asset value, end of period	$ 10.88	$ 11.33	$ 11.12	$ 10.90	$ 10.37
Total Return A, B	(3.28)%	3.76%	4.39%	8.69%	6.86%
Ratios to Average Net Assets D, F
Expenses before reductions	1.52%	1.53%	1.53%	1.53%	1.57%
Expenses net of fee waivers, if any	1.52%	1.53%	1.53%	1.53%	1.57%
Expenses net of all reductions	1.52%	1.53%	1.53%	1.53%	1.57%
Net investment income (loss)	.78%	1.76%	2.24%	2.66%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 18	$ 15	$ 18	$ 18
Portfolio turnover rate E	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.17	$ 10.94	$ 10.41	$ 10.11
Income from Investment Operations
Net investment income (loss) B	.209	.318	.364	.399	.505
Net realized and unrealized gain (loss)	(.458)	.206	.234	.601	.292
Total from investment operations	(.249)	.524	.598	1.000	.797
Distributions from net investment income	(.201)	(.324)	(.368)	(.470)	(.497)
Net asset value, end of period	$ 10.92	$ 11.37	$ 11.17	$ 10.94	$ 10.41
Total Return A	(2.23)%	4.77%	5.59%	9.83%	8.14%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.85%	2.84%	3.33%	3.74%	4.99%
Supplemental Data
Net assets, end of period (in millions)	$ 778	$ 850	$ 765	$ 829	$ 838
Portfolio turnover rate D	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.13	$ 10.90	$ 10.37	$ 10.08
Income from Investment Operations
Net investment income (loss) B	.200	.311	.354	.391	.496
Net realized and unrealized gain (loss)	(.456)	.207	.235	.603	.284
Total from investment operations	(.256)	.518	.589	.994	.780
Distributions from net investment income	(.194)	(.318)	(.359)	(.464)	(.490)
Net asset value, end of period	$ 10.88	$ 11.33	$ 11.13	$ 10.90	$ 10.37
Total Return A	(2.30)%	4.73%	5.53%	9.80%	7.98%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.50%	.53%	.50%	.52%
Expenses net of fee waivers, if any	.51%	.50%	.53%	.50%	.52%
Expenses net of all reductions	.51%	.50%	.53%	.50%	.52%
Net investment income (loss)	1.79%	2.79%	3.24%	3.69%	4.92%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 12	$ 7	$ 10	$ 10
Portfolio turnover rate D	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange

Annual Report

2. Investments in Fidelity Central Funds - continued

Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.
The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,180
Gross unrealized depreciation	(25,872)
Net unrealized appreciation (depreciation) on securities and other investments	$ (12,692)

Tax Cost	$ 1,339,392

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (73,463)
Net unrealized appreciation (depreciation)	$ (12,422)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (73,463)

The Fund intends to elect to defer to its fiscal year ending August 31, 2014 approximately $12,992 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 18,567	$ 25,516

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by

Annual Report

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk Purchased Options	$ 410	$ -
Swaps	45	1,564
Totals (a)	$ 455	$ 1,564

(a) A summary of the value of derivatives by primary risk exposure as of period end,if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the

Annual Report

4. Derivative Instruments - continued

Options - continued

amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $190,734 and $185,810, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 143	$ 7
Class T	-%	.25%	86	1
Class B	.65%	.25%	27	20
Class C	.75%	.25%	194	30
			$ 450	$ 58

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7
Class T	2
Class B*	6
Class C*	2
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 111.19
Class T	58.17
Class B	7.25
Class C	33.17
Fidelity Mortgage Securities Fund	924.10
Institutional Class	51.16
	$ 1,184

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $10.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 831	$ 1,509
Class T	507	879
Class B	23	80
Class C	140	311
Fidelity Mortgage Securities Fund	16,536	22,468
Institutional Class	530	269
Total	$ 18,567	$ 25,516

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	961	1,763	$ 10,873	$ 19,760
Reinvestment of distributions	63	110	705	1,235
Shares redeemed	(1,701)	(1,889)	(19,103)	(21,161)
Net increase (decrease)	(677)	(16)	$ (7,525)	$ (166)
Class T
Shares sold	1,654	517	$ 18,801	$ 5,786
Reinvestment of distributions	42	71	468	794
Shares redeemed	(2,113)	(1,118)	(23,856)	(12,509)
Net increase (decrease)	(417)	(530)	$ (4,587)	$ (5,929)
Class B
Shares sold	3	11	$ 24	$ 118
Reinvestment of distributions	1	4	13	46
Shares redeemed	(116)	(129)	(1,302)	(1,440)
Net increase (decrease)	(112)	(114)	$ (1,265)	$ (1,276)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class C
Shares sold	603	587	$ 6,797	$ 6,563
Reinvestment of distributions	9	19	100	213
Shares redeemed	(663)	(375)	(7,427)	(4,193)
Net increase (decrease)	(51)	231	$ (530)	$ 2,583
Fidelity Mortgage Securities Fund
Shares sold	36,930	15,948	$ 419,717	$ 179,572
Reinvestment of distributions	1,357	1,817	15,278	20,398
Shares redeemed	(41,798)	(11,555)	(472,036)	(129,715)
Net increase (decrease)	(3,511)	6,210	$ (37,041)	$ 70,255
Institutional Class
Shares sold	3,414	710	$ 38,557	$ 7,943
Reinvestment of distributions	45	20	503	228
Shares redeemed	(1,422)	(238)	(16,040)	(2,661)
Net increase (decrease)	2,037	492	$ 23,020	$ 5,510

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Elizabeth S. Acton may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds (2013-present). Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously,Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present),Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously,Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously,Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates $11,110,038 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

AMOR-UANN-1013
1.784762.110

Fidelity®

Mortgage Securities

Fund

(A Class of Fidelity Advisor® Mortgage
Securities Fund)

Annual Report

August 31, 2013

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mortgage Securities Fund	-2.23%	5.14%	3.94%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Securities Fund, a class of the fund, on August 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. MBS Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: A steep late-period sell-off amid the prospect of tighter monetary policy pushed U.S. taxable investment-grade bonds into the red for the 12 months ending August 31, 2013. The Barclays® U.S. Aggregate Bond Index returned -2.47% for the period, hitting its lowest point since December 2009. Most of the damage came in May through August, as interest rates began spiking higher in response to signals from the Federal Reserve that it could taper its stimulative bond-buying programs prior to year-end. The bond market suffered significant investor outflows, causing the sell-off to feed upon itself. Prior to that, "quantitative easing" had provided a positive tone for the market. Shifting expectations for global economic growth also was influential, with surprisingly strong data in the second quarter tempering investor demand for bonds. Among sectors that comprise the index, U.S. Treasuries and mortgage-backed securities - widely viewed as most vulnerable to a cessation of government-bond-buying programs - fared worst, returning -3.07% and -2.37%, respectively, while government-agency securities returned -1.75%. Corporate bonds also lost ground, returning -2.12%, due to rising interest rates and investors' aversion to riskier assets at the end of the period. Thanks largely to their higher yields and solid first-half appreciation, commercial mortgage-backed securities fared best, rising 1.27%.

Comments from William Irving and Franco Castagliuolo, Lead Portfolio Manager and Co-Portfolio Manager, respectively, of Fidelity® Mortgage Securities Fund: For the year, the fund's Retail Class shares returned -2.23%, while the Barclays® U.S. MBS Index returned -2.37%. Our out-of-benchmark stake in private-label mortgage-backed securities (RMBS) - including those issued in the U.S. and the U.K. - was a plus for the fund versus the index. To a lesser extent, our exposure to commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS) proved advantageous, because they, too, outperformed the index from the beginning of the period through April 2013. Our decision to overweight government MBS that were insulated from faster prepayments was a plus as they generally outperformed the benchmark for the 12-month period overall. However, our focus on these securities hurt from May through period end when prepayment protection became less valuable. During this time, the fund's duration - a measure of its sensitivity to interest rates - became longer than the index as prepayments slowed, detracting from relative performance overall. We occasionally used interest rate swaps to manage duration.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2013 to August 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2013	Ending Account Value August 31, 2013	Expenses Paid During Period* March 1, 2013 to August 31, 2013
Class A	.79%
Actual		$ 1,000.00	$ 970.30	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 4.02
Class T	.77%
Actual		$ 1,000.00	$ 971.30	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.32	$ 3.92
Class B	1.49%
Actual		$ 1,000.00	$ 966.90	$ 7.39
HypotheticalA		$ 1,000.00	$ 1,017.69	$ 7.58
Class C	1.51%
Actual		$ 1,000.00	$ 967.60	$ 7.49
HypotheticalA		$ 1,000.00	$ 1,017.59	$ 7.68
Fidelity Mortgage Securities Fund	.45%
Actual		$ 1,000.00	$ 972.90	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.94	$ 2.29
Institutional Class	.51%
Actual		$ 1,000.00	$ 972.50	$ 2.54
HypotheticalA		$ 1,000.00	$ 1,022.63	$ 2.60

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Coupon Distribution as of August 31, 2013
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.2
0.01 - 0.99%	5.0	5.7
1 - 1.99%	1.5	1.1
2 - 2.99%	4.0	4.2
3 - 3.99%	24.8	23.0
4 - 4.99%	25.4	30.0
5 - 5.99%	11.4	16.9
6 - 6.99%	4.2	6.1
7% and over	1.4	1.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of August 31, 2013
6 months ago
Years	4.6	3.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of August 31, 2013
6 months ago
Years	5.2	2.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of August 31, 2013*		As of February 28, 2013**
	Mortgage Securities 95.1%		Mortgage Securities 95.2%
	CMOs and Other Mortgage Related Securities 15.5%		CMOs and Other Mortgage Related Securities 14.0%
	Asset-Backed Securities 2.9%		Asset-Backed Securities 2.6%
	Short-Term Investments and Net Other Assets (Liabilities) (13.5)%†		Short-Term Investments and Net Other Assets (Liabilities) (11.8)%†
* Foreign investments	4.0%	** Foreign investments	3.8%
* Futures and Swaps	(4.8)%	** Futures and Swaps	(3.6)%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Annual Report

Investments August 31, 2013

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 124.1%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 61.0%
1.865% 9/1/37 (e)	$ 22	$ 22
2.294% 7/1/35 (e)	7	7
2.303% 6/1/36 (e)	48	52
2.332% 3/1/35 (e)	38	40
2.336% 5/1/36 (e)	256	269
2.411% 3/1/36 (e)	275	293
2.5% 1/1/28 to 9/1/28	30,100	29,832
2.5% 9/1/43 (c)	1,000	909
2.5% 9/1/43 (c)	2,000	1,818
2.5% 10/1/43 (c)	3,000	2,721
2.517% 4/1/36 (e)	161	168
2.528% 10/1/33 (e)	61	65
2.528% 1/1/35 (e)	317	334
2.574% 5/1/36 (e)	64	69
2.593% 11/1/36 (e)	59	63
2.639% 7/1/35 (e)	71	75
2.733% 8/1/35 (e)	396	422
2.781% 9/1/36 (e)	144	153
2.875% 10/1/36 (e)	172	184
2.878% 6/1/36 (e)	717	761
3% 4/1/27 to 3/1/43	23,135	23,014
3% 9/1/28 (c)	900	919
3% 9/1/43 (c)	14,400	13,767
3% 9/1/43 (c)	14,400	13,767
3% 9/1/43 (c)	9,600	9,178
3% 9/1/43 (c)	9,600	9,178
3% 9/1/43 (c)	38,500	36,807
3% 10/1/43 (c)	38,500	36,709
3% 10/1/43 (c)	19,200	18,307
3% 10/1/43 (c)	28,800	27,460
3.155% 9/1/37 (e)	29	31
3.18% 3/1/42 (e)	4,925	5,135
3.364% 9/1/41 (e)	241	252
3.485% 3/1/40 (e)	432	454
3.5% 4/1/20 to 5/1/43	50,702	51,208
3.5% 9/1/28 (c)	4,000	4,175
3.5% 9/1/43 (c)	9,600	9,574
3.5% 9/1/43 (c)	9,600	9,574
3.5% 10/1/43 (c)	20,400	20,287
4% 10/1/25 to 4/1/42	55,693	57,809
4% 9/1/43 (c)	17,200	17,736
4% 9/1/43 (c)	10,300	10,621
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 9/1/43 (c)	$ 10,300	$ 10,621
4% 9/1/43 (c)	9,800	10,105
4% 9/1/43 (c)	10,600	10,930
4% 10/1/43 (c)	17,200	17,686
4.5% 5/1/25 to 10/1/41	34,888	36,977
5% 5/1/20 to 6/1/40	18,439	19,876
5.5% 2/1/18 to 5/1/38	16,486	17,943
5.565% 8/1/46 (e)	45	49
6% 9/1/29 to 1/1/42	6,700	7,352
6.039% 9/1/36 (e)	202	209
6.296% 4/1/37 (e)	173	181
6.5% 10/1/13 to 5/1/38	3,234	3,574
7% 12/1/15 to 5/1/30	1,588	1,803
7.21% 12/1/36 (e)	44	47
7.5% 8/1/22 to 9/1/32	852	1,000
8% 12/1/29 to 3/1/37	15	18
8.5% 1/1/16 to 7/1/31	154	178
9% 10/1/30	212	260
9.5% 7/1/16 to 8/1/22	23	26
12.5% 8/1/15 to 3/1/16	6	6
12.75% 2/1/15	1	1
13.5% 9/1/14	0*	0*
		553,061
Freddie Mac - 26.2%
1.895% 3/1/35 (e)	161	167
2.137% 5/1/37 (e)	101	106
2.175% 6/1/37 (e)	32	33
2.181% 8/1/37 (e)	93	97
2.356% 5/1/34 (e)	12	13
2.385% 6/1/37 (e)	29	31
2.395% 3/1/36 (e)	496	517
2.443% 6/1/37 (e)	334	357
2.492% 4/1/35 (e)	46	49
2.5% 8/1/28	7,100	7,033
2.53% 11/1/35 (e)	309	326
2.575% 6/1/37 (e)	640	671
2.699% 4/1/37 (e)	136	145
2.711% 6/1/33 (e)	965	1,031
2.72% 4/1/37 (e)	9	9
2.831% 7/1/36 (e)	138	148
3% 11/1/42 to 3/1/43	7,411	7,072
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3% 9/1/43 (c)	$ 10,100	$ 9,626
3% 10/1/43 (c)	10,100	9,600
3.087% 9/1/41 (e)	1,027	1,063
3.126% 10/1/35 (e)	63	68
3.5% 1/1/26 to 4/1/43	57,477	57,495
4% 6/1/24 to 5/1/42	29,355	30,420
4% 9/1/43 (c)	4,500	4,630
4% 10/1/43 (c)	4,500	4,617
4.5% 7/1/25 to 3/1/42	33,811	35,677
4.5% 9/1/43 (c)	600	631
5% 7/1/33 to 9/1/40 (d)	21,193	22,811
5.5% 10/1/17 to 10/1/39	20,889	22,623
5.7% 10/1/36 (e)	27	28
6% 4/1/14 to 6/1/39	4,803	5,250
6.011% 4/1/37 (e)	81	85
6.442% 12/1/36 (e)	558	593
6.5% 11/1/13 to 9/1/39	7,345	8,166
7% 6/1/21 to 9/1/36	2,271	2,602
7.5% 7/1/14 to 7/1/34	3,280	3,779
8% 11/1/16 to 1/1/37	39	46
8.5% 6/1/16 to 9/1/20	8	8
9% 9/1/16 to 5/1/21	59	64
10% 1/1/16 to 12/1/18	6	7
10.5% 2/1/16	0*	0*
12.5% 2/1/14 to 12/1/14	0*	0*
13% 12/1/13 to 6/1/15	2	2
		237,696
Ginnie Mae - 36.9%
3% 8/20/42 to 9/20/42	8,065	7,804
3.5% 3/15/42 to 7/15/43	9,827	9,917
3.5% 9/1/43 (c)	39,300	39,598
3.5% 10/1/43 (c)	39,300	39,478
4% 9/15/25 to 7/15/43	83,684	87,059
4% 9/1/43 (c)	12,900	13,421
4.497% 1/20/62 (i)	779	846
4.5% 8/15/33 to 3/20/41	67,360	71,776
4.564% 11/20/61 (i)	909	987
4.751% 12/20/60 (i)	13,517	14,681
4.814% 1/20/61 (i)	316	345
5% 9/20/33 to 6/20/41	34,311	37,317
5.5% 10/15/33 to 9/15/39	4,305	4,732
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
6% 1/15/36 to 9/20/38	$ 3,329	$ 3,694
6.5% 10/15/34 to 7/15/36	269	305
7% 2/15/24 to 4/20/32	1,316	1,528
7.5% 12/15/16 to 4/15/32	523	607
8% 6/15/21 to 12/15/25	249	289
8.5% 8/15/16 to 10/15/28	257	297
9% 11/20/17	1	1
10.5% 10/20/17 to 2/20/18	5	6
		334,688
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,131,628)		1,125,445
Asset-Backed Securities - 2.9%

American Credit Acceptance Receivables Trust:
Series 2012-2 Class A, 1.89% 7/15/16 (b)	1,285	1,288
Series 2013-2 Class A, 1.32% 2/15/17 (b)	2,690	2,690
Ameriquest Mortgage Securities, Inc. pass-thru certificates Series 2005-R6 Class A2, 0.3841% 8/25/35 (e)	1,689	1,670
CFC LLC Series 2013-1A Class A, 1.65% 7/17/17 (b)	247	247
Countrywide Asset-Backed Certificates Trust Series 2006-25 Class 2A2, 0.3041% 6/25/47 (e)	1,148	1,142
Exeter Auto Receivables Trust Series 2013-1A Class A, 1.29% 10/16/17 (b)	4,394	4,373
GSAMP Trust:
Series 2004-AR1 Class B4, 2.4259% 6/25/34 (b)(c)	82	6
Series 2004-AR2 Class B1, 3.0341% 8/25/34 (e)	712	31
Ocala Funding LLC Series 2006-1A Class A, 1.5841% 3/20/11 (a)(b)(e)	2,100	0
Soundview Home Loan Trust Series 2006-WF1 Class A3, 5.5619% 10/25/36	6,539	5,582
Specialty Underwriting & Residential Finance Trust Series 2006-BC1 Class A2C, 0.3841% 12/25/36 (e)	2,638	2,596
Structured Asset Securities Corp.:
Series 2005-NC2 Class M3, 0.6141% 5/25/35 (e)	1,995	1,755
Series 2007-BC3 Class 2A1, 0.2441% 5/25/47 (e)	5,138	5,073
TOTAL ASSET-BACKED SECURITIES (Cost $28,243)		26,453
Collateralized Mortgage Obligations - 12.6%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 5.6%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (b)(e)	$ 104	$ 105
Citigroup Mortgage Loan Trust Series 2010-7 Class 9A1, 4.5% 10/25/37 (b)	1,827	1,843
Credit Suisse Commercial Mortgage Trust floater Series 2010-15R Class 5A5, 0.5441% 11/26/35 (b)(e)	5,500	4,924
Credit Suisse Mortgage Capital Certificates:
floater Series 2011-7R Class A1, 1.4444% 8/28/47 (b)(e)	770	768
sequential payer Series 2010-16 Class A1, 3% 6/25/50 (b)	51	51
CSMC floater Series 2011-1R Class A1, 1.1944% 2/27/47 (b)(e)	1,495	1,487
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6056% 10/25/34 (e)	689	683
Granite Master Issuer PLC:
floater:
Series 2006-1A Class A5, 0.3241% 12/20/54 (b)(e)	7,874	7,729
Series 2006-4 Class A4, 0.2841% 12/20/54 (e)	7,686	7,544
Series 2007-1:
Class 2A1, 0.3241% 12/20/54 (e)	2,642	2,593
Class 3A1, 0.3841% 12/20/54 (e)	2,348	2,304
Series 2007-2 Class 2A1, 0.2641% 12/17/54 (e)	2,845	2,793
Series 2007-2 Class 3A1, 0.3641% 12/17/54 (e)	1,722	1,690
Granite Mortgages Series 2003-2 Class 1A3, 0.7662% 7/20/43 (e)	320	315
Granite Mortgages PLC floater:
Series 2003-3 Class 1A3, 0.6662% 1/20/44 (e)	871	857
Series 2004-1 Class 2A1, 0.5923% 3/20/44 (e)	4,583	4,508
Series 2004-3 Class 2A1, 0.5523% 9/20/44 (e)	2,853	2,806
JP Morgan REREMIC Trust floater Series 2009-5 Class 2A1, 2.082% 1/26/37 (b)(e)	929	920
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3941% 5/25/47 (e)	420	313
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3541% 2/25/37 (e)	2,073	1,772
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5477% 4/25/33 (e)	237	235
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 0.8241% 9/25/43 (e)	529	503
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.4934% 9/25/33 (e)	1,584	1,579
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR2 Class 1A2, 2.6807% 3/25/35 (e)	$ 338	$ 203
Series 2006-AR10 Class 3A1, 2.6326% 7/25/36 (e)	2,300	2,257
TOTAL PRIVATE SPONSOR		50,782
U.S. Government Agency - 7.0%
Fannie Mae:
floater:
Series 2003-118 Class S, 7.9159% 12/25/33 (e)(g)(h)	601	115
Series 2007-57 Class FA, 0.4141% 6/25/37 (e)	2,663	2,659
planned amortization class:
Series 1994-23:
Class PX, 6% 8/25/23	113	113
Class PZ, 6% 2/25/24	3,518	3,926
Series 1999-17 Class PG, 6% 4/25/29	1,224	1,341
Series 1999-32 Class PL, 6% 7/25/29	1,052	1,154
Series 1999-33 Class PK, 6% 7/25/29	596	655
Series 2001-52 Class YZ, 6.5% 10/25/31	67	75
Series 2005-39 Class TE, 5% 5/25/35	1,120	1,216
Series 2005-73 Class SA, 17.0714% 8/25/35 (e)(h)	269	322
Series 2006-105 Class MD, 5.5% 6/25/35	1,145	1,210
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	1,138	1,247
Series 2001-31 Class ZC, 6.5% 7/25/31	497	556
Series 2002-16 Class ZD, 6.5% 4/25/32	182	204
Series 2002-74 Class SV, 7.3659% 11/25/32 (e)(g)	358	70
Series 2002-79 Class Z, 5.5% 11/25/22	579	632
Series 1993-165 Class SH, 19.2792% 9/25/23 (e)(h)	57	73
Series 2003-21 Class SK, 7.9159% 3/25/33 (e)(g)(h)	202	45
Series 2003-35 Class TQ, 7.3159% 5/25/18 (e)(g)(h)	133	17
Series 2003-39 Class IA, 5.5% 10/25/22 (e)(g)	94	2
Series 2003-42 Class SJ, 6.8659% 11/25/22 (e)(g)(h)	58	2
Series 2003-48 Class HI, 5% 11/25/17 (g)	104	1
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2005-104 Class NI, 6.5159% 3/25/35 (e)(g)(h)	$ 2,659	$ 375
Series 2007-57 Class SA, 39.5156% 6/25/37 (e)(h)	797	1,427
Series 2007-66:
Class FB, 0.5841% 7/25/37 (e)	1,352	1,360
Class SB, 38.4956% 7/25/37 (e)(h)	249	450
Series 2008-12 Class SG, 6.1659% 3/25/38 (e)(g)(h)	1,490	191
Series 2009-114 Class AI, 5% 12/25/23 (g)	773	54
Series 2009-16 Class SA, 6.0659% 3/25/24 (e)(g)(h)	842	59
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	500	40
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	219	21
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	325	29
Series 2010-12 Class AI, 5% 12/25/18 (g)	1,419	125
Series 2010-135 Class LS, 5.8659% 12/25/40 (e)(g)(h)	1,283	205
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,452	239
Series 2010-23:
Class AI, 5% 12/25/18 (g)	639	46
Class HI, 4.5% 10/25/18 (g)	411	33
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	1,318	104
Series 2010-96 Class DI, 4% 5/25/23 (g)	182	2
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	673	61
Series 2011-67 Class AI, 4% 7/25/26 (g)	419	49
Series 2011-83 Class DI, 6% 9/25/26 (g)	710	112
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 7/1/18 (g)	418	33
Series 348 Class 14, 6.5% 8/1/34 (e)(g)	335	61
Series 351:
Class 12, 5.5% 4/1/34 (e)(g)	227	41
Class 13, 6% 3/1/34 (g)	299	54
Series 359 Class 19, 6% 7/1/35 (g)	247	37
Series 384 Class 6, 5% 7/25/37 (g)	830	117
Freddie Mac:
floater Series 3222 Class HF, 0% 9/15/36 (e)	19	16
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	1,233	1,357
Series 2104 Class PG, 6% 12/15/28	382	419
Series 2121 Class MG, 6% 2/15/29	524	575
Series 2154 Class PT, 6% 5/15/29	846	928
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 2162 Class PH, 6% 6/15/29	$ 137	$ 150
Series 2520 Class BE, 6% 11/15/32	678	743
Series 2585 Class KS, 7.4159% 3/15/23 (e)(g)(h)	77	12
Series 2590 Class YR, 5.5% 9/15/32 (g)	10	0*
Series 2802 Class OB, 6% 5/15/34	3,375	3,739
Series 2810 Class PD, 6% 6/15/33	426	435
Series 3002 Class NE, 5% 7/15/35	680	739
Series 3189 Class PD, 6% 7/15/36	610	700
Series 3415 Class PC, 5% 12/15/37	398	426
Series 3786 Class HI, 4% 3/15/38 (g)	1,313	213
Series 3806 Class UP, 4.5% 2/15/41	1,958	2,089
Series 3832 Class PE, 5% 3/15/41	960	999
Series 70 Class C, 9% 9/15/20	26	29
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	183	201
Series 2135 Class JE, 6% 3/15/29	585	641
Series 2274 Class ZM, 6.5% 1/15/31	276	309
Series 2281 Class ZB, 6% 3/15/30	236	258
Series 2357 Class ZB, 6.5% 9/15/31	548	617
Series 2502 Class ZC, 6% 9/15/32	660	727
Series 2817 Class SD, 6.8659% 7/15/30 (e)(g)(h)	45	0*
Series 3097 Class IA, 5.5% 3/15/33 (g)	335	12
Series 4176 Class BA, 3% 2/15/33	1,101	1,128
Series 1658 Class GZ, 7% 1/15/24	780	874
Series 2380 Class SY, 8.0159% 11/15/31 (e)(g)(h)	2,002	432
Series 2587 Class IM, 6.5% 3/15/33 (g)	353	70
Series 2844:
Class SC, 45.6036% 8/15/24 (e)(h)	27	51
Class SD, 84.0572% 8/15/24 (e)(h)	40	102
Series 2947 Class XZ, 6% 3/15/35	727	800
Series 3055 Class CS, 6.4059% 10/15/35 (e)(g)	451	81
Series 3244 Class SG, 6.4759% 11/15/36 (e)(g)(h)	719	117
Series 3274 Class SM, 6.2459% 2/15/37 (e)(g)	601	87
Series 3284 Class CI, 5.9359% 3/15/37 (e)(g)	1,794	256
Series 3287 Class SD, 6.5659% 3/15/37 (e)(g)(h)	1,138	207
Series 3297 Class BI, 6.5759% 4/15/37 (e)(g)(h)	1,660	274
Series 3336 Class LI, 6.3959% 6/15/37 (e)(g)	996	162
Series 3772 Class BI, 4.5% 10/15/18 (g)	859	63
Series 3949 Class MK, 4.5% 10/15/34	600	636
Series 4181 Class LA, 3% 3/15/37	1,522	1,541
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
Series 4182 Class BA, 3% 6/15/37	$ 6,183	$ 6,323
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	513	574
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.4981% 6/16/37 (e)(g)(h)	399	75
Series 2010-H17 Class FA, 0.5164% 7/20/60 (e)(i)	375	370
Series 2010-H18 Class AF, 0.4953% 9/20/60 (e)(i)	409	403
Series 2010-H19 Class FG, 0.4953% 8/20/60 (e)(i)	533	526
Series 2011-H05 Class FA, 0.6953% 12/20/60 (e)(i)	1,383	1,377
Series 2011-H13 Class FA, 0.6953% 4/20/61 (e)(i)	218	218
Series 2011-H14:
Class FB, 0.6953% 5/20/61 (e)(i)	1,583	1,575
Class FC, 0.6953% 5/20/61 (e)(i)	1,521	1,514
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (g)	790	155
sequential payer:
Series 2001-33 Class SD, 7.8659% 7/20/31 (e)(g)(h)	63	15
Series 2002-24 Class SK, 7.7659% 4/16/32 (e)(g)(h)	1,693	406
Series 2002-42 Class ZA, 6% 6/20/32	685	760
Series 2004-24 Class ZM, 5% 4/20/34	972	1,080
Series 1998-2 Class SA, 8.3159% 1/16/28 (e)(g)	660	148
Series 1999-34 Class SC, 8.4159% 9/16/19 (e)(g)(h)	767	80
Series 1999-40 Class SE, 8.7659% 11/16/29 (e)(g)(h)	1,067	121
Series 2000-8 Class SA, 8.2659% 1/16/30 (e)(g)(h)	903	99
Series 2001-3 Class S, 7.9159% 2/16/31 (e)(g)	395	83
Series 2001-36:
Class SB, 7.9159% 12/16/23 (e)(g)(h)	1,136	217
Class SP, 8.5659% 9/16/26 (e)(g)	870	161
Series 2001-38 Class SB, 7.3959% 8/16/31 (e)(g)(h)	631	131
Series 2001-41 Class SG, 8.5659% 9/16/31 (e)(g)	430	75
Series 2001-46 Class SB, 7.9659% 5/16/23 (e)(g)	607	80
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
Series 2001-49:
Class SC, 7.4159% 12/16/25 (e)(g)(h)	$ 1,499	$ 267
Class SL, 7.4159% 5/16/30 (e)(g)(h)	1,637	322
Class SV, 8.0659% 12/16/28 (e)(g)(h)	1,504	171
Series 2001-50:
Class SD, 8.0159% 11/20/31 (e)(g)(h)	934	212
Class ST, 7.5159% 8/16/27 (e)(g)(h)	379	79
Series 2002-5 Class SP, 7.2659% 1/16/32 (e)(g)(h)	647	125
Series 2004-32 Class GS, 6.3081% 5/16/34 (e)(g)(h)	595	114
Series 2004-73 Class AL, 7.0159% 8/17/34 (e)(g)(h)	212	37
Series 2008-60 Class SH, 5.9581% 7/16/38 (e)(g)(h)	558	86
Series 2011-52 Class HI, 7% 4/16/41 (g)	2,343	603
Series 2012-76 Class GS, 6.5081% 6/16/42 (e)(g)(h)	1,282	193
Series 2012-97 Class JS, 6.0581% 8/16/42 (e)(g)(h)	4,303	661
TOTAL U.S. GOVERNMENT AGENCY		63,611
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $113,401)		114,393
Commercial Mortgage Securities - 2.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3471% 2/14/43 (e)(g)	1,371	41
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3341% 8/15/29 (b)(e)	2,910	2,914
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 0.4941% 7/25/37 (b)(e)	56	27
Class M2, 0.5241% 7/25/37 (b)(e)	58	17
Class M3, 0.5541% 7/25/37 (b)(e)	95	22
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.198% 5/15/35 (b)(e)(g)	4,449	71
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,110	5,590
Granite Master Issuer PLC floater Series 2005-2 Class A6, 0.4441% 12/20/54 (e)	2,591	2,543
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II floater Series 2007-EOP Class A2, 1.2601% 3/6/20 (b)(e)	$ 235	$ 236
GS Mortgage Securities Corp. Trust Series 2013-KYO Class A, 1.035% 11/8/29 (b)(e)	5,000	4,957
JPMorgan Chase Commercial Mortgage Securities Corp. floater Series 2011-CCHP Class A, 2.6% 7/15/28 (b)(e)	1,281	1,279
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-LD11 Class A4, 5.8137% 6/15/49 (e)	4,140	4,611
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C6 Class A2, 5.845% 7/15/40	247	246
Series 2007-C1 Class XCP, 0.4262% 2/15/40 (e)(g)	7,984	15
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.7234% 7/9/21 (b)(e)	1,210	1,190
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (e)	175	192
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C33 Class A4, 5.9241% 2/15/51 (e)	1,470	1,604
Series 2007-C31A Class A2, 5.421% 4/15/47	511	512
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $25,141)		26,067
Fixed-Income Funds - 0.2%
	Shares
Fidelity Mortgage Backed Securities Central Fund (f) (Cost $1,554)	14,131	1,486
Cash Equivalents - 3.6%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.04%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) # (Cost $32,856)	$ 32,856	$ 32,856
TOTAL INVESTMENT PORTFOLIO - 146.3% (Cost $1,332,823)		1,326,700
NET OTHER ASSETS (LIABILITIES) - (46.3)%		(420,116)
NET ASSETS - 100%		$ 906,584
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
2.5% 9/1/43	$ (3,000)	(2,727)
3% 9/1/43	(38,500)	(36,807)
3% 9/1/43	(19,200)	(18,355)
3% 9/1/43	(28,800)	(27,533)
3.5% 9/1/43	(9,600)	(9,574)
3.5% 9/1/43	(9,600)	(9,574)
4% 9/1/43	(10,300)	(10,621)
4% 9/1/43	(10,300)	(10,621)
4% 9/1/43	(17,200)	(17,736)
TOTAL FANNIE MAE		(143,548)
Freddie Mac
3% 9/1/43	(10,100)	(9,626)
4% 9/1/43	(4,500)	(4,630)
TOTAL FREDDIE MAC		(14,256)
TBA Sale Commitments - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae
3.5% 9/1/43	$ (39,300)	$ (39,598)
4% 9/1/43	(2,000)	(2,076)
4% 9/1/43	(17,200)	(17,857)
4% 9/1/43	(10,300)	(10,693)
4% 9/1/43	(12,900)	(13,393)
4% 9/1/43	(9,800)	(10,174)
4% 9/1/43	(10,600)	(11,006)
TOTAL GINNIE MAE		(104,797)
TOTAL TBA SALE COMMITMENTS (Proceeds $262,402)		$ (262,601)
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (000s) (2)	Unrealized Appreciation/ (Depreciation) (000s)
CME	Jun. 2015	19,717	3-month LIBOR	0.46%	$ 0*	$ 0	$ 0*
CME	Jun. 2018	13,187	3-month LIBOR	1.23%	246	0	246
CME	Jun. 2018	10,574	3-month LIBOR	1.31%	158	0	158
TOTAL INTEREST RATE SWAPS					$ 404	$ 0	$ 404
(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.
(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Non-income producing - Security is in default.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,144,000 or 4.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $504,000.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

* Amount represents less than $1,000.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Investments - continued

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$32,856,000 due 9/03/13 at 0.04%
Barclays Capital, Inc.	$ 9,642
Citibank NA	1,524
Citigroup Global Markets, Inc.	1,905
Commerz Markets LLC	2,643
HSBC Securities (USA), Inc.	7,619
Mizuho Securities USA, Inc.	9,523
$ 32,856
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 417
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ -	$ 121,364	$ 119,503	$ 1,486	0.0%
Other Information

The following is a summary of the inputs used, as of August 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 1,125,445	$ -	$ 1,125,445	$ -
Asset-Backed Securities	26,453	-	26,453	-
Collateralized Mortgage Obligations	114,393	-	114,393	-
Commercial Mortgage Securities	26,067	-	26,067	-
Fixed-Income Funds	1,486	1,486	-	-
Cash Equivalents	32,856	-	32,856	-
Total Investments in Securities:	$ 1,326,700	$ 1,486	$ 1,325,214	$ -
Derivative Instruments:
Assets
Swaps	$ 404	$ -	$ 404	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (262,601)	$ -	$ (262,601)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swaps (a)	$ 404	$ -
Total Value of Derivatives	$ 404	$ -

(a) For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $32,856) - See accompanying schedule: Unaffiliated issuers (cost $1,331,269)	$ 1,325,214
Fidelity Central Funds (cost $1,554)	1,486
Total Investments (cost $1,332,823)		$ 1,326,700
Receivable for investments sold, regular delivery		257
Receivable for TBA sale commitments		262,402
Receivable for fund shares sold		151
Interest receivable		3,374
Receivable for daily variation margin for derivative instruments		6
Other receivables		115
Total assets		1,593,005

Liabilities
Payable for investments purchased Regular delivery	$ 6,267
Delayed delivery	416,113
TBA sale commitments, at value	262,601
Payable for fund shares redeemed	828
Distributions payable	112
Accrued management fee	239
Distribution and service plan fees payable	32
Other affiliated payables	115
Other payables and accrued expenses	114
Total liabilities		686,421

Net Assets		$ 906,584
Net Assets consist of:
Paid in capital		$ 1,005,583
Distributions in excess of net investment income		(6,678)
Accumulated undistributed net realized gain (loss) on investments		(86,403)
Net unrealized appreciation (depreciation) on investments		(5,918)
Net Assets		$ 906,584

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($50,074 ÷ 4,596.2 shares)	$ 10.89

Maximum offering price per share (100/96.00 of $10.89)	$ 11.34
Class T: Net Asset Value and redemption price per share ($25,671 ÷ 2,351.8 shares)	$ 10.92

Maximum offering price per share (100/96.00 of $10.92)	$ 11.37
Class B: Net Asset Value and offering price per share ($2,295 ÷ 210.7 shares)A	$ 10.89

Class C: Net Asset Value and offering price per share ($16,949 ÷ 1,558.1 shares)A	$ 10.88

Fidelity Mortgage Securities Fund: Net Asset Value, offering price and redemption price per share ($777,576 ÷ 71,199.3 shares)	$ 10.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,019 ÷ 3,125.8 shares)	$ 10.88

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended August 31, 2013

Investment Income
Interest		$ 24,160
Income from Fidelity Central Funds		417
Total income		24,577

Expenses
Management fee	$ 3,353
Transfer agent fees	1,184
Distribution and service plan fees	450
Fund wide operations fee	379
Independent trustees' compensation	4
Miscellaneous	3
Total expenses before reductions	5,373
Expense reductions	(11)	5,362
Net investment income (loss)		19,215
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(9,358)
Fidelity Central Funds	(308)
Swaps	45
Total net realized gain (loss)		(9,621)
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,528)
Swaps	1,564
Delayed delivery commitments	372
Total change in net unrealized appreciation (depreciation)		(31,592)
Net gain (loss)		(41,213)
Net increase (decrease) in net assets resulting from operations		$ (21,998)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2013	Year ended August 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,215	$ 25,133
Net realized gain (loss)	(9,621)	17,420
Change in net unrealized appreciation (depreciation)	(31,592)	(321)
Net increase (decrease) in net assets resulting from operations	(21,998)	42,232
Distributions to shareholders from net investment income	(18,567)	(25,516)
Share transactions - net increase (decrease)	(27,928)	70,977
Total increase (decrease) in net assets	(68,493)	87,693

Net Assets
Beginning of period	975,077	887,384
End of period (including distributions in excess of net investment income of $6,678 and distributions in excess of net investment income of $7,609, respectively)	$ 906,584	$ 975,077

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Income from Investment Operations
Net investment income (loss) C	.169	.278	.323	.357	.464
Net realized and unrealized gain (loss)	(.457)	.206	.235	.602	.283
Total from investment operations	(.288)	.484	.558	.959	.747
Distributions from net investment income	(.162)	(.284)	(.328)	(.429)	(.457)
Net asset value, end of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Total Return A, B	(2.57)%	4.41%	5.22%	9.44%	7.63%
Ratios to Average Net Assets D, F
Expenses before reductions	.79%	.81%	.82%	.83%	.84%
Expenses net of fee waivers, if any	.79%	.81%	.82%	.83%	.84%
Expenses net of all reductions	.79%	.81%	.82%	.83%	.84%
Net investment income (loss)	1.51%	2.48%	2.96%	3.36%	4.59%
Supplemental Data
Net assets, end of period (in millions)	$ 50	$ 60	$ 59	$ 61	$ 47
Portfolio turnover rate E	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.16	$ 10.93	$ 10.40	$ 10.11
Income from Investment Operations
Net investment income (loss) C	.173	.281	.326	.360	.466
Net realized and unrealized gain (loss)	(.458)	.216	.235	.602	.282
Total from investment operations	(.285)	.497	.561	.962	.748
Distributions from net investment income	(.165)	(.287)	(.331)	(.432)	(.458)
Net asset value, end of period	$ 10.92	$ 11.37	$ 11.16	$ 10.93	$ 10.40
Total Return A, B	(2.54)%	4.52%	5.24%	9.44%	7.62%
Ratios to Average Net Assets D, F
Expenses before reductions	.77%	.78%	.79%	.81%	.83%
Expenses net of fee waivers, if any	.77%	.78%	.79%	.81%	.83%
Expenses net of all reductions	.77%	.78%	.79%	.81%	.83%
Net investment income (loss)	1.53%	2.50%	2.99%	3.39%	4.60%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 31	$ 37	$ 41	$ 40
Portfolio turnover rate E	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 11.14	$ 10.91	$ 10.38	$ 10.09
Income from Investment Operations
Net investment income (loss) C	.090	.200	.248	.286	.398
Net realized and unrealized gain (loss)	(.457)	.207	.235	.602	.283
Total from investment operations	(.367)	.407	.483	.888	.681
Distributions from net investment income	(.083)	(.207)	(.253)	(.358)	(.391)
Net asset value, end of period	$ 10.89	$ 11.34	$ 11.14	$ 10.91	$ 10.38
Total Return A, B	(3.25)%	3.69%	4.51%	8.71%	6.93%
Ratios to Average Net Assets D, F
Expenses before reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of fee waivers, if any	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income (loss)	.80%	1.79%	2.27%	2.69%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 2	$ 4	$ 5	$ 7	$ 19
Portfolio turnover rate E	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.12	$ 10.90	$ 10.37	$ 10.08
Income from Investment Operations
Net investment income (loss) C	.088	.197	.244	.282	.390
Net realized and unrealized gain (loss)	(.457)	.217	.226	.603	.284
Total from investment operations	(.369)	.414	.470	.885	.674
Distributions from net investment income	(.081)	(.204)	(.250)	(.355)	(.384)
Net asset value, end of period	$ 10.88	$ 11.33	$ 11.12	$ 10.90	$ 10.37
Total Return A, B	(3.28)%	3.76%	4.39%	8.69%	6.86%
Ratios to Average Net Assets D, F
Expenses before reductions	1.52%	1.53%	1.53%	1.53%	1.57%
Expenses net of fee waivers, if any	1.52%	1.53%	1.53%	1.53%	1.57%
Expenses net of all reductions	1.52%	1.53%	1.53%	1.53%	1.57%
Net investment income (loss)	.78%	1.76%	2.24%	2.66%	3.86%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 18	$ 15	$ 18	$ 18
Portfolio turnover rate E	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Mortgage Securities Fund

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 11.17	$ 10.94	$ 10.41	$ 10.11
Income from Investment Operations
Net investment income (loss) B	.209	.318	.364	.399	.505
Net realized and unrealized gain (loss)	(.458)	.206	.234	.601	.292
Total from investment operations	(.249)	.524	.598	1.000	.797
Distributions from net investment income	(.201)	(.324)	(.368)	(.470)	(.497)
Net asset value, end of period	$ 10.92	$ 11.37	$ 11.17	$ 10.94	$ 10.41
Total Return A	(2.23)%	4.77%	5.59%	9.83%	8.14%
Ratios to Average Net Assets C, E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.85%	2.84%	3.33%	3.74%	4.99%
Supplemental Data
Net assets, end of period (in millions)	$ 778	$ 850	$ 765	$ 829	$ 838
Portfolio turnover rate D	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended August 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.33	$ 11.13	$ 10.90	$ 10.37	$ 10.08
Income from Investment Operations
Net investment income (loss) B	.200	.311	.354	.391	.496
Net realized and unrealized gain (loss)	(.456)	.207	.235	.603	.284
Total from investment operations	(.256)	.518	.589	.994	.780
Distributions from net investment income	(.194)	(.318)	(.359)	(.464)	(.490)
Net asset value, end of period	$ 10.88	$ 11.33	$ 11.13	$ 10.90	$ 10.37
Total Return A	(2.30)%	4.73%	5.53%	9.80%	7.98%
Ratios to Average Net Assets C, E
Expenses before reductions	.51%	.50%	.53%	.50%	.52%
Expenses net of fee waivers, if any	.51%	.50%	.53%	.50%	.52%
Expenses net of all reductions	.51%	.50%	.53%	.50%	.52%
Net investment income (loss)	1.79%	2.79%	3.24%	3.69%	4.92%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 12	$ 7	$ 10	$ 10
Portfolio turnover rate D	474%	451%	490%	527%	476%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Mortgage Backed Securities Central Fund	Fidelity Investment Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Options Repurchase Agreements Swaps

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange

Annual Report

2. Investments in Fidelity Central Funds - continued

Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,180
Gross unrealized depreciation	(25,872)
Net unrealized appreciation (depreciation) on securities and other investments	$ (12,692)

Tax Cost	$ 1,339,392

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (73,463)
Net unrealized appreciation (depreciation)	$ (12,422)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (73,463)

The Fund intends to elect to defer to its fiscal year ending August 31, 2014 approximately $12,992 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

The tax character of distributions paid was as follows:

	August 31, 2013	August 31, 2012
Ordinary Income	$ 18,567	$ 25,516

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by

Annual Report

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management expects that the impact of the updates' adoption will be limited to additional financial statement disclosures as applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

any such pledged collateral is identified in the Schedule of Investments. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk Purchased Options	$ 410	$ -
Swaps	45	1,564
Totals (a)	$ 455	$ 1,564

(a) A summary of the value of derivatives by primary risk exposure as of period end,if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the

Annual Report

4. Derivative Instruments - continued

Options - continued

amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $190,734 and $185,810, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 143	$ 7
Class T	-%	.25%	86	1
Class B	.65%	.25%	27	20
Class C	.75%	.25%	194	30
			$ 450	$ 58

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7
Class T	2
Class B*	6
Class C*	2
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 111.19
Class T	58.17
Class B	7.25
Class C	33.17
Fidelity Mortgage Securities Fund	924.10
Institutional Class	51.16
	$ 1,184

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $10.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended August 31,	2013	2012
From net investment income
Class A	$ 831	$ 1,509
Class T	507	879
Class B	23	80
Class C	140	311
Fidelity Mortgage Securities Fund	16,536	22,468
Institutional Class	530	269
Total	$ 18,567	$ 25,516

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class A
Shares sold	961	1,763	$ 10,873	$ 19,760
Reinvestment of distributions	63	110	705	1,235
Shares redeemed	(1,701)	(1,889)	(19,103)	(21,161)
Net increase (decrease)	(677)	(16)	$ (7,525)	$ (166)
Class T
Shares sold	1,654	517	$ 18,801	$ 5,786
Reinvestment of distributions	42	71	468	794
Shares redeemed	(2,113)	(1,118)	(23,856)	(12,509)
Net increase (decrease)	(417)	(530)	$ (4,587)	$ (5,929)
Class B
Shares sold	3	11	$ 24	$ 118
Reinvestment of distributions	1	4	13	46
Shares redeemed	(116)	(129)	(1,302)	(1,440)
Net increase (decrease)	(112)	(114)	$ (1,265)	$ (1,276)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
Years ended August 31,	2013	2012	2013	2012
Class C
Shares sold	603	587	$ 6,797	$ 6,563
Reinvestment of distributions	9	19	100	213
Shares redeemed	(663)	(375)	(7,427)	(4,193)
Net increase (decrease)	(51)	231	$ (530)	$ 2,583
Fidelity Mortgage Securities Fund
Shares sold	36,930	15,948	$ 419,717	$ 179,572
Reinvestment of distributions	1,357	1,817	15,278	20,398
Shares redeemed	(41,798)	(11,555)	(472,036)	(129,715)
Net increase (decrease)	(3,511)	6,210	$ (37,041)	$ 70,255
Institutional Class
Shares sold	3,414	710	$ 38,557	$ 7,943
Reinvestment of distributions	45	20	503	228
Shares redeemed	(1,422)	(238)	(16,040)	(2,661)
Net increase (decrease)	2,037	492	$ 23,020	$ 5,510

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and the Shareholders of Fidelity Advisor Mortgage Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Mortgage Securities Fund (a fund of Fidelity Advisor Series II) at August 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Mortgage Securities Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2013

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds. Mr. Curvey oversees 387 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Mr. Gamper is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Ms. Knowles is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2012-present). Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)

Year of Election or Appointment: 2005

Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Elizabeth S. Acton may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupation
Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity Fixed Income and Asset Allocation Funds (2013-present). Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (November 2011-April 2012), Executive Vice President, Chief Financial Officer (April 2002-November 2011), and Treasurer (May 2004-May 2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2013-present), Assistant Treasurer of other Fidelity funds (2010-present), and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-2013), Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Charles S. Morrison (1960)

Year of Election or Appointment: 2012

Vice President of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Morrison also serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Robert P. Brown (1963)

Year of Election or Appointment: 2012

Vice President of Fidelity's Bond Funds. Mr. Brown also serves as Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Scott C. Goebel (1968)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of certain Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Marc Bryant (1966)

Year of Election or Appointment: 2013

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Bryant also serves as Secretary and Chief Legal Officer (2010-present) and Secretary (2013-present) of other Fidelity funds and Senior Vice President and Deputy General Counsel of Fidelity Investments. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2012

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Baumann also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2012-present), Chief AML Officer of FMR LLC (2012-present), and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Christine Reynolds (1958)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (1967)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephen Sadoski (1971)

Year of Election or Appointment: 2013

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Sadoski also serves as Deputy Treasurer of other Fidelity funds (2012-present) and is an employee of Fidelity Investments (2012-present). Previously,Mr. Sadoski served as Deputy Treasurer (2012-2013) and Assistant Treasurer (2012-2013) of other Fidelity funds, an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer of the Fidelity funds. Ms. Stagnone is an employee of Fidelity Investments.
Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as President and Treasurer (2013-present),Vice President and Assistant Treasurer (2011-present), and Deputy Treasurer (2008-present) of other Fidelity funds, and is an employee of Fidelity Investments (2008-present). Previously,Mr. Deberghes served as Deputy Treasurer of other Fidelity funds (2008-2013), Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer of the Fidelity funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously,Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer (2008-present) and Deputy Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present). Previously,Mr. Robins served as President and Treasurer (2008-2013) and Deputy Treasurer (2005-2008) of certain Fidelity funds, and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (1958)

Year of Election or Appointment: 2005

Assistant Treasurer of certain Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Assistant Treasurer of other Fidelity funds (2005-2013) and Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Smith also serves as Deputy Treasurer (2013-present) and Assistant Treasurer (2013-present) of other Fidelity funds and is an employee of Fidelity Investments (2009-present). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity funds (2013) and Senior Audit Manager of Ernst & Young LLP (1996-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The fund designates $11,110,038 of distributions paid during the period January 1, 2013 to August 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan), Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MOR-UANN-1013
1.784764.110

Item 2. Code of Ethics

As of the end of the period, August 31, 2013, Fidelity Advisor Series II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Intermediate Bond Fund and Fidelity Advisor Mortgage Securities Fund (the "Funds"):

Services Billed by PwC

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Intermediate Bond Fund	$95,000	$-	$4,600	$1,700
Fidelity Advisor Mortgage Securities Fund	$106,000	$-	$4,600	$1,900

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Intermediate Bond Fund	$98,000	$-	$4,500	$1,800
Fidelity Advisor Mortgage Securities Fund	$103,000	$-	$4,500	$1,900

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Advisor Short Fixed-Income Fund (the "Fund"):

Services Billed by Deloitte Entities

August 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$166,000	$-	$5,800	$700

August 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Short Fixed-Income Fund	$158,000	$-	$5,700	$500

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2013A	August 31, 2012A
Audit-Related Fees	$5,335,000	$4,450,000
Tax Fees	$-	$-
All Other Fees	$30,000	$-

A Amounts may reflect rounding.

Services Billed by Deloitte Entities

	August 31, 2013A	August 31, 2012A
Audit-Related Fees	$1,115,000	$615,000
Tax Fees	$-	$-
All Other Fees	$765,000	$1,115,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2013 A	August 31, 2012 A
PwC	$6,195,000	$5,665,000
Deloitte Entities	$1,980,000	$1,820,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 28, 2013